UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03919
Name of Registrant: Vanguard STAR Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2014

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (43.6%)
Vanguard Windsor II Fund Investor Shares	68,244,172	2,613,069
Vanguard Windsor Fund Investor Shares	66,001,209	1,415,066
Vanguard PRIMECAP Fund Investor Shares	11,250,179	1,131,880
Vanguard US Growth Fund Investor Shares	37,534,422	1,118,526
Vanguard Morgan Growth Fund Investor Shares	42,352,809	1,114,726
Vanguard Explorer Fund Investor Shares	6,530,888	654,134
		8,047,401
International Stock Funds (18.6%)
Vanguard International Value Fund	44,714,350	1,716,584
Vanguard International Growth Fund Investor Shares	72,899,045	1,714,586
		3,431,170
U.S. Bond Funds (37.8%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	225,996,628	2,366,185
Vanguard Short-Term Investment-Grade Fund Investor Shares	214,829,816	2,307,272
Vanguard GNMA Fund Investor Shares	216,339,329	2,306,177
		6,979,634
Total Investment Companies (Cost $12,135,928)		18,458,205
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.118% (Cost $664)	664,314	664

Total Investments (100.0%) (Cost $12,136,592)		18,458,869
Other Assets and Liabilities-Net (0.0%)		(1,280)
Net Assets (100%)		18,457,589
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

STAR Fund

			Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distribution	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Explorer Fund	653,699	76,987	32,000	237	64,250	654,134
Vanguard GNMA Fund	2,127,222	181,048	13,424	44,457	—	2,306,177
Vanguard International Growth	1,620,943	68,970	25,910	23,910	—	1,714,586
Fund
Vanguard International Value Fund	1,629,300	57,119	28,000	30,574	—	1,716,584
Vanguard Long-Term Investment-	2,138,801	158,798	68,729	79,563	14,274	2,366,185
Grade-Fund
Vanguard Market Liquidity Fund	581	NA1	NA1	—	—	664
Vanguard Morgan Growth Fund	1,046,197	68,575	51,100	7,016	40,380
						1,114,726
Vanguard PRIMECAP Fund	1,055,423	51,895	80,504	9,320	42,028
						1,131,880
Vanguard Short-Term Investment	2,092,655	227,123	10,500	31,819	4,403	2,307,272
Grade-Fund
Vanguard US Growth Fund	1,043,442	13,569	51,367	4,224	—	1,118,526
Vanguard Windsor Fund	1,328,925	18,279	63,312	17,778	—	1,415,066
Vanguard Windsor II Fund	2,442,007	121,427	97,697	56,440	52,943	2,613,069
Total	17,179,195	1,043,789	522,543	305,338	218,278	18,458,869
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $12,136,592,000. Net unrealized appreciation of investment securities for tax purposes was $6,322,277,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Argentina (0.0%)
Siderar SAIC Class A	390	—

Australia (5.6%)
Commonwealth Bank of Australia	9,574,302	738,470
BHP Billiton Ltd.	19,093,984	677,965
Westpac Banking Corp.	18,325,424	582,754
Australia & New Zealand Banking Group Ltd.	16,159,541	504,531
National Australia Bank Ltd.	13,668,098	443,802
Wesfarmers Ltd.	6,773,853	274,304
Woolworths Ltd.	7,299,777	248,810
CSL Ltd.	3,047,537	189,874
Woodside Petroleum Ltd.	4,264,917	167,416
Rio Tinto Ltd.	2,592,677	157,490
Telstra Corp. Ltd.	26,089,425	132,303
Macquarie Group Ltd.	1,904,182	101,912
Suncorp Group Ltd.	7,655,016	100,649
* Scentre Group	30,768,446	97,217
AMP Ltd.	17,415,356	87,912
Origin Energy Ltd.	6,463,773	85,127
Brambles Ltd.	9,228,589	79,894
Insurance Australia Group Ltd.	13,665,002	79,529
* Westfield Corp.	11,503,782	79,386
Transurban Group	10,686,818	76,743
Santos Ltd.	5,675,514	76,036
QBE Insurance Group Ltd.	7,114,814	71,915
Amcor Ltd.	7,174,086	68,666
Oil Search Ltd.	6,845,421	59,873
Aurizon Holdings Ltd.	12,202,187	56,341
Stockland	13,706,069	51,340
Goodman Group	10,204,042	50,025
AGL Energy Ltd.	3,268,057	44,547
* Newcrest Mining Ltd.	4,424,459	44,200
Orica Ltd.	2,160,248	43,631
Fortescue Metals Group Ltd.	9,563,158	42,874
Lend Lease Group	3,195,057	39,872
GPT Group	10,509,020	39,566
Sonic Healthcare Ltd.	2,352,911	39,355
ASX Ltd.	1,143,085	38,176
Dexus Property Group	34,237,690	37,618
Mirvac Group	21,820,243	36,502
Computershare Ltd.	2,936,066	35,432
Ramsay Health Care Ltd.	768,478	34,237
Crown Resorts Ltd.	2,254,616	33,739
APA Group	4,813,024	33,224
James Hardie Industries plc	2,602,783	32,323
Asciano Ltd.	5,792,913	32,157
Bendigo and Adelaide Bank Ltd.	2,581,167	30,368
Seek Ltd.	1,995,555	30,164

Coca-Cola Amatil Ltd.	3,191,462	27,218
Tatts Group Ltd.	8,263,026	27,135
Incitec Pivot Ltd.	9,689,311	26,516
CFS Retail Property Trust Group	12,547,573	25,149
Sydney Airport	6,205,683	24,617
Challenger Ltd.	3,245,090	24,032
Bank of Queensland Ltd.	2,040,163	23,546
Boral Ltd.	4,580,022	22,530
* Alumina Ltd.	14,520,711	21,348
WorleyParsons Ltd.	1,279,430	21,075
Toll Holdings Ltd.	4,034,503	20,269
Federation Centres	8,474,051	20,146
Cochlear Ltd.	342,385	20,103
Iluka Resources Ltd.	2,475,012	20,052
Aristocrat Leisure Ltd.	3,704,042	19,431
* BlueScope Steel Ltd.	3,297,260	18,950
Caltex Australia Ltd.	800,027	18,201
Treasury Wine Estates Ltd.	3,837,953	17,588
DUET Group	7,371,776	16,440
Ansell Ltd.	908,450	15,949
ALS Ltd.	2,212,637	15,865
Echo Entertainment Group Ltd.	4,893,050	14,990
^ Flight Centre Travel Group Ltd.	332,020	14,485
Tabcorp Holdings Ltd.	4,399,048	14,215
Metcash Ltd.	5,199,283	14,045
Spark Infrastructure Group	7,835,814	13,654
REA Group Ltd.	311,810	13,580
carsales.com Ltd.	1,206,199	12,738
Primary Health Care Ltd.	2,781,827	12,439
SP AusNet	9,944,557	12,387
^ Leighton Holdings Ltd.	602,492	12,253
Investa Office Fund	3,567,538	11,744
Perpetual Ltd.	260,518	11,686
David Jones Ltd.	3,139,565	11,641
Beach Energy Ltd.	7,468,040	11,618
Downer EDI Ltd.	2,558,957	11,414
Australand Property Group	2,740,525	11,378
DuluxGroup Ltd.	2,160,440	10,968
IOOF Holdings Ltd.	1,363,824	10,950
^ JB Hi-Fi Ltd.	583,846	10,741
CSR Ltd.	2,991,448	10,404
* Sims Metal Management Ltd.	948,336	10,393
Orora Ltd.	7,152,540	9,632
GrainCorp Ltd. Class A	1,137,246	9,142
Adelaide Brighton Ltd.	2,694,793	9,088
G8 Education Ltd.	1,968,947	8,989
* Recall Holdings Ltd.	1,830,638	8,718
NIB Holdings Ltd.	2,897,294	8,699
Qube Holdings Ltd.	4,099,901	8,525
TPG Telecom Ltd.	1,677,121	8,517
Harvey Norman Holdings Ltd.	2,985,926	8,473
Fairfax Media Ltd.	10,690,437	8,414
Navitas Ltd.	1,814,324	8,260
Mineral Resources Ltd.	807,740	8,202

*	Qantas Airways Ltd.	6,592,591	8,078
	Cromwell Property Group	8,456,209	7,976
	BWP Trust	3,303,081	7,821
	Platinum Asset Management Ltd.	1,317,437	7,746
	OZ Minerals Ltd.	1,814,215	7,713
^	Monadelphous Group Ltd.	512,324	7,540
	Charter Hall Group	1,867,151	7,471
	PanAust Ltd.	3,596,370	7,453
	Super Retail Group Ltd.	836,198	7,281
	Myer Holdings Ltd.	3,478,141	7,262
	Seven West Media Ltd.	3,852,059	7,236
	Domino's Pizza Enterprises Ltd.	359,334	7,144
*	Nine Entertainment Co. Holdings Ltd.	3,599,171	7,139
	Macquarie Atlas Roads Group	2,263,910	7,012
	Charter Hall Retail REIT	1,799,143	6,663
	Envestra Ltd.	5,531,992	6,651
	Invocare Ltd.	654,509	6,380
	Magellan Financial Group Ltd.	587,885	6,344
^	UGL Ltd.	985,654	6,327
	Shopping Centres Australasia Property Group	3,843,378	6,315
*	Transpacific Industries Group Ltd.	6,336,774	6,303
	Goodman Fielder Ltd.	10,487,892	6,238
	Iress Ltd.	736,425	5,922
	Arrium Ltd.	7,833,629	5,886
	Breville Group Ltd.	759,034	5,819
^	M2 Group Ltd.	1,024,877	5,753
	Independence Group NL	1,289,630	5,727
	Ardent Leisure Group	2,385,545	5,672
	SAI Global Ltd.	1,235,712	5,569
	iiNET Ltd.	791,335	5,539
	Western Areas Ltd.	1,180,831	5,454
*,^ Whitehaven Coal Ltd.		3,442,686	5,370
	Northern Star Resources Ltd.	3,340,165	5,285
	Automotive Holdings Group Ltd.	1,460,899	5,249
*	Sandfire Resources NL	878,008	5,187
^	Cardno Ltd.	884,460	5,123
	Sigma Pharmaceuticals Ltd.	7,070,269	5,110
	GWA Group Ltd.	1,872,799	5,058
*	AWE Ltd.	2,850,728	4,769
^	Sirtex Medical Ltd.	271,792	4,714
*,^ Sirius Resources NL		1,269,770	4,548
	FlexiGroup Ltd.	1,267,497	4,352
	Aveo Group	2,165,917	4,310
*	Senex Energy Ltd.	6,776,162	4,230
*	Karoon Gas Australia Ltd.	1,268,515	4,221
	Abacus Property Group	1,743,663	4,172
	Nufarm Ltd.	1,040,742	4,159
	Bradken Ltd.	1,000,344	4,157
	Seven Group Holdings Ltd.	582,469	4,124
*,^ Mesoblast Ltd.		1,049,521	4,120
	Premier Investments Ltd.	459,056	4,113
	ARB Corp. Ltd.	353,888	3,994
	New Hope Corp. Ltd.	1,444,523	3,990
	Mermaid Marine Australia Ltd.	2,058,549	3,849

*	Sundance Energy Australia Ltd.	3,002,503	3,782
*,^ Syrah Resources Ltd.		718,717	3,717
	Village Roadshow Ltd.	515,125	3,709
*	Transfield Services Ltd.	2,959,723	3,675
*,^ Drillsearch Energy Ltd.		2,382,351	3,608
	Southern Cross Media Group Ltd.	3,119,727	3,463
*	Pact Group Holdings Ltd.	1,008,942	3,455
	BT Investment Management Ltd.	552,903	3,420
^	Regis Resources Ltd.	2,118,395	3,410
*	Papillon Resources Ltd.	1,963,794	3,316
*	Veda Group Ltd.	1,615,760	3,131
^	Cabcharge Australia Ltd.	727,980	3,095
	Tassal Group Ltd.	834,700	3,090
	Ainsworth Game Technology Ltd.	875,844	3,044
	Atlas Iron Ltd.	5,143,257	2,991
	Retail Food Group Ltd.	679,678	2,939
*	OzForex Group Ltd.	1,283,870	2,911
*	APN News & Media Ltd.	3,953,743	2,871
	Pacific Brands Ltd.	5,486,877	2,857
^	GUD Holdings Ltd.	406,914	2,805
*	Australian Agricultural Co. Ltd.	2,432,883	2,804
*	Virgin Australia Holdings Ltd.	7,330,704	2,748
*	Ten Network Holdings Ltd.	10,498,587	2,746
*	Cover-More Group Ltd.	1,532,300	2,588
	Amcom Telecommunications Ltd.	1,348,830	2,554
	Mount Gibson Iron Ltd.	3,811,769	2,552
	STW Communications Group Ltd.	1,859,408	2,538
*,^ Horizon Oil Ltd.		7,320,026	2,536
	McMillan Shakespeare Ltd.	289,279	2,527
	Virtus Health Ltd.	347,088	2,503
*	Energy World Corp. Ltd.	7,709,017	2,491
*	Mayne Pharma Group Ltd.	3,053,491	2,445
*	Steadfast Group Ltd.	1,911,034	2,355
	Skilled Group Ltd.	1,001,497	2,346
*	Roc Oil Co. Ltd.	4,060,744	2,328
	Wotif.com Holdings Ltd.	756,316	2,322
*	Platinum Capital Ltd.	1,302,330	2,262
	Hills Ltd.	1,325,409	2,235
*	Vocation Ltd.	779,160	2,224
	Growthpoint Properties Australia Ltd.	960,309	2,216
	Cedar Woods Properties Ltd.	309,578	2,166
	Tox Free Solutions Ltd.	710,285	2,146
*,^ Lynas Corp. Ltd.		13,665,171	2,139
	Technology One Ltd.	809,094	2,107
*,^ Paladin Energy Ltd.		5,972,686	2,043
*,^ Beadell Resources Ltd.		4,226,504	2,011
*	Resolute Mining Ltd.	3,500,881	1,908
	Evolution Mining Ltd.	2,591,432	1,848
	RCR Tomlinson Ltd.	667,490	1,810
	Thorn Group Ltd.	848,153	1,790
*,^ Linc Energy Ltd.		1,791,097	1,787
*,^ Medusa Mining Ltd.		1,164,902	1,771
*	Saracen Mineral Holdings Ltd.	4,383,020	1,764
	Programmed Maintenance Services Ltd.	673,415	1,759

Credit Corp. Group Ltd.	212,381	1,735
*,^ Dick Smith Holdings Ltd.	907,649	1,694
NRW Holdings Ltd.	1,685,958	1,670
*,^ Cudeco Ltd.	1,035,336	1,655
Ausdrill Ltd.	1,642,190	1,642
^ Cash Converters International Ltd.	1,575,862	1,633
*,^ Billabong International Ltd.	3,214,787	1,586
*,^ Tiger Resources Ltd.	5,302,499	1,560
MACA Ltd.	817,461	1,557
SMS Management & Technology Ltd.	381,895	1,453
^ Reject Shop Ltd.	162,968	1,453
^ Acrux Ltd.	864,077	1,449
Decmil Group Ltd.	747,582	1,369
* Panoramic Resources Ltd.	1,471,028	1,356
Sunland Group Ltd.	881,484	1,349
* ERM Power Ltd.	703,225	1,327
*,^ NEXTDC Ltd.	911,382	1,315
*,^ Sundance Resources Ltd.	16,268,629	1,252
* Energy Resources of Australia Ltd.	996,540	1,238
Astro Japan Property Group	314,943	1,225
UXC Ltd.	1,636,672	1,181
*,^ Silver Lake Resources Ltd.	2,781,424	1,173
^ Webjet Ltd.	429,436	1,169
*,^ Perseus Mining Ltd.	2,916,487	1,155
Australian Pharmaceutical Industries Ltd.	2,029,955	1,126
*,^ Starpharma Holdings Ltd.	1,579,305	1,102
BC Iron Ltd.	347,903	1,083
*,^ Newcrest Mining Ltd. ADR	107,626	1,071
* Mineral Deposits Ltd.	573,281	1,008
*,^ Buru Energy Ltd.	1,238,824	951
*,^ Kingsgate Consolidated Ltd.	1,117,451	936
* Indophil Resources NL	4,647,810	918
*,^ Intrepid Mines Ltd.	3,008,906	760
* Infigen Energy	3,435,073	728
* Sims Metal Management Ltd. ADR	66,577	727
*,^ Troy Resources Ltd.	948,043	698
^ Aspen Group	611,027	693
^ Fleetwood Corp. Ltd.	341,941	689
Mincor Resources NL	913,826	679
*,^ Dart Energy Ltd.	4,890,170	678
*,2 Sirius Resources NL	188,659	670
*,^ Kingsrose Mining Ltd.	1,302,691	670
*,^ Tap Oil Ltd.	1,197,134	665
^ Watpac Ltd.	802,416	643
*,^ Boart Longyear Ltd.	3,784,163	638
Crowe Horwath Australasia Ltd.	1,662,839	634
^ Imdex Ltd.	1,032,390	616
* Emeco Holdings Ltd.	3,060,601	614
Oakton Ltd.	397,847	519
*,^ Silex Systems Ltd.	884,942	519
* Macmahon Holdings Ltd.	4,755,777	505
*,^ Gunns Ltd.	3,024,191	450
* Rex Minerals Ltd.	1,020,709	410
* Cape Lambert Resources Ltd.	2,817,988	327

*,^ St. Barbara Ltd.		2,921,721	293
	Forge Group Ltd.	337,261	287
*	Kagara Ltd.	2,282,838	255
*	Galaxy Resources Ltd.	4,742,782	252
*,^ Gindalbie Metals Ltd.		4,554,359	243
*	Equatorial Resources Ltd.	704,038	216
*	Gunns Ltd.	3,440	136
*,^ Coalspur Mines Ltd.		1,768,018	100
*	Nexus Energy Ltd.	5,925,255	72
			7,327,884
Austria (0.2%)
	Erste Group Bank AG	1,737,562	44,618
	OMV AG	855,184	34,395
	Voestalpine AG	666,117	29,315
	Andritz AG	430,884	23,323
	Raiffeisen Bank International AG	693,592	19,047
	IMMOFINANZ AG	5,677,453	17,904
	Vienna Insurance Group AG Wiener Versicherung Gruppe	229,407	11,387
	Wienerberger AG	680,439	10,213
	Oesterreichische Post AG	198,477	9,306
	CA Immobilien Anlagen AG	437,409	8,737
	Schoeller-Bleckmann Oilfield Equipment AG	64,700	7,695
^	Verbund AG	388,447	7,306
*	BUWOG AG	301,701	5,809
	Flughafen Wien AG	61,402	5,760
	Atrium European Real Estate Ltd.	1,006,864	5,620
	Mayr Melnhof Karton AG	46,986	5,601
	RHI AG	152,087	4,718
	Conwert Immobilien Invest SE	364,384	4,469
	Telekom Austria AG	397,504	3,812
^	Zumtobel AG	163,199	3,355
	Strabag SE	117,037	3,137
2	AMAG Austria Metall AG	86,834	3,098
	Lenzing AG	52,451	3,065
	S IMMO AG	323,982	2,579
^	EVN AG	174,988	2,422
	Palfinger AG	66,034	2,046
^	Kapsch TrafficCom AG	28,349	1,113
			279,850
Belgium (0.9%)
	Anheuser-Busch InBev NV	4,745,745	512,227
*	KBC Groep NV	1,635,623	88,660
	UCB SA	724,216	66,429
	Solvay SA Class A	335,062	54,102
	Groupe Bruxelles Lambert SA	461,440	45,894
	Ageas	1,273,258	45,699
	Delhaize Group SA	603,195	39,363
	Umicore SA	650,632	31,445
	Belgacom SA	834,750	27,279
	Colruyt SA	415,780	20,135
	Ackermans & van Haaren NV	146,988	17,808
*	Telenet Group Holding NV	286,189	15,297
	bpost SA	590,301	14,806
	Cofinimmo	101,181	12,545

	Sofina SA	100,151	11,293
	Arseus NV	182,745	9,861
	NV Bekaert SA	214,820	8,030
	Elia System Operator SA/NV	158,452	7,714
	Befimmo SA	98,157	7,685
	D'ieteren SA/NV	163,074	6,880
	Melexis NV	125,655	5,812
	Gimv NV	108,681	5,323
*	Euronav NV	438,077	5,299
	Warehouses De Pauw SCA	64,862	4,901
	Cie d'Entreprises CFE	42,215	4,140
	Barco NV	51,299	3,779
^	Nyrstar (Voting Shares)	909,292	3,754
*	Mobistar SA	175,149	3,491
*	Tessenderlo Chemie NV (Voting Shares)	110,133	3,187
*	AGFA-Gevaert NV	967,913	2,892
^	EVS Broadcast Equipment SA	55,864	2,859
*	KBC Ancora	92,584	2,849
	Sipef SA	34,420	2,782
^	Econocom Group	264,387	2,407
	Cie Maritime Belge SA	100,627	2,355
	Van de Velde NV	38,461	2,033
*,^ ThromboGenics NV		163,291	1,996
*	RHJ International SA	400,687	1,943
*	Ion Beam Applications	113,477	1,709
	Wereldhave Belgium NV	11,488	1,481
	Intervest Offices & Warehouses NV	37,262	1,103
*,^ Dexia SA		2,875,273	116
			1,109,363
Brazil (2.3%)
	Itau Unibanco Holding SA Preference Shares	10,357,642	160,244
	Petroleo Brasileiro SA Preference Shares	17,531,361	147,592
	AMBEV SA	20,611,570	142,362
	Petroleo Brasileiro SA	16,827,887	133,436
	Banco Bradesco SA Preference Shares	8,585,946	130,979
	Vale SA Preference Shares	8,053,618	103,406
	BRF SA	4,099,953	100,296
	Itau Unibanco Holding SA ADR	6,087,509	93,748
	Cielo SA	4,302,202	78,696
	Itausa - Investimentos Itau SA Preference Shares	18,756,908	78,459
	Vale SA	5,420,193	77,764
	Petroleo Brasileiro SA ADR	4,081,564	68,652
	Banco do Brasil SA	5,102,002	62,337
	Banco Bradesco SA ADR	3,970,510	60,669
	Kroton Educacional SA	2,264,479	60,306
	BM&FBovespa SA	11,001,529	58,723
	Ultrapar Participacoes SA	2,290,016	52,740
	BB Seguridade Participacoes SA	3,579,182	52,219
	Vale SA Class B ADR	4,005,671	51,273
	AMBEV SA ADR	7,266,516	50,066
	Banco Bradesco SA	3,004,885	46,860
	Petroleo Brasileiro SA ADR	2,669,098	42,545
	CCR SA	5,139,877	40,417
	Vale SA Class B ADR	2,528,703	36,287

BRF SA ADR	1,096,608	26,867
Embraer SA	2,730,681	25,938
Telefonica Brasil SA Preference Shares	1,238,200	24,887
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	497,502	24,012
Itau Unibanco Holding SA	1,620,036	23,721
Cia Energetica de Minas Gerais Preference Shares	2,886,478	23,499
Grupo BTG Pactual	1,501,544	23,403
Lojas Renner SA	746,500	22,539
Banco Santander Brasil SA	3,332,647	22,387
BR Malls Participacoes SA	2,556,976	22,090
Souza Cruz SA	2,267,126	21,045
Gerdau SA Preference Shares	3,518,368	20,703
Tim Participacoes SA	3,858,938	20,445
Lojas Americanas SA Preference Shares	3,121,320	19,880
WEG SA	1,626,580	19,501
Tractebel Energia SA	1,246,132	18,669
CETIP SA - Mercados Organizados	1,300,913	18,200
Estacio Participacoes SA	1,454,987	18,053
* Hypermarcas SA	2,224,110	17,734
Cia Brasileira de Distribuicao ADR	358,724	17,298
Natura Cosmeticos SA	1,018,581	15,862
Banco Santander Brasil SA ADR	2,312,459	15,540
JBS SA	4,209,014	15,491
* Qualicorp SA	1,264,871	14,635
Totvs SA	818,814	14,144
Cia Energetica de Sao Paulo Preference Shares	1,085,061	13,836
Bradespar SA Preference Shares	1,358,007	13,767
* Klabin SA	2,747,433	13,745
Embraer SA ADR	360,643	13,719
Localiza Rent a Car SA	841,526	13,398
Cia Siderurgica Nacional SA	2,575,481	12,998
CPFL Energia SA	1,431,660	12,494
Cia Energetica de Minas Gerais ADR	1,514,742	12,451
Raia Drogasil SA	1,469,654	12,288
Oi SA Preference Shares	18,234,151	11,814
Metalurgica Gerdau SA Preference Shares Class A	1,644,741	11,701
M Dias Branco SA	268,394	11,008
Telefonica Brasil SA ADR	537,651	10,834
Multiplan Empreendimentos Imobiliarios SA	455,087	10,812
Cosan SA Industria e Comercio	651,894	10,680
Cia de Saneamento Basico do Estado de Sao Paulo	1,138,994	10,086
ALL - America Latina Logistica SA	2,602,174	9,979
Gerdau SA ADR	1,583,278	9,310
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,658,019	9,186
^ Cia Siderurgica Nacional SA ADR	1,747,389	8,684
Sul America SA	1,436,700	8,644
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	2,393,602	8,493
Cia de Saneamento Basico do Estado de Sao Paulo ADR	893,490	7,952
Porto Seguro SA	578,870	7,943
Cia Hering	843,755	7,855
Equatorial Energia SA	702,702	7,836
* Fibria Celulose SA	739,255	7,256
EcoRodovias Infraestrutura e Logistica SA	1,195,862	7,221
BR Properties SA	1,164,949	7,204

	Suzano Papel e Celulose SA Preference Shares Class A	1,734,006	6,726
	EDP - Energias do Brasil SA	1,420,082	6,635
	Duratex SA	1,683,635	6,211
	Odontoprev SA	1,489,896	6,114
	MRV Engenharia e Participacoes SA	1,816,612	5,829
*	B2W Cia Digital	394,643	5,810
*,^ Fibria Celulose SA ADR		584,562	5,764
	Cia de Saneamento de Minas Gerais-COPASA	350,143	5,733
	Tim Participacoes SA ADR	207,108	5,513
	Marcopolo SA Preference Shares	3,011,768	5,310
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e
	Identificacao S.A	319,998	5,247
	Banco do Estado do Rio Grande do Sul SA Preference Shares	1,024,096	5,209
^	Cia Paranaense de Energia ADR	328,456	5,104
	Oi SA	7,569,114	5,071
*	PDG Realty SA Empreendimentos e Participacoes	7,722,732	4,936
	Transmissora Alianca de Energia Eletrica SA	542,877	4,891
	Lojas Americanas SA	920,825	4,826
	Centrais Eletricas Brasileiras SA Preference Shares	981,268	4,710
	Mills Estruturas e Servicos de Engenharia SA	451,679	4,706
	AES Tiete SA Preference Shares	558,360	4,568
	Smiles SA	260,200	4,530
*	Marfrig Global Foods SA	1,531,452	4,469
	Sao Martinho SA	266,039	4,454
	Diagnosticos da America SA	681,500	4,452
	Linx SA	185,400	4,413
	Braskem SA Preference Shares	713,246	4,411
	Cia Paranaense de Energia Preference Shares	268,550	4,167
	Multiplus SA	285,000	4,162
	Cia Energetica de Minas Gerais	488,530	3,988
	Light SA	415,393	3,900
	Aliansce Shopping Centers SA	464,940	3,853
	Alpargatas SA Preference Shares	817,911	3,829
	Iguatemi Empresa de Shopping Centers SA	356,400	3,809
	Gerdau SA	756,303	3,594
*	B2W Cia Digital Receipt	227,710	3,267
	Alupar Investimento SA	431,300	3,203
	Arezzo Industria e Comercio SA	251,606	3,174
	Iochpe-Maxion SA	432,157	3,171
	Even Construtora e Incorporadora SA	1,140,233	3,136
	Fleury SA	466,106	3,065
*	Gol Linhas Aereas Inteligentes SA Preference Shares	485,300	2,937
	Ez Tec Empreendimentos e Participacoes SA	295,504	2,931
	Centrais Eletricas Brasileiras SA	1,014,200	2,794
	Grendene SA	473,123	2,763
	Arteris SA	331,787	2,552
	Randon Participacoes SA Preference Shares	926,756	2,545
	QGEP Participacoes SA	612,675	2,536
	CPFL Energia SA ADR	142,247	2,494
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	195,836	2,482
	International Meal Co. Holdings SA	296,675	2,430
	AES Tiete SA	345,502	2,385
	Gafisa SA	1,600,223	2,328
*	Usinas Siderurgicas de Minas Gerais SA	718,000	2,326

Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	495,841	2,279
Mahle-Metal Leve SA Industria e Comercio	226,239	2,196
Magnesita Refratarios SA	1,107,245	2,191
SLC Agricola SA	292,654	2,186
JSL SA	460,068	2,180
Abril Educacao SA	129,160	2,163
Direcional Engenharia SA	465,642	2,083
* Ser Educacional SA	189,300	2,027
Guararapes Confeccoes SA	44,850	1,974
^ Centrais Eletricas Brasileiras SA ADR	702,934	1,954
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	81,733	1,896
Santos Brasil Participacoes SA	271,449	1,783
Marisa Lojas SA	270,300	1,767
Helbor Empreendimentos SA	699,947	1,718
Brasil Insurance Participacoes e Administracao SA	387,034	1,597
Centrais Eletricas Brasileiras SA ADR	326,858	1,572
Gafisa SA ADR	540,000	1,561
* Brasil Pharma SA	986,940	1,553
Magazine Luiza SA	389,785	1,538
LPS Brasil Consultoria de Imoveis SA	353,400	1,511
Tecnisa SA	508,177	1,487
Contax Participacoes SA	181,169	1,365
Brasil Brokers Participacoes SA	917,950	1,355
Cia Paranaense de Energia	120,900	1,304
Sonae Sierra Brasil SA	158,846	1,264
* Prumo Logistica SA	2,723,660	1,248
Braskem SA ADR	100,200	1,243
Cia Energetica do Ceara Preference Shares	77,653	1,193
* Rossi Residencial SA	1,726,188	1,080
Tegma Gestao Logistica	132,600	1,057
* Paranapanema SA	874,645	1,022
Oi SA ADR	1,533,734	1,012
JHSF Participacoes SA	601,055	983
Eneva SA	1,636,523	779
Gol Linhas Aereas Inteligentes SA ADR	128,200	777
Klabin SA Preference Shares	378,500	375
Oi SA ADR	87,138	60
Contax Participacoes SA Preference Shares	37,400	51
* Cia de Transmissao de Energia Eletrica Paulista Rights Exp. 08/19/2014	11,864	19
		3,014,679
Canada (7.5%)
Royal Bank of Canada	8,567,008	632,262
Toronto-Dominion Bank	10,988,396	574,640
Bank of Nova Scotia	7,206,072	489,129
Suncor Energy Inc.	8,807,830	361,651
Canadian National Railway Co.	4,402,912	294,335
Canadian Natural Resources Ltd.	6,530,611	284,679
^ Bank of Montreal	3,741,718	278,892
Enbridge Inc.	4,971,394	243,702
Manulife Financial Corp.	11,040,386	225,597
Canadian Imperial Bank of Commerce	2,380,895	221,003
* Valeant Pharmaceuticals International Inc.	1,841,704	215,917
TransCanada Corp.	4,188,800	210,141
Canadian Pacific Railway Ltd.	942,842	179,281

Potash Corp. of Saskatchewan Inc.	5,037,843	178,855
Brookfield Asset Management Inc. Class A	3,384,450	150,979
Sun Life Financial Inc.	3,633,853	138,542
Cenovus Energy Inc.	4,473,549	137,405
Magna International Inc.	1,253,279	134,587
Goldcorp Inc.	4,806,671	131,634
Barrick Gold Corp.	6,397,945	115,595
^ Crescent Point Energy Corp.	2,447,528	99,867
Encana Corp.	4,421,171	95,207
National Bank of Canada	1,949,238	87,241
Rogers Communications Inc. Class B	2,159,697	84,340
First Quantum Minerals Ltd.	3,514,252	83,348
Thomson Reuters Corp.	2,180,310	82,365
Imperial Oil Ltd.	1,565,865	80,350
Pembina Pipeline Corp.	1,897,133	79,480
Agrium Inc.	863,689	78,737
^ BCE Inc.	1,534,273	69,484
Loblaw Cos. Ltd.	1,374,417	67,602
Teck Resources Ltd. Class B	2,802,992	67,173
Talisman Energy Inc.	6,126,392	64,110
Alimentation Couche Tard Inc. Class B	2,322,152	63,551
Canadian Oil Sands Ltd.	2,874,829	61,407
Power Corp. of Canada	2,068,524	60,860
Fairfax Financial Holdings Ltd.	124,140	58,447
Shaw Communications Inc. Class B	2,346,422	57,501
* CGI Group Inc. Class A	1,556,183	55,819
Silver Wheaton Corp.	2,131,167	55,666
* Catamaran Corp.	1,214,196	55,289
Husky Energy Inc.	1,755,162	53,395
Intact Financial Corp.	792,529	52,857
^ Great-West Lifeco Inc.	1,784,531	51,980
^ ARC Resources Ltd.	1,870,215	51,526
* Tourmaline Oil Corp.	1,048,009	49,337
Franco-Nevada Corp.	865,311	48,958
SNC-Lavalin Group Inc.	896,391	47,354
Cameco Corp.	2,336,911	47,109
Saputo Inc.	754,139	46,804
Tim Hortons Inc.	837,255	46,771
^ CI Financial Corp.	1,403,050	45,424
^ Agnico Eagle Mines Ltd.	1,218,810	45,316
^ Power Financial Corp.	1,387,091	44,703
Yamana Gold Inc.	5,165,944	44,062
Canadian Tire Corp. Ltd. Class A	459,715	43,672
TELUS Corp.	1,236,132	43,149
Gildan Activewear Inc.	719,706	42,172
^ Baytex Energy Corp.	981,349	42,067
Open Text Corp.	722,162	40,163
Canadian Utilities Ltd. Class A	1,109,988	39,875
Fortis Inc.	1,278,142	39,328
^ Vermilion Energy Inc.	565,148	37,298
^ Methanex Corp.	573,076	37,296
Keyera Corp.	497,737	37,259
Pacific Rubiales Energy Corp.	1,888,826	36,119
Metro Inc.	527,894	34,418

	AltaGas Ltd.	723,825	32,761
*	MEG Energy Corp.	878,826	31,515
	Eldorado Gold Corp.	4,238,990	31,452
	Onex Corp.	522,916	30,430
	Dollarama Inc.	354,679	29,195
	Bombardier Inc. Class B	8,506,986	29,102
	Finning International Inc.	1,012,137	29,092
^	Enerplus Corp.	1,215,508	27,792
*	BlackBerry Ltd.	2,972,560	27,780
	IGM Financial Inc.	587,775	27,730
*	Kinross Gold Corp.	6,726,816	26,899
^	Peyto Exploration & Development Corp.	786,542	26,438
	Industrial Alliance Insurance & Financial Services Inc.	589,086	25,830
	George Weston Ltd.	304,199	24,473
	Penn West Petroleum Ltd.	2,921,716	22,616
	Constellation Software Inc.	94,900	22,542
	Gibson Energy Inc.	730,238	22,402
^	Veresen Inc.	1,306,267	22,199
	RioCan REIT	871,647	21,648
	Empire Co. Ltd.	306,100	21,648
	Precision Drilling Corp.	1,735,614	21,632
^	Whitecap Resources Inc.	1,391,963	20,260
	CAE Inc.	1,566,572	20,000
^	Pengrowth Energy Corp.	3,120,719	19,892
	Atco Ltd.	452,253	19,826
	Home Capital Group Inc. Class B	410,130	19,522
*	Element Financial Corp.	1,497,100	19,442
	CCL Industries Inc. Class B	188,925	18,703
	TransAlta Corp.	1,600,152	18,374
*	New Gold Inc.	2,972,077	18,290
	Aimia Inc.	1,019,800	17,930
	Canadian Western Bank	469,160	17,908
	ShawCor Ltd.	344,733	17,449
	Progressive Waste Solutions Ltd.	689,014	17,296
	West Fraser Timber Co. Ltd.	370,368	16,872
	H&R REIT	785,730	16,668
*	Turquoise Hill Resources Ltd.	4,758,168	16,539
	Linamar Corp.	301,316	16,404
	Stantec Inc.	255,000	16,179
	MacDonald Dettwiler & Associates Ltd.	214,062	15,996
	TransForce Inc.	588,312	14,876
*	Lundin Mining Corp.	2,574,563	14,805
*	Paramount Resources Ltd. Class A	286,690	14,666
	DH Corp.	479,950	14,504
^	Bonavista Energy Corp.	1,120,460	14,489
	Secure Energy Services Inc.	667,801	14,130
*,^ Tahoe Resources Inc.		509,990	13,513
^	Cineplex Inc.	373,521	13,353
	Bell Aliant Inc.	453,527	12,853
	Trican Well Service Ltd.	884,440	12,768
^	Ritchie Bros Auctioneers Inc.	525,289	12,719
^	Pan American Silver Corp.	854,734	12,558
	HudBay Minerals Inc.	1,155,333	12,408
	WSP Global Inc.	366,209	12,276

*	Athabasca Oil Corp.	2,147,987	12,273
	Ensign Energy Services Inc.	758,600	12,210
	Quebecor Inc. Class B	497,490	12,073
^	Mullen Group Ltd.	470,270	12,038
	Russel Metals Inc.	362,332	11,707
	Capital Power Corp.	481,500	11,707
	TMX Group Ltd.	221,742	11,651
	Westshore Terminals Investment Corp.	356,446	10,853
	FirstService Corp.	194,357	10,829
^	Corus Entertainment Inc. Class B	487,393	10,773
*	Imax Corp.	405,200	10,643
*,^ Detour Gold Corp.		931,922	10,504
*	Celestica Inc.	972,008	10,430
^	Hudson's Bay Co.	690,400	10,422
*	Canfor Corp.	491,600	10,410
*,^ B2Gold Corp.		3,986,289	10,310
	Pason Systems Inc.	393,435	10,028
^	Bank of Montreal	133,276	9,938
	Barrick Gold Corp.	542,335	9,805
	Toromont Industries Ltd.	396,883	9,482
^	Superior Plus Corp.	740,380	9,452
^	Trilogy Energy Corp.	365,680	9,307
^	Northland Power Inc.	558,038	9,013
	Canadian Energy Services & Technology Corp.	1,034,800	9,007
*	Gran Tierra Energy Inc.	1,352,643	8,982
	Jean Coutu Group PJC Inc. Class A	452,010	8,950
^	Bonterra Energy Corp.	161,234	8,923
	Genworth MI Canada Inc.	243,280	8,822
*	Legacy Oil & Gas Inc.	1,152,270	8,719
*	Bankers Petroleum Ltd.	1,512,600	8,546
	First Capital Realty Inc.	493,667	8,544
^	Canadian REIT	202,647	8,507
*	Bellatrix Exploration Ltd.	1,141,503	8,449
^	Maple Leaf Foods Inc.	467,155	8,428
^	Calloway REIT	343,900	8,279
	Boardwalk REIT	138,586	8,249
*	IAMGOLD Corp.	2,200,392	8,133
	Dream Office REIT	300,100	7,987
	RONA Inc.	717,300	7,954
	Trinidad Drilling Ltd.	821,984	7,946
	Laurentian Bank of Canada	167,677	7,927
	Enerflex Ltd.	464,761	7,869
	Calfrac Well Services Ltd.	410,300	7,846
^	Lightstream Resources Ltd.	1,179,073	7,786
^	Parkland Fuel Corp.	411,022	7,762
*	First Majestic Silver Corp.	690,800	7,330
*	Kelt Exploration Ltd.	619,506	7,307
	Algonquin Power & Utilities Corp.	970,600	7,219
	Sherritt International Corp.	1,735,400	7,130
*	SEMAFO Inc.	1,646,470	7,112
*	NuVista Energy Ltd.	762,200	6,997
*	Dominion Diamond Corp.	495,792	6,952
	Manitoba Telecom Services Inc.	241,481	6,950
	Canadian Apartment Properties REIT	316,300	6,672

^	Canaccord Genuity Group Inc.	572,047	6,652
	Alamos Gold Inc.	746,067	6,637
^	Emera Inc.	212,110	6,558
*	ATS Automation Tooling Systems Inc.	475,100	6,462
*	Crew Energy Inc.	714,080	6,438
^	Allied Properties REIT	200,700	6,435
	Cominar REIT	367,505	6,343
	Stella-Jones Inc.	249,480	6,178
*	Birchcliff Energy Ltd.	610,897	6,101
*	Capstone Mining Corp.	2,272,000	6,085
	North West Co. Inc.	273,121	6,012
	AuRico Gold Inc.	1,461,153	6,004
*	Torex Gold Resources Inc.	4,267,149	5,949
^	Black Diamond Group Ltd.	212,700	5,718
*,^ Westport Innovations Inc.		327,453	5,625
^	Artis REIT	386,600	5,513
	AGF Management Ltd. Class B	503,619	5,460
	Innergex Renewable Energy Inc.	557,559	5,369
	Dorel Industries Inc. Class B	151,570	5,335
*	Advantage Oil & Gas Ltd.	993,897	5,314
*,^ NovaGold Resources Inc.		1,397,644	5,281
*,^ OceanaGold Corp.		1,800,700	5,136
	Chartwell Retirement Residences	508,967	5,041
*,^ Avigilon Corp.		216,300	5,041
	Granite REIT	134,946	5,014
	Aecon Group Inc.	332,200	5,000
	Centerra Gold Inc.	936,316	4,869
^	First National Financial Corp.	220,770	4,762
	Martinrea International Inc.	404,200	4,756
	Transcontinental Inc. Class A	366,831	4,680
^	Canexus Corp.	1,044,378	4,521
	Nevsun Resources Ltd.	1,180,290	4,481
*,^ Silver Standard Resources Inc.		486,156	4,463
*	Imperial Metals Corp.	289,175	4,432
*,^ China Gold International Resources Corp. Ltd.		1,436,190	4,215
^	Just Energy Group Inc.	767,525	4,153
*	Dundee Corp. Class A	250,481	4,140
*	Great Canadian Gaming Corp.	284,400	4,119
	Major Drilling Group International Inc.	475,484	3,920
*,^ Pretium Resources Inc.		561,545	3,842
	Cott Corp.	562,934	3,841
^	Savanna Energy Services Corp.	516,400	3,775
	Cogeco Cable Inc.	66,690	3,708
*	BlackPearl Resources Inc.	1,874,600	3,696
*	Osisko Gold Royalties Ltd.	257,663	3,675
*	Dream Unlimited Corp. Class A	282,481	3,526
*,^ Endeavour Silver Corp.		594,804	3,513
^	Extendicare Inc.	506,488	3,470
	Norbord Inc.	159,100	3,311
*	Argonaut Gold Inc.	887,465	3,239
*,^ Denison Mines Corp.		2,340,358	3,112
	Alacer Gold Corp.	1,344,561	3,071
	Morguard REIT	182,800	3,006
	Torstar Corp. Class B	415,280	2,879

*	Dundee Precious Metals Inc.	604,900	2,868
*,^ Thompson Creek Metals Co. Inc.		990,900	2,745
^	Atlantic Power Corp.	718,448	2,721
*	Taseko Mines Ltd.	1,128,243	2,597
^	Northern Property REIT	90,073	2,416
^	Sprott Inc.	881,213	2,384
	Cascades Inc.	383,630	2,343
^	Wi-Lan Inc.	700,230	2,248
*	Continental Gold Ltd.	576,571	2,041
	GMP Capital Inc.	273,300	2,035
^	Silvercorp Metals Inc.	1,028,051	1,923
*	Gran Tierra Energy Inc.	276,100	1,831
^	Reitmans Canada Ltd. Class A	300,030	1,657
^	InnVest REIT	272,700	1,396
^	Bombardier Inc. Class A	272,943	949
*,^ Westport Innovations Inc.		38,000	655
*	Torex Gold Resources Inc Warrants	175,472	3
*	Poseidon Concepts Corp.	320,721	—
			9,729,556
Chile (0.3%)
	Enersis SA	92,046,642	31,027
	Empresas COPEC SA	2,241,206	27,453
	SACI Falabella	2,845,013	22,655
	Empresa Nacional de Electricidad SA	14,932,109	22,172
	Cencosud SA	6,683,662	20,889
*	Latam Airlines Group SA	1,709,223	20,133
	Banco de Chile	147,223,555	18,312
	Banco Santander Chile	279,108,389	17,726
	Empresas CMPC SA	6,668,348	14,975
	Banco de Credito e Inversiones	252,755	14,210
	Corpbanca SA	948,689,397	11,181
	Colbun SA	41,961,399	10,839
	Aguas Andinas SA Class A	17,178,681	10,833
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	373,051	10,361
	Cia Cervecerias Unidas SA	873,549	9,870
	Enersis SA ADR	498,905	8,412
	Sociedad Matriz Banco de Chile Class B	27,278,838	8,331
	ENTEL Chile SA	654,039	7,922
	Empresa Nacional de Electricidad SA ADR	171,411	7,623
	AES Gener SA	14,970,256	7,479
	Vina Concha y Toro SA	3,354,347	6,568
	Sonda SA	2,781,313	6,327
	CAP SA	447,300	6,083
	Banco Santander Chile ADR	229,722	5,842
	Parque Arauco SA	3,098,647	5,792
	Embotelladora Andina SA Preference Shares	1,434,490	5,084
	Sociedad Quimica y Minera de Chile SA ADR	168,595	4,675
	E.CL SA	3,156,653	4,364
	CFR Pharmaceuticals SA	12,811,608	4,299
	Inversiones Aguas Metropolitanas SA	2,571,921	4,062
	Ripley Corp. SA	5,199,164	3,121
	Sociedad Matriz SAAM SA	31,913,710	2,675
*	Latam Airlines Group SA	217,064	2,492
	Administradora de Fondos de Pensiones Habitat SA	1,929,758	2,480

Forus SA	538,145	2,446
Inversiones La Construccion SA	188,549	2,264
Sigdo Koppers SA	1,468,968	2,176
* Cia Sud Americana de Vapores SA	47,777,113	2,172
Salfacorp SA	2,372,072	1,804
Besalco SA	2,451,379	1,700
Coca-Cola Embonor SA Preference Shares Class B	910,133	1,602
* Latam Airlines Group SA ADR	73,423	861
* Cia Sud Americana de Vapores SA Rights Exp. 08/02/2014	11,264,346	2
		381,294
China (3.8%)
* Tencent Holdings Ltd.	27,315,375	443,595
China Mobile Ltd.	30,969,000	338,387
China Construction Bank Corp.	429,130,340	328,336
Industrial & Commercial Bank of China Ltd.	428,617,760	292,325
Bank of China Ltd.	447,782,306	213,990
CNOOC Ltd.	95,678,000	169,242
PetroChina Co. Ltd.	125,560,000	162,735
China Petroleum & Chemical Corp.	151,800,400	148,613
China Life Insurance Co. Ltd.	44,291,000	131,539
Ping An Insurance Group Co. of China Ltd.	11,351,200	96,451
China Overseas Land & Investment Ltd.	24,247,680	73,733
Agricultural Bank of China Ltd.	146,243,608	70,848
China Shenhua Energy Co. Ltd.	20,197,000	59,388
China Merchants Bank Co. Ltd.	27,252,122	55,075
China Telecom Corp. Ltd.	96,158,000	54,199
China Pacific Insurance Group Co. Ltd.	13,202,638	51,856
Lenovo Group Ltd.	36,088,000	49,227
China Unicom Hong Kong Ltd.	26,739,694	46,712
Hengan International Group Co. Ltd.	4,359,500	46,639
Belle International Holdings Ltd.	31,128,000	38,556
China Minsheng Banking Corp. Ltd.	36,169,418	37,362
Bank of Communications Co. Ltd.	47,918,150	36,715
China Resources Power Holdings Co. Ltd.	11,305,600	31,582
Dongfeng Motor Group Co. Ltd.	17,452,000	30,991
ENN Energy Holdings Ltd.	4,374,000	30,938
Brilliance China Automotive Holdings Ltd.	16,264,000	30,563
China CITIC Bank Corp. Ltd.	45,021,446	29,810
PICC Property & Casualty Co. Ltd.	17,719,344	28,651
Kunlun Energy Co. Ltd.	16,718,300	28,395
^ Byd Co. Ltd.	4,074,258	26,971
Beijing Enterprises Holdings Ltd.	3,095,500	26,955
China Oilfield Services Ltd.	10,786,000	26,850
^ Anhui Conch Cement Co. Ltd.	7,094,000	26,541
China Resources Land Ltd.	11,096,000	25,859
Great Wall Motor Co. Ltd.	6,126,000	25,202
China Merchants Holdings International Co. Ltd.	6,888,000	23,215
China Resources Enterprise Ltd.	7,072,000	21,520
China Everbright International Ltd.	15,768,000	21,051
China Longyuan Power Group Corp.	20,113,000	20,436
Huaneng Power International Inc.	18,372,000	20,394
* GCL-Poly Energy Holdings Ltd.	62,468,000	20,167
China Communications Construction Co. Ltd.	26,379,000	19,964
^ CITIC Pacific Ltd.	9,345,000	18,637

	Tsingtao Brewery Co. Ltd.	2,266,000	18,463
	China Gas Holdings Ltd.	9,082,000	17,521
*	China Vanke Co. Ltd.	7,842,474	17,365
	China National Building Material Co. Ltd.	17,218,000	17,167
	Shimao Property Holdings Ltd.	7,440,500	17,108
	Sinopharm Group Co. Ltd.	5,814,800	17,039
	China State Construction International Holdings Ltd.	9,201,442	16,203
	New China Life Insurance Co. Ltd.	4,271,067	15,469
	Beijing Enterprises Water Group Ltd.	23,710,000	15,410
^	Evergrande Real Estate Group Ltd.	35,369,883	15,331
	Jiangxi Copper Co. Ltd.	7,880,000	15,024
	Guangdong Investment Ltd.	13,270,000	14,882
	Guangzhou Automobile Group Co. Ltd.	13,153,883	14,767
^	China Coal Energy Co. Ltd.	24,396,000	14,662
	COSCO Pacific Ltd.	9,754,000	14,657
	Sino Biopharmaceutical Ltd.	16,668,000	14,286
	Haitong Securities Co. Ltd.	8,301,200	13,760
	China Resources Gas Group Ltd.	4,311,000	13,560
	Sihuan Pharmaceutical Holdings Group Ltd.	21,534,000	13,201
	Country Garden Holdings Co. Ltd.	25,856,284	13,154
	CITIC Securities Co. Ltd.	5,266,500	13,146
	Haier Electronics Group Co. Ltd.	4,508,000	12,873
^	Kingsoft Corp. Ltd.	4,332,000	12,730
	China Railway Group Ltd.	23,487,000	12,561
	Weichai Power Co. Ltd.	2,876,560	12,534
	Sino-Ocean Land Holdings Ltd.	21,029,500	12,282
	Longfor Properties Co. Ltd.	8,012,000	11,517
	GOME Electrical Appliances Holding Ltd.	67,853,612	11,453
	Fosun International Ltd.	8,680,000	10,979
	Chongqing Changan Automobile Co. Ltd. Class B	5,048,513	10,931
	Shandong Weigao Group Medical Polymer Co. Ltd.	10,544,000	10,815
	China Railway Construction Corp. Ltd.	11,255,800	10,788
*,^ China Cinda Asset Management Co. Ltd.		18,924,000	10,785
*,^ Aluminum Corp. of China Ltd.		23,403,862	10,758
	Geely Automobile Holdings Ltd.	26,525,000	10,665
*	China Taiping Insurance Holdings Co. Ltd.	4,867,400	10,588
	Shenzhou International Group Holdings Ltd.	3,313,000	10,430
	Zhuzhou CSR Times Electric Co. Ltd.	2,969,000	10,154
2	People's Insurance Co. Group of China Ltd.	22,655,000	9,978
	CSR Corp. Ltd.	11,136,000	9,960
	Inner Mongolia Yitai Coal Co. Ltd. Class B	6,621,294	9,738
^	Yanzhou Coal Mining Co. Ltd.	11,667,738	9,536
	CSPC Pharmaceutical Group Ltd.	12,270,000	9,530
^	Hanergy Solar Group Ltd.	60,404,000	9,463
*,^ China Huishan Dairy Holdings Co. Ltd.		41,720,368	9,437
	Zhejiang Expressway Co. Ltd.	8,700,000	9,399
^	Zijin Mining Group Co. Ltd.	35,623,000	9,252
	Shanghai Industrial Holdings Ltd.	2,714,000	9,033
	Jiangsu Expressway Co. Ltd.	7,268,000	8,834
	ANTA Sports Products Ltd.	5,364,000	8,816
	Kingboard Chemical Holdings Ltd.	4,174,900	8,761
	Datang International Power Generation Co. Ltd.	17,576,000	8,717
	Sunac China Holdings Ltd.	10,415,000	8,527
	China Resources Cement Holdings Ltd.	11,663,845	8,423

	SOHO China Ltd.	9,970,000	8,382
	Haitian International Holdings Ltd.	3,575,000	8,375
	Guangzhou R&F Properties Co. Ltd.	5,676,800	8,323
*	Shunfeng Photovoltaic International Ltd.	7,452,985	8,270
^	Tong Ren Tang Technologies Co. Ltd.	5,710,000	8,108
	Chongqing Rural Commercial Bank	16,382,000	8,103
*	Shanghai Fosun Pharmaceutical Group Co. Ltd.	2,401,500	7,909
	China Everbright Ltd.	5,118,000	7,897
	Nine Dragons Paper Holdings Ltd.	9,493,669	7,811
	AviChina Industry & Technology Co. Ltd.	13,368,000	7,712
	ZTE Corp.	3,678,982	7,686
	China International Marine Containers Group Co. Ltd.	3,469,953	7,567
	Shanghai Electric Group Co. Ltd.	16,838,000	7,470
2	Sinopec Engineering Group Co. Ltd.	6,552,500	7,470
	China Communications Services Corp. Ltd.	15,013,600	7,317
	Far East Horizon Ltd.	9,073,598	6,958
	Air China Ltd.	10,844,000	6,617
*,^ China COSCO Holdings Co. Ltd.		15,265,000	6,583
	Franshion Properties China Ltd.	21,658,000	6,386
	Agile Property Holdings Ltd.	7,482,000	6,357
*,^ China Shipping Container Lines Co. Ltd.		21,940,000	6,337
	Sinopec Shanghai Petrochemical Co. Ltd.	20,495,000	6,332
	Shenzhen International Holdings Ltd.	5,100,750	6,291
	Shanghai Pharmaceuticals Holding Co. Ltd.	3,371,500	6,266
	Beijing Capital International Airport Co. Ltd.	9,134,000	6,249
^	Sinotrans Ltd.	10,053,000	6,226
	Yuexiu Property Co. Ltd.	27,540,000	6,171
^	China South City Holdings Ltd.	12,252,000	6,155
^	China Medical System Holdings Ltd.	4,941,500	6,130
	Intime Retail Group Co. Ltd.	6,475,000	6,033
	Greentown China Holdings Ltd.	4,649,000	5,975
	Skyworth Digital Holdings Ltd.	11,793,000	5,821
*,^ China Modern Dairy Holdings Ltd.		12,527,000	5,798
^	China Power International Development Ltd.	13,756,000	5,768
*,2 Tianhe Chemicals Group Ltd.		17,903,827	5,637
	Lee & Man Paper Manufacturing Ltd.	9,204,000	5,583
	China BlueChemical Ltd.	10,752,000	5,538
	Travelsky Technology Ltd.	5,985,000	5,403
	China Agri-Industries Holdings Ltd.	12,247,400	5,345
	BBMG Corp.	6,840,500	5,328
	Poly Property Group Co. Ltd.	10,613,000	5,150
	China Molybdenum Co. Ltd.	7,794,000	5,142
	Huadian Fuxin Energy Corp. Ltd.	9,996,014	5,087
^	Sunny Optical Technology Group Co. Ltd.	3,859,000	5,075
2	China Galaxy Securities Co. Ltd.	6,745,500	5,074
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	7,987,822	5,021
	KWG Property Holding Ltd.	6,870,500	5,016
*	China Shipping Development Co. Ltd.	7,582,000	4,989
^	Huadian Power International Corp. Ltd.	8,016,000	4,942
*,^ China High Speed Transmission Equipment Group Co. Ltd.		6,275,000	4,895
	Greatview Aseptic Packaging Co. Ltd.	6,178,000	4,851
^	China Hongqiao Group Ltd.	5,592,575	4,785
	Zhongsheng Group Holdings Ltd.	3,755,000	4,768
	Huaneng Renewables Corp. Ltd.	14,374,000	4,763

^	Angang Steel Co. Ltd.	6,400,000	4,740
	Digital China Holdings Ltd.	4,796,000	4,720
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,989,580	4,709
	Shenzhen Investment Ltd.	12,622,000	4,362
^	Sinopec Kantons Holdings Ltd.	5,816,000	4,308
	Golden Eagle Retail Group Ltd.	3,308,000	4,260
*	Coolpad Group Ltd.	18,036,000	4,199
*,^ Hua Han Bio-Pharmaceutical Holdings Ltd.		14,840,000	4,197
^	Kaisa Group Holdings Ltd.	11,233,000	4,103
*	Hopson Development Holdings Ltd.	3,638,000	4,063
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	1,278,000	4,055
^	Huishang Bank Corp. Ltd.	8,891,665	3,913
	CIMC Enric Holdings Ltd.	3,240,000	3,858
	Beijing Jingneng Clean Energy Co. Ltd.	9,090,000	3,837
^	Biostime International Holdings Ltd.	840,500	3,828
^	China Oil & Gas Group Ltd.	21,300,000	3,794
*,^ China Yurun Food Group Ltd.		7,876,413	3,765
^	China Overseas Grand Oceans Group Ltd.	4,642,500	3,754
	Metallurgical Corp. of China Ltd.	17,234,063	3,752
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	1,338,881	3,705
^	MMG Ltd.	9,308,000	3,696
^	Lijun International Pharmaceutical Holding Co. Ltd.	8,316,000	3,669
	China Shanshui Cement Group Ltd.	9,967,000	3,581
^	Baoxin Auto Group Ltd.	4,422,500	3,561
^	Dongfang Electric Corp. Ltd.	2,046,000	3,531
*	Kingdee International Software Group Co. Ltd.	10,197,600	3,521
*,^ Li Ning Co. Ltd.		5,756,749	3,480
	China Southern Airlines Co. Ltd.	10,232,000	3,473
*,^ China Resources and Transportation Group Ltd.		83,800,000	3,450
^	China Singyes Solar Technologies Holdings Ltd.	2,349,400	3,424
	Guangshen Railway Co. Ltd.	8,504,000	3,416
*,^ Hunan Nonferrous Metal Corp. Ltd.		9,963,272	3,416
^	China Suntien Green Energy Corp. Ltd.	10,912,000	3,385
	BYD Electronic International Co. Ltd.	4,596,000	3,375
	CSG Holding Co. Ltd. Class B	4,487,548	3,319
*	Tech Pro Technology Development Ltd.	5,586,000	3,291
	Zhaojin Mining Industry Co. Ltd.	5,241,500	3,267
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,558,000	3,254
	Phoenix Satellite Television Holdings Ltd.	9,374,000	3,234
	Lao Feng Xiang Co. Ltd. Class B	1,173,375	3,215
*	Renhe Commercial Holdings Co. Ltd.	63,845,635	3,196
^	China Lesso Group Holdings Ltd.	5,399,000	3,177
	China Dongxiang Group Co. Ltd.	16,083,000	3,129
*	China Metal Recycling Holdings Ltd.	2,568,000	3,125
	Dah Chong Hong Holdings Ltd.	5,091,000	3,108
*,^ North Mining Shares Co. Ltd.		54,620,000	3,066
^	China Zhongwang Holdings Ltd.	8,373,095	3,015
*	China Eastern Airlines Corp. Ltd.	9,428,000	2,993
^	Tibet 5100 Water Resources Holdings Ltd.	8,586,000	2,965
*,^ China Precious Metal Resources Holdings Co. Ltd.		21,884,000	2,905
*,^ Hi Sun Technology China Ltd.		10,596,000	2,843
	Weifu High-Technology Group Co. Ltd. Class B	830,374	2,780
	Wumart Stores Inc.	3,111,000	2,765
^	Dongyue Group Ltd.	6,046,000	2,765

	Harbin Electric Co. Ltd.	4,120,000	2,765
^	China Shineway Pharmaceutical Group Ltd.	1,650,000	2,760
	China ZhengTong Auto Services Holdings Ltd.	4,978,500	2,755
^	Xinjiang Goldwind Science & Technology Co. Ltd.	2,425,200	2,753
*	Sinopec Yizheng Chemical Fibre Co. Ltd.	11,979,000	2,736
	Bosideng International Holdings Ltd.	15,966,000	2,696
^	NetDragon Websoft Inc.	1,358,508	2,541
^	Yuexiu Transport Infrastructure Ltd.	3,840,000	2,535
	Shenzhen Expressway Co. Ltd.	4,082,000	2,470
	Ajisen China Holdings Ltd.	2,973,000	2,457
	Kingboard Laminates Holdings Ltd.	5,720,500	2,361
	Guangdong Electric Power Development Co. Ltd. Class B	3,799,300	2,300
^	China Datang Corp. Renewable Power Co. Ltd.	15,388,000	2,287
*	Maanshan Iron & Steel Co. Ltd.	9,762,000	2,277
^	Hilong Holding Ltd.	4,058,000	2,276
*	BOE Technology Group Co. Ltd. Class B	7,714,708	2,255
*	Glorious Property Holdings Ltd.	14,985,000	2,215
	Luthai Textile Co. Ltd. Class B	1,576,500	2,202
*,^ China Power New Energy Development Co. Ltd.		35,820,000	2,191
*	China Conch Venture Holdings Ltd.	907,000	2,184
^	Shenguan Holdings Group Ltd.	5,744,000	2,178
^	China Lumena New Materials Corp.	13,488,000	2,175
^	Shanghai Jin Jiang International Hotels Group Co. Ltd.	6,948,000	2,167
*,^ Sinotrans Shipping Ltd.		7,838,000	2,156
	Wasion Group Holdings Ltd.	2,718,000	2,153
	Beijing Capital Land Ltd.	5,814,000	2,151
	Fufeng Group Ltd.	5,515,600	2,133
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	1,214,709	2,116
^	Daphne International Holdings Ltd.	4,816,000	2,111
	China Merchants Property Development Co. Ltd. Class B	1,207,513	2,109
	Hubei Sanonda Co. Ltd. Class B	1,695,900	2,087
*,^ Chinasoft International Ltd.		6,692,000	2,073
*,^ CITIC Resources Holdings Ltd.		13,882,600	2,064
	XTEP International Holdings Ltd.	4,837,000	2,061
^	Bank of Chongqing Co. Ltd.	2,972,500	2,055
	Hangzhou Steam Turbine Co. Class B	1,704,436	2,055
*,^ China Traditional Chinese Medicine Co. Ltd.		4,788,000	2,054
	Livzon Pharmaceutical Group Inc.	329,111	2,027
	Xingda International Holdings Ltd.	5,042,000	2,019
^	Bloomage Biotechnology Corp. Ltd.	812,500	2,008
	Sinotruk Hong Kong Ltd.	3,788,500	2,004
	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	1,193,613	1,980
^	CIFI Holdings Group Co. Ltd.	9,928,000	1,977
	Lonking Holdings Ltd.	10,972,000	1,964
	Jiangling Motors Corp. Ltd. Class B	480,843	1,943
	Guangzhou Shipyard International Co. Ltd.	1,091,800	1,936
	Tianneng Power International Ltd.	5,008,000	1,921
^	China Water Affairs Group Ltd.	5,538,000	1,914
	CPMC Holdings Ltd.	2,218,000	1,912
	Dazhong Transportation Group Co. Ltd. Class B	2,981,500	1,899
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	4,766,667	1,895
*,^ China Tian Lun Gas Holdings Ltd.		1,564,500	1,874
*,^ China WindPower Group Ltd.		23,160,000	1,874
	Jiangsu Future Land Co. Ltd. Class B	3,691,800	1,872

^	Tianjin Development Hldgs Ltd.	2,282,000	1,854
	NVC Lighting Holding Ltd.	8,187,000	1,852
^	Hengdeli Holdings Ltd.	10,621,600	1,846
^	First Tractor Co. Ltd.	2,456,000	1,844
^	West China Cement Ltd.	14,534,000	1,784
^	Anxin-China Holdings Ltd.	13,912,000	1,754
	Anhui Expressway Co. Ltd.	2,960,000	1,754
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	2,236,376	1,750
*,^ V1 Group Ltd.		18,618,000	1,746
	Sichuan Expressway Co. Ltd.	5,066,000	1,703
^	Vinda International Holdings Ltd.	1,005,000	1,689
	China Machinery Engineering Corp.	2,772,000	1,682
	Anhui Gujing Distillery Co. Ltd. Class B	680,227	1,678
	C C Land Holdings Ltd.	7,677,000	1,677
	Yashili International Holdings Ltd.	4,748,000	1,658
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	1,588,125	1,648
^	Chaowei Power Holdings Ltd.	2,906,000	1,629
	Changshouhua Food Co. Ltd.	1,722,000	1,609
*,^ China Foods Ltd.		4,202,000	1,602
	China National Accord Medicines Corp. Ltd. Class B	315,600	1,580
*	Shenzhen Chiwan Petroleum Class B	756,136	1,573
*,^ Comba Telecom Systems Holdings Ltd.		4,848,199	1,571
	Welling Holding Ltd.	5,413,200	1,557
	Dalian Port PDA Co. Ltd.	5,266,000	1,526
*,^ Lianhua Supermarket Holdings Co. Ltd.		2,752,000	1,517
*,^ Shanghai Industrial Urban Development Group Ltd.		7,384,000	1,516
	China National Materials Co. Ltd.	6,514,000	1,504
	China Lilang Ltd.	2,266,000	1,487
*	Sinofert Holdings Ltd.	10,648,000	1,485
^	Tiangong International Co. Ltd.	6,836,000	1,483
^	Tianjin Port Development Holdings Ltd.	8,986,000	1,474
	COSCO International Holdings Ltd.	3,460,000	1,456
	Shanghai Diesel Engine Co. Ltd. Class B	2,079,060	1,435
^	Wisdom Holdings Group	2,668,000	1,422
^	Fantasia Holdings Group Co. Ltd.	11,352,000	1,382
	Tianjin Capital Environmental Protection Group Co. Ltd.	1,934,000	1,372
	Shanghai Baosight Software Co. Ltd. Class B	674,370	1,372
	Shanghai Friendship Group Inc. Co. Class B	1,102,000	1,360
	Weiqiao Textile Co.	2,549,500	1,354
^	China SCE Property Holdings Ltd.	6,643,000	1,351
^	Hydoo International Holding Ltd.	6,314,000	1,349
*,^ Mingfa Group International Co. Ltd.		5,738,000	1,337
	Shandong Chenming Paper Holdings Ltd. Class B	2,732,722	1,324
*	China Huiyuan Juice Group Ltd.	2,866,000	1,284
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	832,222	1,272
	Peak Sport Products Co. Ltd.	4,780,000	1,272
	Qingling Motors Co. Ltd.	4,150,000	1,248
	Huangshan Tourism Development Co. Ltd. Class B	913,400	1,218
*,^ Shougang Concord International Enterprises Co. Ltd.		25,202,000	1,208
*	Sany Heavy Equipment International Holdings Co. Ltd.	5,127,000	1,202
*,^ Xinjiang Xinxin Mining Industry Co. Ltd.		4,490,000	1,193
^	Texhong Textile Group Ltd.	1,573,500	1,191
^	MIE Holdings Corp.	6,680,000	1,144
	Foshan Electrical and Lighting Co. Ltd. Class B	1,355,859	1,144

	Huaxin Cement Co. Ltd. Class B	1,214,230	1,140
*	Powerlong Real Estate Holdings Ltd.	7,438,000	1,128
*	Shanghai Haixin Group Co. Class B	2,339,894	1,123
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	692,211	1,068
	Maoye International Holdings Ltd.	6,358,000	1,061
	Beijing North Star Co. Ltd.	3,876,000	1,059
*,^ HKC Holdings Ltd.		34,987,000	1,056
^	Yuanda China Holdings Ltd.	13,904,000	1,053
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	2,261,300	1,046
*	Sinolink Worldwide Holdings Ltd.	11,376,000	1,020
	Eastern Communications Co. Ltd. Class B	1,682,600	1,002
^	Real Nutriceutical Group Ltd.	3,993,000	982
*	EverChina International Holdings Co. Ltd.	22,310,000	974
^	361 Degrees International Ltd.	4,157,000	972
	Minmetals Land Ltd.	7,066,000	972
	Chongqing Machinery & Electric Co. Ltd.	5,938,000	958
*	Chengde Nanjiang Co. Ltd. Class B	2,677,475	949
	Double Coin Holdings Ltd. Class B	1,288,000	904
	Xiamen International Port Co. Ltd.	4,888,000	896
	Shandong Chenming Paper Holdings Ltd.	1,886,000	892
*,^ TCL Multimedia Technology Holdings Ltd.		2,424,000	891
*	O-Net Communications Group Ltd.	3,123,000	872
*	Shanghai Highly Group Co. Ltd. Class B	1,520,400	845
*	China Automation Group Ltd.	4,037,000	819
*	Shang Gong Group Co. Ltd. Class B	1,403,896	807
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	905,020	807
*,^ China Rare Earth Holdings Ltd.		5,904,000	805
	China Fangda Group Co. Ltd. Class B	1,508,790	790
*	Huadian Energy Co. Ltd. Class B	2,296,234	773
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	1,316,000	755
*,^ Hidili Industry International Development Ltd.		5,777,000	751
*	INESA Electron Co. Ltd. Class B	1,567,273	750
	Bengang Steel Plates Co. Class B	2,094,172	748
	Hainan Meilan International Airport Co. Ltd.	794,000	692
*	Kama Co. Ltd. Class B	1,369,600	654
	China Vanadium Titano - Magnetite Mining Co. Ltd.	5,269,000	643
	Shanghai Yaohua Pilkington Glass Group Co. Ltd.	1,022,400	636
^	China ITS Holdings Co. Ltd.	3,856,000	619
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,832,400	618
*	Shanghai Potevio Co. Ltd. Class B	739,700	606
*	Jinchuan Group International Resources Co. Ltd.	5,336,000	604
*	Boshiwa International Holding Ltd.	2,777,000	602
*	Jinshan Development & Construction Co. Ltd. Class B	983,900	596
	Hefei Meiling Co. Ltd. Class B	909,600	587
*,^ Winsway Enterprises Holdings Ltd.		9,221,000	574
*	Chongqing Iron & Steel Co. Ltd.	2,554,000	570
*	Shanghai Dajiang Food Group Co. Ltd. Class B	1,455,101	562
	SRE Group Ltd.	17,190,000	537
	Changchai Co. Ltd. Class B	835,700	513
*	Sparkle Roll Group Ltd.	9,480,000	501
	Dalian Refrigeration Co. Ltd. Class B	514,500	474
*	Global Bio-Chem Technology Group Co. Ltd.	12,162,000	468
*	Chigo Holding Ltd.	18,142,000	433
*	Foshan Huaxin Packaging Co. Ltd. Class B	840,392	428

	Fiyta Holdings Ltd. Class B	472,720	391
	Jinzhou Port Co. Ltd. Class B	964,354	386
*	Shenzhen International Enterprise Co. Ltd. Class B	298,100	344
*	Daqing Dairy Holdings Ltd.	1,578,000	342
*	Titan Petrochemicals Group Ltd.	10,180,000	323
*	Shanghai Automation Instrumentation Co. Ltd. Class B	464,100	305
*	Shenzhen Nanshan Power Co. Ltd. Class B	873,563	293
	Chen Hsong Holdings	980,000	291
*	Lingbao Gold Co. Ltd.	1,454,000	257
*,^ Dynasty Fine Wines Group Ltd.		1,342,000	249
*	China Tontine Wines Group Ltd.	4,972,000	214
*,^ Ausnutria Dairy Corp. Ltd.		1,045,000	197
*	Real Gold Mining Ltd.	1,345,000	145
*	Trony Solar Holdings Co. Ltd.	1,562,000	127
			4,919,498
Colombia (0.2%)
	Bancolombia SA ADR	673,002	42,002
	Grupo de Inversiones Suramericana SA	1,397,962	31,136
	Ecopetrol SA	14,715,273	24,934
^	Ecopetrol SA ADR	733,143	24,736
	Almacenes Exito SA	1,325,793	21,405
	Cementos Argos SA	2,450,388	14,362
	Corp Financiera Colombiana SA	594,471	12,227
	Grupo de Inversiones Suramericana SA Preference Shares	560,776	11,857
	Banco Davivienda SA Preference Shares	595,513	10,084
	Interconexion Electrica SA ESP	1,989,317	9,784
*	Cemex Latam Holdings SA	987,311	9,733
	Grupo Argos SA Preference Shares	751,359	9,072
	Isagen SA ESP	4,846,750	8,380
	Grupo Aval Acciones y Valores Preference Shares	11,258,164	8,338
			238,050
Czech Republic (0.0%)
	CEZ AS	953,932	26,999
	Komercni banka as	90,200	19,556
^	O2 Czech Republic AS	383,923	5,058
	Philip Morris CR AS	2,839	1,432
			53,045
Denmark (1.1%)
	Novo Nordisk A/S Class B	11,590,385	533,531
	Danske Bank A/S	4,680,847	135,233
	AP Moeller - Maersk A/S Class B	39,917	93,059
	Novozymes A/S	1,389,932	68,731
	Carlsberg A/S Class B	628,664	60,150
*	Vestas Wind Systems A/S	1,314,905	59,285
	Coloplast A/S Class B	594,659	50,280
	Pandora A/S	715,650	48,973
	TDC A/S	4,747,727	47,896
	AP Moeller - Maersk A/S Class A	19,615	44,019
	DSV A/S	1,020,912	32,240
	GN Store Nord A/S	999,127	25,539
*	Jyske Bank A/S	422,343	23,967
	Chr Hansen Holding A/S	519,060	21,461
*	Topdanmark A/S	518,420	15,986

^	FLSmidth & Co. A/S	297,926	15,240
	Tryg A/S	138,471	13,951
*	William Demant Holding A/S	145,710	12,669
*	Sydbank A/S	426,101	11,664
*	Genmab A/S	264,502	10,567
	NKT Holding A/S	136,484	8,580
	H Lundbeck A/S	349,938	8,020
*	Royal UNIBREW	46,810	6,852
	SimCorp A/S	204,210	6,615
	Rockwool International A/S Class B	38,758	6,463
	Matas A/S	214,733	5,447
	Spar Nord Bank A/S	469,885	5,107
	ALK-Abello A/S	31,982	4,594
*	Auriga Industries A/S Class B	72,790	3,911
	Schouw & Co.	68,266	3,157
*	Bavarian Nordic A/S	122,631	2,511
	Solar A/S Class B	33,134	2,370
*	Bang & Olufsen A/S	164,490	2,016
*	Alm Brand A/S	380,277	1,949
	D/S Norden A/S	46,033	1,410
*	Amagerbanken A/S	537,565	—
			1,393,443
Egypt (0.0%)
*	Global Telecom Holding SAE GDR	2,596,259	9,017
	Talaat Moustafa Group	1,864,744	2,453
	Commercial International Bank Egypt SAE	380,679	2,238
*	Egyptian Financial Group-Hermes Holding	718,557	1,569
*	Orascom Telecom Media And Technology Holding SAE GDR	1,591,123	1,344
	Telecom Egypt Co.	431,535	806
*	Egypt Kuwait Holding Co. SAE	427,618	446
			17,873
Finland (0.7%)
	Nokia Oyj	22,256,080	176,323
	Sampo Oyj Class A	2,796,423	138,915
^	Kone Oyj Class B	2,254,310	94,790
	Fortum Oyj	2,649,698	68,137
	UPM-Kymmene Oyj	3,153,690	51,401
	Wartsila OYJ Abp	926,150	46,643
	Metso Oyj	794,546	31,169
	Stora Enso Oyj	3,408,364	30,625
	Nokian Renkaat Oyj	792,992	27,457
^	Elisa Oyj	948,095	27,157
	Orion Oyj Class B	588,869	21,832
^	Huhtamaki Oyj	610,065	16,242
	Kesko Oyj Class B	398,304	15,149
^	Neste Oil Oyj	755,693	13,965
	Amer Sports Oyj	705,154	13,888
	Tieto Oyj	434,508	11,550
	Konecranes Oyj	355,451	11,549
*,^ Outokumpu Oyj		1,422,617	11,533
^	Outotec Oyj	1,071,893	11,127
	Cargotec Oyj Class B	227,450	8,289
	Valmet Oyj	779,351	8,145
^	YIT Oyj	743,107	7,614

	Sponda Oyj	1,411,289	7,251
^	Kemira Oyj	507,278	6,903
	Caverion Corp.	721,268	5,987
	Metsa Board Oyj	1,204,683	5,725
^	Citycon Oyj	1,546,685	5,680
	Uponor Oyj	361,628	5,572
	Raisio plc	739,461	4,077
^	Sanoma Oyj	473,824	3,717
	Ramirent Oyj	375,849	3,575
	Lassila & Tikanoja Oyj	168,104	3,165
	Cramo Oyj	137,164	2,784
	Stockmann OYJ Abp Class B	159,201	2,279
*	Oriola-KD Oyj	565,244	1,688
	F-Secure Oyj	388,660	1,401
*	Finnair Oyj	350,789	1,342
	HKScan Oyj	145,829	730
			905,376
France (6.0%)
	Total SA	12,086,291	779,510
	Sanofi	6,809,912	714,987
	BNP Paribas SA	5,810,604	385,558
	Schneider Electric SE	3,247,974	275,290
	Air Liquide SA	2,044,064	260,119
	AXA SA	11,289,586	259,377
	LVMH Moet Hennessy Louis Vuitton SA	1,490,064	256,327
	L'Oreal SA	1,413,482	238,683
	Danone SA	3,219,509	232,550
	GDF Suez	8,464,379	218,252
	Societe Generale SA	4,247,103	213,217
	Vinci SA	2,794,266	192,843
	Airbus Group NV	3,296,787	191,282
	Vivendi SA	7,560,233	189,751
	Orange SA	10,718,492	167,846
	Pernod Ricard SA	1,168,242	130,834
	Cie de St-Gobain	2,646,319	128,763
	Cie Generale des Etablissements Michelin	1,113,485	122,150
	Carrefour SA	3,463,932	119,627
	Essilor International SA	1,170,407	114,336
	Kering	438,586	93,895
	Renault SA	1,109,937	92,659
	Safran SA	1,563,398	91,878
	Legrand SA	1,580,913	87,672
	Lafarge SA	1,085,310	84,475
	Credit Agricole SA	5,943,478	80,401
	Publicis Groupe SA	1,097,004	79,592
	SES SA	1,768,310	65,041
	Cap Gemini SA	874,428	63,408
	Technip SA	638,729	59,003
*,^ Alcatel-Lucent		16,318,676	57,126
	Valeo SA	461,654	55,315
	Christian Dior SA	308,877	53,801
	Sodexo	539,054	53,576
	Electricite de France SA	1,552,780	50,161
	Dassault Systemes	746,827	50,117

	Accor SA	1,029,277	49,846
*	Alstom SA	1,282,543	46,128
	Veolia Environnement SA	2,514,522	44,537
	Bouygues SA	1,061,704	41,824
	Casino Guichard Perrachon SA	342,099	41,232
	Iliad SA	138,399	38,093
	Edenred	1,186,607	37,091
	Groupe Eurotunnel SA	2,744,061	36,315
	Zodiac Aerospace	1,143,249	35,797
	Natixis	5,495,571	35,512
	AtoS	449,325	35,086
	Thales SA	606,293	34,483
	Eutelsat Communications SA	975,994	33,675
	Bureau Veritas SA	1,300,458	33,541
*,^ Peugeot SA		2,229,909	33,259
	Arkema SA	355,461	32,958
	Aeroports de Paris	236,183	32,352
	STMicroelectronics NV	3,761,462	31,314
	Vallourec SA	696,371	30,816
	Rexel SA	1,533,900	29,722
	Suez Environnement Co.	1,512,215	28,223
	Klepierre	581,214	27,495
	SCOR SE	838,605	26,977
^	Ingenico	257,404	26,040
	Wendel SA	183,951	24,132
	Teleperformance	339,619	23,597
	Societe BIC SA	161,026	22,201
	ICADE	210,649	20,341
	Fonciere Des Regions	201,237	20,190
	Lagardere SCA	673,434	20,048
	Bollore SA	32,470	20,040
	CNP Assurances	985,888	19,370
	Eurazeo SA	228,427	17,169
	Hermes International	49,552	17,125
	Eiffage SA	242,767	15,736
	Gecina SA	109,267	15,604
	Imerys SA	194,649	15,199
	Orpea	231,821	15,175
	Eurofins Scientific SE	50,019	14,914
^	Neopost SA	206,095	14,471
	JCDecaux SA	393,788	13,514
	SEB SA	158,348	12,836
	Faurecia	359,189	12,706
*	Technicolor SA	1,743,908	12,615
	Havas SA	1,462,560	11,446
^	Remy Cointreau SA	137,260	11,230
	Rubis SCA	180,417	10,833
*,^ Numericable Group SA		190,664	10,548
*	CGG SA	1,008,590	10,437
*,^ Air France-KLM		875,951	9,466
	Societe Television Francaise 1	631,588	9,315
*	UBISOFT Entertainment	547,219	9,157
	Ipsen SA	205,600	9,137
	Euler Hermes Group	77,581	9,054

	Plastic Omnium SA	339,992	9,006
*	Nexans SA	192,147	8,752
	BioMerieux	83,949	8,733
	Korian-Medica	223,314	8,110
	Vicat	91,530	7,285
	Altran Technologies SA	689,052	7,251
*	Etablissements Maurel et Prom	473,064	7,192
	Metropole Television SA	391,426	7,180
*	Eramet	52,989	6,613
	Rallye SA	128,139	6,430
	Alten SA	132,952	6,408
	Mercialys SA	246,576	5,849
	Saft Groupe SA	152,853	5,632
	Virbac SA	26,181	5,607
	Nexity SA	146,363	5,548
	IPSOS	203,757	5,519
	Sartorius Stedim Biotech	24,631	4,255
	Groupe Steria SCA	148,399	4,123
^	Vilmorin & Cie SA	34,230	4,030
^	Sopra Group SA	36,748	3,973
*	Beneteau SA	219,962	3,886
^	Bourbon SA	128,103	3,687
	LISI	23,328	3,637
	Tarkett SA	113,232	3,634
*	Club Mediterranee SA	124,322	3,618
*,^ SOITEC		1,073,354	3,275
*	Bull	487,880	3,221
	Societe d'Edition de Canal &	384,775	3,132
*	GameLoft SE	448,850	2,865
	Faiveley Transport SA	38,914	2,788
*	Groupe Fnac	59,965	2,651
	MPI	461,649	2,609
	Societe de la Tour Eiffel	33,039	2,565
	Boiron SA	33,101	2,518
	ALBIOMA	96,450	2,439
*	Solocal Group	2,857,006	2,334
*	FFP	33,234	2,223
	Bonduelle S.C.A.	76,186	2,127
	Mersen	70,873	2,006
	April	85,841	1,921
	Burelle SA	1,899	1,627
*	Trigano SA	62,139	1,569
	Jacquet Metal Service	75,296	1,558
	Assystem	51,991	1,492
	Stallergenes SA	19,902	1,473
	Derichebourg SA	500,023	1,472
	GL Events	58,065	1,361
	Guerbet	29,483	1,303
	Haulotte Group SA	70,399	1,102
*	Parrot SA	47,093	1,087
*	Manitou BF SA	58,244	973
^	Maisons France Confort SA	19,633	847
*	Esso SA Francaise	14,119	643
	Union Financiere de France BQE SA	22,354	614

Seche Environnement SA	18,209	567
		7,801,664
Germany (5.8%)
Bayer AG	4,920,173	649,010
Siemens AG	4,716,500	582,476
BASF SE	5,492,429	568,439
Daimler AG	5,683,481	468,999
Allianz SE	2,708,943	451,006
SAP SE	5,317,938	417,951
Deutsche Telekom AG	18,273,680	296,542
Deutsche Bank AG	8,206,397	280,649
Bayerische Motoren Werke AG	1,934,145	230,398
Linde AG	1,100,716	224,503
Volkswagen AG Preference Shares	913,424	212,135
E.ON SE	10,883,601	205,466
Muenchener Rueckversicherungs AG	885,814	187,947
Deutsche Post AG	5,656,542	180,981
Continental AG	642,597	138,394
Fresenius SE & Co. KGaA	776,673	116,145
RWE AG	2,877,479	115,527
Henkel AG & Co. KGaA Preference Shares	1,032,536	114,819
adidas AG	1,244,794	98,569
Fresenius Medical Care AG & Co. KGaA	1,260,636	87,386
Porsche Automobil Holding SE Preference Shares	911,063	85,157
* Commerzbank AG	5,607,951	80,576
Deutsche Boerse AG	1,093,885	79,192
Infineon Technologies AG	6,664,579	73,435
* ThyssenKrupp AG	2,522,927	71,069
Merck KGaA	766,501	67,782
Henkel AG & Co. KGaA	695,642	66,224
HeidelbergCement AG	836,690	62,066
Beiersdorf AG	593,108	53,460
ProSiebenSat.1 Media AG	1,265,945	53,080
Brenntag AG	305,647	49,072
GEA Group AG	1,049,886	47,109
Volkswagen AG	174,660	40,280
Symrise AG	721,277	37,768
Deutsche Wohnen AG	1,698,434	36,750
K&S AG	1,132,977	34,717
LANXESS AG	543,479	34,535
* QIAGEN NV	1,389,062	33,922
Hannover Rueck SE	357,241	30,496
Hugo Boss AG	200,978	28,838
* Metro AG	790,011	28,468
United Internet AG	664,059	26,550
MTU Aero Engines AG	301,527	25,941
Wirecard AG	682,525	25,317
MAN SE	209,451	24,872
Deutsche Lufthansa AG	1,361,993	24,026
* Sky Deutschland AG	2,650,472	23,839
* GAGFAH SA	1,275,864	22,362
* OSRAM Licht AG	504,132	20,364
LEG Immobilien AG	290,002	20,307
Bilfinger SE	228,724	18,611

	Kabel Deutschland Holding AG	126,035	18,007
	Freenet AG	634,085	16,731
	Fuchs Petrolub SE Preference Shares	416,403	16,711
	Evonik Industries AG	415,572	15,297
^	Stada Arzneimittel AG	354,739	14,649
*	MorphoSys AG	152,127	14,556
	Fraport AG Frankfurt Airport Services Worldwide	219,423	14,421
	TUI AG	995,594	14,052
	Hochtief AG	165,149	13,850
	Axel Springer SE	244,947	13,792
	Leoni AG	193,702	13,238
	Gerresheimer AG	186,030	12,842
	Deutsche Euroshop AG	271,554	12,818
	Aurubis AG	263,916	12,816
	Rhoen Klinikum AG	409,504	12,700
	Telefonica Deutschland Holding AG	1,573,671	12,304
*	Dialog Semiconductor plc	388,344	11,811
	Aareal Bank AG	263,045	11,156
	DMG MORI SEIKI AG	355,993	10,874
	Wacker Chemie AG	87,853	10,169
	Drillisch AG	254,342	9,522
	Celesio AG	275,477	9,424
	Norma Group SE	189,327	9,328
	Fielmann AG	73,527	9,283
^	KUKA AG	163,522	9,068
	TAG Immobilien AG	733,744	8,943
	KION Group AG	225,859	8,789
*,^ SGL Carbon SE		273,297	8,775
	Wincor Nixdorf AG	169,701	8,622
	Software AG	342,092	8,558
	Salzgitter AG	227,811	8,482
	Krones AG	86,512	8,383
	Fuchs Petrolub SE	202,376	8,096
^	Suedzucker AG	458,581	8,033
	Talanx AG	221,981	7,904
	Rational AG	24,038	7,804
*	Kloeckner & Co. SE	540,340	7,028
*,^ Aixtron SE		512,309	6,913
^	Gerry Weber International AG	148,958	6,778
*	Nordex SE	356,709	6,485
	CTS Eventim AG & Co. KGaA	212,374	6,214
	Duerr AG	80,833	6,158
	Sartorius AG Preference Shares	50,403	6,022
	ElringKlinger AG	166,063	5,990
	Pfeiffer Vacuum Technology AG	58,299	5,788
	Indus Holding AG	108,094	5,681
	Jungheinrich AG Preference Shares	92,710	5,646
	Bechtle AG	71,562	5,553
	alstria office REIT-AG	400,754	5,298
^	Puma SE	20,050	5,115
	Carl Zeiss Meditec AG	156,305	4,634
^	KWS Saat AG	12,878	4,531
	Grenkeleasing AG	43,148	4,477
	Deutz AG	618,518	4,363

	Biotest AG Preference Shares	38,506	4,080
	Rheinmetall AG	66,475	4,029
^	BayWa AG	80,295	3,988
	Vossloh AG	53,840	3,915
	Aurelius AG	111,070	3,912
	GFK SE	80,226	3,637
	Bertrandt AG	27,960	3,492
^	Draegerwerk AG & Co. KGaA Preference Shares	37,420	3,372
	KSB AG Preference Shares	5,078	3,314
^	Hamburger Hafen und Logistik AG	126,899	3,269
*,^ Heidelberger Druckmaschinen AG		997,923	3,262
	Wacker Neuson SE	148,378	3,254
	CompuGroup Medical AG	129,724	3,227
	Takkt AG	191,465	3,200
	Jenoptik AG	226,691	3,007
	Sixt SE Preference Shares	97,085	2,697
	Sixt SE	76,743	2,691
	CAT Oil AG	121,305	2,319
*	Patrizia Immobilien AG	192,852	2,150
*	Kontron AG	310,102	1,955
	DIC Asset AG	191,221	1,808
^	QSC AG	444,555	1,793
^	comdirect bank AG	165,283	1,710
	Deutsche Beteiligungs AG	56,474	1,657
*,^ SMA Solar Technology AG		57,868	1,559
	Draegerwerk AG & Co. KGaA	17,750	1,404
*	Bauer AG	54,098	1,173
^	Delticom AG	30,711	1,103
*,^ H&R AG		75,045	717
*,^ Air Berlin plc		355,669	617
	CropEnergies AG	92,688	544
			7,546,864
Greece (0.1%)
*	National Bank of Greece SA	9,065,164	28,859
*	Piraeus Bank SA	11,936,944	25,080
	OPAP SA	1,253,700	20,431
*	Alpha Bank AE	22,695,208	18,134
*	Folli Follie SA	263,006	10,997
*	Hellenic Telecommunications Organization SA	786,015	10,775
*	Public Power Corp. SA	632,488	9,233
*	Hellenic Telecommunications Organization SA ADR	1,341,580	9,096
	Titan Cement Co. SA	283,623	8,695
*	JUMBO SA	570,867	8,539
*	Mytilineos Holdings SA	466,109	3,988
*	Ellaktor SA	786,487	3,984
	Hellenic Exchanges SA	368,691	3,648
	Motor Oil Hellas Corinth Refineries SA	321,640	3,463
	Hellenic Petroleum SA	427,410	3,346
	Athens Water Supply & Sewage Co. SA	246,075	3,149
	Eurobank Properties Real Estate Investment Co.	233,067	2,955
	Metka SA	149,434	2,409
*	Bank of Cyprus PCL	7,567,873	2,098
*	Marfin Investment Group Holdings SA	2,952,029	1,749
*	Intralot SA-Integrated Lottery Systems & Services	665,503	1,642

* Frigoglass SA	146,887	688
* Cyprus Popular Bank PCL	12,597,118	675
		183,633
Hong Kong (2.5%)
AIA Group Ltd.	71,659,311	383,908
Hutchison Whampoa Ltd.	11,922,075	161,728
Hong Kong Exchanges and Clearing Ltd.	6,840,870	153,240
Cheung Kong Holdings Ltd.	7,856,960	151,793
Sun Hung Kai Properties Ltd.	9,172,039	139,225
Sands China Ltd.	14,356,358	105,400
Galaxy Entertainment Group Ltd.	12,403,811	104,312
Jardine Matheson Holdings Ltd.	1,415,600	84,496
Hong Kong & China Gas Co. Ltd.	36,871,543	80,511
Hang Seng Bank Ltd.	4,551,750	77,109
Link REIT	13,580,714	77,051
CLP Holdings Ltd.	9,165,343	76,243
Wharf Holdings Ltd.	9,002,270	71,748
Power Assets Holdings Ltd.	7,868,320	70,281
BOC Hong Kong Holdings Ltd.	21,350,039	66,962
Want Want China Holdings Ltd.	39,315,500	53,686
Swire Pacific Ltd. Class A	3,862,608	49,732
Hongkong Land Holdings Ltd.	6,991,000	47,784
Jardine Strategic Holdings Ltd.	1,332,000	47,607
Li & Fung Ltd.	34,206,479	45,567
Henderson Land Development Co. Ltd.	6,742,397	42,768
Hang Lung Properties Ltd.	13,301,915	41,081
China Mengniu Dairy Co. Ltd.	8,037,000	38,907
New World Development Co. Ltd.	29,806,716	37,587
Bank of East Asia Ltd.	7,913,144	33,735
MTR Corp. Ltd.	8,251,924	32,418
Tingyi Cayman Islands Holding Corp.	11,276,000	31,928
Sino Land Co. Ltd.	17,746,066	30,531
SJM Holdings Ltd.	10,856,219	29,004
Wynn Macau Ltd.	6,189,671	26,377
Hang Lung Group Ltd.	4,863,000	26,079
AAC Technologies Holdings Inc.	4,141,500	24,555
Wheelock & Co. Ltd.	4,827,464	24,341
Samsonite International SA	7,589,200	23,518
Swire Properties Ltd.	6,925,794	22,579
Techtronic Industries Co.	7,465,000	22,375
^ Prada SPA	3,039,800	21,520
Cheung Kong Infrastructure Holdings Ltd.	2,961,311	20,863
Hysan Development Co. Ltd.	3,701,802	17,720
Esprit Holdings Ltd.	11,021,603	17,245
MGM China Holdings Ltd.	4,609,600	16,856
^ First Pacific Co. Ltd.	14,004,395	16,742
Yue Yuen Industrial Holdings Ltd.	4,945,942	16,529
^ Sun Art Retail Group Ltd.	12,994,000	16,187
ASM Pacific Technology Ltd.	1,414,584	15,027
NWS Holdings Ltd.	8,055,292	14,903
PCCW Ltd.	23,194,452	14,261
Melco International Development Ltd.	4,739,000	14,078
Kerry Properties Ltd.	3,836,092	14,002
Shangri-La Asia Ltd.	8,529,676	13,455

	VTech Holdings Ltd.	955,400	11,824
*	Semiconductor Manufacturing International Corp.	127,791,000	11,753
	Cathay Pacific Airways Ltd.	6,018,514	11,370
	Hopewell Holdings Ltd.	3,224,137	11,198
	Television Broadcasts Ltd.	1,711,600	11,084
*,^ Citic 21CN Co. Ltd.		12,968,000	9,806
	Chow Tai Fook Jewellery Group Ltd.	6,488,200	9,410
	New World China Land Ltd.	15,200,000	9,083
*	Global Brands Group Holding Ltd.	33,848,479	8,866
	Huabao International Holdings Ltd.	11,457,000	8,319
*	Johnson Electric Holdings Ltd.	2,117,250	8,161
*	FIH Mobile Ltd.	13,180,714	7,417
^	NagaCorp Ltd.	7,898,000	6,922
	Cafe de Coral Holdings Ltd.	1,904,000	6,785
	L'Occitane International SA	2,606,250	6,697
	Yingde Gases Group Co. Ltd.	6,023,000	6,574
	Xinyi Glass Holdings Ltd.	11,192,000	6,546
	Champion REIT	13,970,000	6,490
	Orient Overseas International Ltd.	1,199,603	6,382
	Vitasoy International Holdings Ltd.	4,874,000	6,271
^	Minth Group Ltd.	3,280,000	6,258
	Pacific Basin Shipping Ltd.	10,387,000	6,257
	Luk Fook Holdings International Ltd.	2,011,000	6,246
	Stella International Holdings Ltd.	2,232,500	6,222
	Uni-President China Holdings Ltd.	7,561,200	6,205
^	Shougang Fushan Resources Group Ltd.	21,603,018	5,640
*,^ Macau Legend Development Ltd.		9,466,000	5,598
	Lifestyle International Holdings Ltd.	2,801,500	5,465
*	Shun Tak Holdings Ltd.	10,690,500	5,454
	Shui On Land Ltd.	20,270,263	5,436
*	Brightoil Petroleum Holdings Ltd.	17,660,000	5,371
	Great Eagle Holdings Ltd.	1,483,000	5,355
*,^ United Co. RUSAL plc		10,043,000	5,327
	Towngas China Co. Ltd.	4,542,000	5,230
	Kerry Logistics Network Ltd.	3,197,796	5,220
	Dah Sing Financial Holdings Ltd.	882,840	5,010
	Yuexiu REIT	9,933,000	4,885
^	SA Sa International Holdings Ltd.	5,888,000	4,680
^	Truly International Holdings Ltd.	7,742,000	4,658
^	REXLot Holdings Ltd.	43,350,000	4,513
^	K Wah International Holdings Ltd.	6,186,000	4,501
	Giordano International Ltd.	7,638,000	4,468
^	SmarTone Telecommunications Holdings Ltd.	2,824,500	4,094
^	Chow Sang Sang Holdings International Ltd.	1,492,000	3,863
	Dah Sing Banking Group Ltd.	2,134,556	3,811
	Landing International Development Ltd.	55,385,000	3,760
^	Value Partners Group Ltd.	5,163,000	3,741
*	COFCO Land Holdings Ltd.	15,070,269	3,739
*,^ G-Resources Group Ltd.		128,702,559	3,692
	China Travel International Investment Hong Kong Ltd.	15,434,000	3,674
	Pacific Textiles Holdings Ltd.	2,915,000	3,653
^	Newocean Energy Holdings Ltd.	5,198,000	3,546
	Texwinca Holdings Ltd.	3,756,000	3,527
*,^ FDG Electric Vehicles Ltd.		54,720,000	3,497

*,^ China Rongsheng Heavy Industries Group Holdings Ltd.		17,146,804	3,464
	TCL Communication Technology Holdings Ltd.	2,782,000	3,462
^	Anton Oilfield Services Group	6,092,000	3,422
^	Ju Teng International Holdings Ltd.	5,050,000	3,374
^	Xinyi Solar Holdings Ltd.	11,342,000	3,216
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,492,000	3,215
^	Summit Ascent Holdings Ltd.	4,510,052	3,055
	SITC International Holdings Co. Ltd.	6,596,000	2,900
^	Hopewell Highway Infrastructure Ltd.	5,537,500	2,849
	Sunlight REIT	6,613,000	2,827
*,^ Xinchen China Power Holdings Ltd.		4,658,000	2,806
*	Nexteer Automotive Group Ltd.	3,907,000	2,785
^	CITIC Telecom International Holdings Ltd.	7,696,875	2,760
^	Man Wah Holdings Ltd.	1,807,200	2,669
	Springland International Holdings Ltd.	6,337,343	2,612
	TCC International Holdings Ltd.	5,634,000	2,604
	Parkson Retail Group Ltd.	8,274,000	2,475
^	Goodbaby International Holdings Ltd.	4,915,536	2,464
^	Honghua Group Ltd.	9,905,000	2,415
	Kowloon Development Co. Ltd.	1,985,000	2,407
*,^ United Photovoltaics Group Ltd.		17,352,000	2,307
^	Langham Hospitality Investments and Langham Hospitality Investments Ltd.	4,993,621	2,304
*,^ Lung Cheong International Holdings Ltd.		16,382,885	2,276
^	SPT Energy Group Inc.	4,248,000	2,248
	APT Satellite Holdings Ltd.	1,508,000	2,223
*,^ China Public Procurement Ltd.		47,612,000	2,109
	Prosperity REIT	6,166,000	2,085
	Far East Consortium International Ltd.	5,313,000	2,023
*,^ Sino Oil And Gas Holdings Ltd.		61,780,000	1,959
*,^ United Laboratories International Holdings Ltd.		2,864,500	1,901
*	Sun Hung Kai Properties Ltd. Warrants Exp. 04/8/2016	728,419	1,831
	Singamas Container Holdings Ltd.	9,502,000	1,812
^	HKR International Ltd.	3,761,600	1,775
*,^ Midland Holdings Ltd.		3,188,000	1,723
*,^ Sunshine Oilsands Ltd.		10,516,000	1,592
	Road King Infrastructure Ltd.	1,649,000	1,541
*	Lai Sun Development Co. Ltd.	61,164,833	1,536
	Regal Hotels International Holdings Ltd.	2,500,000	1,487
^	China Aerospace International Holdings Ltd.	13,802,000	1,448
*,^ Microport Scientific Corp.		2,392,000	1,433
*,^ SOCAM Development Ltd.		1,496,353	1,423
	EVA Precision Industrial Holdings Ltd.	5,980,000	1,397
	New World Department Store China Ltd.	3,111,000	1,395
	Varitronix International Ltd.	1,468,000	1,346
	Trinity Ltd.	5,292,000	1,331
*	China Household Holdings Ltd.	12,145,000	1,278
*,^ Yanchang Petroleum International Ltd.		25,590,000	1,277
*,^ Louis XIII Holdings Ltd.		1,699,000	1,276
^	Liu Chong Hing Investment Ltd.	900,018	1,180
^	Emperor Watch & Jewellery Ltd.	18,440,000	1,178
^	Polytec Asset Holdings Ltd.	7,235,000	1,120
^	Hutchison Harbour Ring Ltd.	14,568,000	1,106
	Yip's Chemical Holdings Ltd.	1,620,000	1,056
	IT Ltd.	2,846,000	1,049

^	China Merchants Land Ltd.	6,816,000	1,024
	AMVIG Holdings Ltd.	2,512,000	943
	TPV Technology Ltd.	4,280,000	920
*	L'sea Resources International Holdings Ltd.	19,500,000	814
	Ports Design Ltd.	1,880,000	804
*	CST Mining Group Ltd.	112,336,000	766
*	Hong Kong Television Network Ltd.	2,058,000	693
*,^ Neo-Neon Holdings Ltd.		3,381,500	685
*,^ Mongolia Energy Corp. Ltd.		23,372,000	675
	Dickson Concepts International Ltd.	1,168,000	662
*	China Forestry Holdings Co. Ltd.	3,050,000	570
	Inspur International Ltd.	2,653,000	560
	Henderson Investment Ltd.	5,897,000	470
*	PetroAsian Energy Holdings Ltd.	16,612,000	448
	China Environmental Energy Investment Ltd.	25,784,000	425
*,^ Heng Tai Consumables Group Ltd.		23,385,000	422
*,^ Silver base Group Holdings Ltd.		3,334,225	421
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	409
	Oriental Press Group	2,534,000	293
*,^ Mongolian Mining Corp.		3,138,500	226
*	Sijia Group Co.	1,027,000	182
			3,224,326
Hungary (0.0%)
	OTP Bank plc	1,112,594	19,284
	Richter Gedeon Nyrt	831,294	13,640
	MOL Hungarian Oil & Gas plc	279,969	13,540
*	Magyar Telekom Telecommunications plc	2,478,878	3,935
			50,399
India (1.9%)
	Housing Development Finance Corp.	9,274,824	162,518
	Reliance Industries Ltd.	9,439,467	155,921
	Infosys Ltd.	2,760,041	152,614
	Tata Consultancy Services Ltd.	2,792,321	118,729
	Oil & Natural Gas Corp. Ltd.	12,202,923	79,257
	HDFC Bank Ltd.	5,316,193	72,707
	ITC Ltd.	11,309,593	66,220
	ICICI Bank Ltd.	2,731,520	65,924
	Sun Pharmaceutical Industries Ltd.	4,559,513	59,279
*	Axis Bank Ltd.	8,643,781	55,770
	Hindustan Unilever Ltd.	4,235,098	47,874
*	Bharti Airtel Ltd.	7,602,073	46,643
	Tata Motors Ltd.	5,641,968	41,293
	HCL Technologies Ltd.	1,577,632	40,456
	Sesa Sterlite Ltd.	7,838,658	37,272
	Mahindra & Mahindra Ltd.	1,791,328	35,283
	Larsen & Toubro Ltd.	1,311,093	32,280
	State Bank of India	796,117	31,815
	NTPC Ltd.	11,708,212	27,929
	HDFC Bank Ltd. ADR	549,915	26,066
	Kotak Mahindra Bank Ltd.	1,593,116	24,905
	Tech Mahindra Ltd.	662,399	23,444
	Coal India Ltd.	3,737,071	22,602
	Hero MotoCorp Ltd.	472,580	20,247
	Maruti Suzuki India Ltd.	431,416	17,900

Wipro Ltd.	1,987,818	17,769
Asian Paints Ltd.	1,704,839	17,621
Lupin Ltd.	871,137	16,980
Power Grid Corp. of India Ltd.	7,411,020	16,234
Hindalco Industries Ltd.	5,011,827	15,740
ICICI Bank Ltd. ADR	313,771	15,695
Ultratech Cement Ltd.	389,098	15,488
IDFC Ltd.	5,752,460	14,338
Cipla Ltd.	1,904,392	14,296
United Spirits Ltd.	366,350	14,232
Cairn India Ltd.	2,694,008	13,993
Bajaj Auto Ltd.	408,481	13,951
IndusInd Bank Ltd.	1,525,278	13,948
JSW Steel Ltd.	701,751	13,589
Zee Entertainment Enterprises Ltd.	2,797,138	13,373
GAIL India Ltd.	1,854,510	13,311
NMDC Ltd.	4,725,742	13,242
Tata Steel Ltd.	1,456,727	13,228
Reliance Communications Ltd.	5,940,955	13,165
Bharat Heavy Electricals Ltd.	3,480,212	13,029
Adani Ports and Special Economic Zone Ltd.	2,920,546	12,487
Dr Reddy's Laboratories Ltd.	267,569	12,363
Ambuja Cements Ltd.	3,648,623	12,348
Idea Cellular Ltd.	4,660,901	12,019
Nestle India Ltd.	136,003	11,534
Wipro Ltd. ADR	986,956	11,399
Adani Enterprises Ltd.	1,558,098	11,068
Shriram Transport Finance Co. Ltd.	731,969	10,801
Yes Bank Ltd.	1,208,683	10,661
Rural Electrification Corp. Ltd.	2,054,146	10,290
Motherson Sumi Systems Ltd.	1,706,145	10,231
Indian Oil Corp. Ltd.	1,858,099	10,132
* Dr Reddy's Laboratories Ltd. ADR	225,817	10,105
Jindal Steel & Power Ltd.	2,195,670	9,901
Bharat Petroleum Corp. Ltd.	1,015,463	9,672
Godrej Consumer Products Ltd.	698,572	9,657
Reliance Infrastructure Ltd.	759,937	9,228
Aurobindo Pharma Ltd.	784,761	9,183
Tata Power Co. Ltd.	5,594,735	8,979
Dabur India Ltd.	2,488,286	8,485
Power Finance Corp. Ltd.	1,883,812	8,282
* DLF Ltd.	2,526,524	8,171
Indiabulls Housing Finance Ltd.	1,151,157	7,734
* Apollo Hospitals Enterprise Ltd.	455,805	7,602
Container Corp. Of India	340,505	7,317
Siemens Ltd.	506,067	7,290
* UPL Ltd.	1,331,580	7,207
Bank of Baroda	505,686	7,203
Steel Authority of India Ltd.	4,922,948	7,103
* Ranbaxy Laboratories Ltd.	740,982	7,012
Titan Co. Ltd.	1,240,806	6,947
* LIC Housing Finance Ltd.	1,458,984	6,922
Reliance Capital Ltd.	719,797	6,880
Mindtree Ltd.	394,162	6,824

Glenmark Pharmaceuticals Ltd.	628,005	6,816
* Oracle Financial Services Software Ltd.	123,492	6,765
Punjab National Bank	432,382	6,761
* Grasim Industries Ltd.	127,642	6,755
Oil India Ltd.	715,194	6,660
Bharat Forge Ltd.	556,527	6,613
Mahindra & Mahindra Financial Services Ltd.	1,632,739	6,305
ACC Ltd.	266,932	6,124
Shree Cement Ltd.	49,421	6,021
Federal Bank Ltd.	2,963,955	5,824
Divi's Laboratories Ltd.	234,578	5,702
* Jaiprakash Associates Ltd.	5,948,741	5,676
Havells India Ltd.	286,189	5,640
Marico Ltd.	1,315,824	5,547
Eicher Motors Ltd.	38,165	5,346
Cadila Healthcare Ltd.	288,716	5,319
Piramal Enterprises Ltd.	496,485	5,305
Bharti Infratel Ltd.	1,221,472	5,162
ABB India Ltd.	299,754	5,128
* Reliance Power Ltd.	3,286,274	4,989
Colgate-Palmolive India Ltd.	188,454	4,869
GlaxoSmithKline Pharmaceuticals Ltd.	117,233	4,834
GlaxoSmithKline Consumer Healthcare Ltd.	59,037	4,737
United Breweries Ltd.	406,683	4,713
* Pidilite Industries Ltd.	721,977	4,426
Cummins India Ltd.	396,204	4,091
Aditya Birla Nuvo Ltd.	166,019	4,032
GMR Infrastructure Ltd.	9,020,653	3,953
Hindustan Zinc Ltd.	1,473,636	3,909
Page Industries Ltd.	28,944	3,847
* Jubilant Foodworks Ltd.	185,720	3,839
Max India Ltd.	756,201	3,820
CESC Ltd.	360,244	3,820
Castrol India Ltd.	689,760	3,814
Mphasis Ltd.	494,607	3,729
State Bank of India GDR	44,251	3,530
Bajaj Finserv Ltd.	221,445	3,446
Apollo Tyres Ltd.	1,200,256	3,435
NHPC Ltd.	9,075,678	3,412
Amtek Auto Ltd.	800,337	3,391
Bajaj Holdings & Investment Ltd.	157,672	3,375
* Tata Global Beverages Ltd.	1,320,183	3,328
Canara Bank	508,167	3,311
Britannia Industries Ltd.	171,764	3,243
* Unitech Ltd.	7,779,056	3,239
ING Vysya Bank Ltd.	320,387	3,222
* Adani Power Ltd.	3,424,764	3,179
* Petronet LNG Ltd.	1,055,853	3,176
Infosys Ltd. ADR	57,910	3,175
Sun TV Network Ltd.	451,888	3,156
Exide Industries Ltd.	1,164,050	3,148
IRB Infrastructure Developers Ltd.	734,004	3,096
Bajaj Finance Ltd.	85,147	3,083
Bank of India	679,225	3,041

Hindustan Petroleum Corp. Ltd.	459,488	3,015
Bharat Electronics Ltd.	100,982	2,935
Jammu & Kashmir Bank Ltd.	110,643	2,913
* Just Dial Ltd.	105,603	2,901
Torrent Pharmaceuticals Ltd.	236,790	2,900
* Indian Hotels Co. Ltd.	1,862,072	2,890
Arvind Ltd.	745,552	2,817
Emami Ltd.	313,819	2,799
Crompton Greaves Ltd.	874,657	2,791
JSW Energy Ltd.	2,238,862	2,769
IDBI Bank Ltd.	1,887,758	2,760
IFCI Ltd.	4,284,713	2,677
* Ashok Leyland Ltd.	4,678,400	2,626
Jain Irrigation Systems Ltd.	1,518,210	2,542
IIFL Holdings Ltd.	1,134,379	2,455
Berger Paints India Ltd.	489,595	2,413
Thermax Ltd.	166,170	2,401
Tata Communications Ltd.	391,363	2,392
Sundaram Finance Ltd.	152,912	2,389
* Suzlon Energy Ltd.	6,731,311	2,387
Godrej Industries Ltd.	427,243	2,357
* Housing Development & Infrastructure Ltd.	1,522,440	2,309
* Hathway Cable & Datacom Ltd.	435,127	2,286
Union Bank of India	700,528	2,190
* MRF Ltd.	5,658	2,176
Biocon Ltd.	276,819	2,137
Hexaware Technologies Ltd.	891,822	2,079
Wockhardt Ltd.	187,748	2,077
Bhushan Steel Ltd.	316,659	2,059
* Tata Motors Ltd. ADR	52,300	2,056
Ipca Laboratories Ltd.	176,011	2,050
Tata Chemicals Ltd.	354,503	2,025
* Oberoi Realty Ltd.	437,858	1,876
Great Eastern Shipping Co. Ltd.	308,714	1,866
South Indian Bank Ltd.	3,766,407	1,866
Voltas Ltd.	588,845	1,860
Engineers India Ltd.	398,387	1,834
Indiabulls Real Estate Ltd.	1,423,384	1,832
Strides Arcolab Ltd.	166,780	1,819
Sobha Developers Ltd.	225,133	1,675
* Essar Oil Ltd.	882,595	1,671
Sintex Industries Ltd.	1,187,710	1,656
Oriental Bank of Commerce	351,019	1,594
Syndicate Bank	677,452	1,592
Coromandel International Ltd.	399,451	1,588
TVS Motor Co. Ltd.	649,279	1,573
UCO Bank	961,056	1,558
Ramco Cements Ltd.	330,007	1,547
L&T Finance Holdings Ltd.	1,371,341	1,540
Torrent Power Ltd.	662,219	1,529
Indian Overseas Bank	1,283,475	1,478
Century Textiles & Industries Ltd.	146,811	1,450
* Dish TV India Ltd.	1,488,499	1,434
Gateway Distriparks Ltd.	366,184	1,416

PTC India Ltd.	1,025,899	1,415
* Sun Pharma Advanced Research Co. Ltd.	491,789	1,372
India Cements Ltd.	765,131	1,297
Gujarat Gas Co. Ltd.	175,240	1,267
NCC Ltd.	1,047,115	1,257
* Mangalore Refinery & Petrochemicals Ltd.	1,165,972	1,247
Indraprastha Gas Ltd.	202,804	1,243
Indian Bank	510,921	1,243
Gujarat State Petronet Ltd.	811,209	1,190
McLeod Russel India Ltd.	254,172	1,175
Videocon Industries Ltd.	417,179	1,153
Gujarat Mineral Development Corp. Ltd.	447,189	1,136
CMC Ltd.	35,502	1,128
* Central Bank of India	971,611	1,119
Karnataka Bank Ltd.	531,867	1,110
Allahabad Bank	537,480	1,067
* Hindustan Construction Co. Ltd.	1,625,559	1,059
Polaris Financial Technology Ltd.	296,791	1,040
* Balrampur Chini Mills Ltd.	826,689	1,026
Jindal Saw Ltd.	799,193	1,013
Welspun Corp. Ltd.	730,328	1,002
Rolta India Ltd.	535,846	937
Srei Infrastructure Finance Ltd.	1,246,063	937
Future Retail Ltd.	456,922	935
Shree Renuka Sugars Ltd.	2,476,247	935
Andhra Bank	678,278	916
* Punj Lloyd Ltd.	1,250,160	882
Raymond Ltd.	124,727	866
Corp Bank	144,260	842
Vijaya Bank	993,952	793
* Bajaj Hindusthan Ltd.	1,860,521	743
Multi Commodity Exchange of India Ltd.	53,177	710
Alstom India Ltd.	80,108	700
Financial Technologies India Ltd.	128,097	671
* Shipping Corp. of India Ltd.	676,911	644
* Pipavav Defence & Offshore Engineering Co. Ltd.	701,378	618
Gujarat State Fertilisers & Chemicals Ltd.	484,990	614
* Tata Teleservices Maharashtra Ltd.	2,782,308	539
* IVRCL Ltd.	1,597,447	539
* Jet Airways India Ltd.	120,494	487
Radico Khaitan Ltd.	301,618	483
Chambal Fertilizers & Chemicals Ltd.	480,703	451
* Lanco Infratech Ltd.	2,754,258	418
Bombay Dyeing & Manufacturing Co. Ltd.	342,887	400
* Parsvnath Developers Ltd.	855,285	373
Sesa Sterlite Ltd. ADR	16,320	307
* Gujarat NRE Coke Ltd.	1,461,217	264
* Welspun Enterprises Ltd.	36,516	110
* Marico Kaya Enterprises Ltd.	22,414	109
* Nagarjuna Fertilizers & Chemicals Ltd.	312,129	58
Jain Irrigation Systems Ltd.	32,150	38
		2,471,789
Indonesia (0.5%)
Astra International Tbk PT	119,156,200	78,684

Bank Central Asia Tbk PT	72,762,300	72,817
Telekomunikasi Indonesia Persero Tbk PT	298,787,000	67,877
Bank Rakyat Indonesia Persero Tbk PT	63,848,800	61,242
Bank Mandiri Persero Tbk PT	55,259,124	48,084
Perusahaan Gas Negara Persero Tbk PT	63,118,500	31,770
Semen Indonesia Persero Tbk PT	17,597,500	24,683
Bank Negara Indonesia Persero Tbk PT	44,012,295	19,064
Kalbe Farma Tbk PT	123,121,310	18,183
Unilever Indonesia Tbk PT	6,755,400	17,676
United Tractors Tbk PT	9,012,177	17,675
Indocement Tunggal Prakarsa Tbk PT	7,831,200	16,954
Indofood Sukses Makmur Tbk PT	25,894,700	15,587
* Gudang Garam Tbk PT	3,236,500	14,966
Charoen Pokphand Indonesia Tbk PT	43,898,758	14,632
Lippo Karawaci Tbk PT	113,832,200	10,753
Tower Bersama Infrastructure Tbk PT	11,579,800	8,237
XL Axiata Tbk PT	17,252,523	7,995
Adaro Energy Tbk PT	75,212,100	7,567
* Surya Citra Media Tbk PT	22,569,500	7,358
Summarecon Agung Tbk PT	62,891,300	7,216
Jasa Marga Persero Tbk PT	12,162,700	6,635
Media Nusantara Citra Tbk PT	29,036,912	6,443
Bank Danamon Indonesia Tbk PT	18,612,909	6,124
Indofood CBP Sukses Makmur Tbk PT	6,781,700	6,105
Ciputra Development Tbk PT	61,513,400	6,055
Bumi Serpong Damai PT	42,935,200	5,802
Indo Tambangraya Megah Tbk PT	2,287,000	5,097
Global Mediacom Tbk PT	30,513,618	5,014
Tambang Batubara Bukit Asam Persero Tbk PT	4,700,600	4,652
MNC Investama Tbk PT	142,893,500	4,532
Astra Agro Lestari Tbk PT	1,953,300	4,482
* Trada Maritime Tbk PT	27,152,800	4,327
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	56,766,500	4,084
Matahari Putra Prima Tbk PT	15,699,300	3,962
Vale Indonesia Tbk PT	11,421,998	3,899
AKR Corporindo Tbk PT	9,444,900	3,562
Citra Marga Nusaphala Persada Tbk PT	10,335,500	3,530
Ace Hardware Indonesia Tbk PT	41,824,600	3,338
Alam Sutera Realty Tbk PT	70,699,800	3,129
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	15,806,100	2,831
Wijaya Karya Persero Tbk PT	11,798,200	2,658
Holcim Indonesia Tbk PT	10,029,900	2,595
Pakuwon Jati Tbk PT	71,275,400	2,552
Medco Energi Internasional Tbk PT	7,942,900	2,374
* Indosat Tbk PT	6,598,000	2,268
Arwana Citramulia Tbk PT	25,464,278	2,208
Aneka Tambang Persero Tbk PT	19,017,300	2,054
Timah Persero Tbk PT	15,680,287	1,908
* Bumi Resources Tbk PT	114,889,400	1,861
Bank Tabungan Negara Persero Tbk PT	19,845,797	1,836
Mitra Adiperkasa Tbk PT	4,040,300	1,793
Ramayana Lestari Sentosa Tbk PT	17,643,300	1,638
* Energi Mega Persada Tbk PT	193,028,332	1,496
* Garuda Indonesia Persero Tbk PT	37,275,209	1,405

Salim Ivomas Pratama Tbk PT	18,210,000	1,393
Surya Semesta Internusa Tbk PT	21,596,200	1,342
Gajah Tunggal Tbk PT	8,486,500	1,318
Intiland Development Tbk PT	31,201,400	1,278
Agung Podomoro Land Tbk PT	43,804,600	1,248
* Sigmagold Inti Perkasa Tbk PT	31,324,000	1,201
* Bakrie and Brothers Tbk PT	274,678,500	1,186
* Bakrieland Development Tbk PT	202,316,500	874
Harum Energy Tbk PT	4,211,500	756
* Krakatau Steel Persero Tbk PT	16,541,000	651
Sampoerna Agro PT	3,124,500	570
* Indika Energy Tbk PT	7,625,500	452
* Berlian Laju Tanker Tbk PT	25,926,000	439
* Bakrie Telecom Tbk PT	94,762,000	409
BISI International Tbk PT	6,953,500	304
* Darma Henwa Tbk PT	41,394,000	179
* Bumi Resources Rights Exp. 09/01/2014	178,078,570	15
		704,884
Ireland (0.2%)
Kerry Group plc Class A	865,186	64,259
* Bank of Ireland	163,742,331	57,537
* Ryanair Holdings plc ADR	664,940	35,235
Smurfit Kappa Group plc	1,358,719	29,486
Kingspan Group plc	1,011,342	17,317
Glanbia plc	1,040,655	16,010
Paddy Power plc	218,550	15,432
C&C Group plc	2,042,592	11,608
* Ryanair Holdings plc	701,590	6,423
FBD Holdings plc	108,608	2,081
Aer Lingus Group plc	1,144,792	2,034
* Irish Bank Resolution Corp. Ltd.	698,992	—
		257,422
Israel (0.4%)
Teva Pharmaceutical Industries Ltd.	5,637,959	301,890
Bank Hapoalim BM	5,878,340	34,290
* Bank Leumi Le-Israel BM	7,418,859	29,132
Israel Chemicals Ltd.	2,638,814	21,457
Bezeq The Israeli Telecommunication Corp. Ltd.	11,214,233	20,881
NICE Systems Ltd.	318,329	12,639
Delek Group Ltd.	27,767	10,895
* Israel Discount Bank Ltd. Class A	5,424,483	9,450
Elbit Systems Ltd.	141,402	8,861
Mizrahi Tefahot Bank Ltd.	682,237	8,627
* Israel Corp. Ltd.	13,653	8,035
Azrieli Group	215,761	7,020
Gazit-Globe Ltd.	515,386	6,888
Osem Investments Ltd.	228,371	5,360
Frutarom Industries Ltd.	211,003	5,241
Paz Oil Co. Ltd.	28,118	4,515
* EZchip Semiconductor Ltd.	174,609	4,228
* Partner Communications Co. Ltd.	521,901	3,956
Harel Insurance Investments & Financial Services Ltd.	646,527	3,773
Strauss Group Ltd.	190,429	3,737
Alony Hetz Properties & Investments Ltd.	440,536	3,219

* Delek Energy Systems Ltd.	4,367	3,089
Shikun & Binui Ltd.	1,229,610	2,939
Cellcom Israel Ltd. (Registered)	194,687	2,402
* Nitsba Holdings 1995 Ltd.	149,457	2,247
* Allot Communications Ltd.	173,774	2,237
Reit 1 Ltd.	834,246	2,235
* Jerusalem Oil Exploration	48,855	2,199
Ormat Industries	303,426	2,198
* Clal Insurance Enterprises Holdings Ltd.	115,394	2,160
Melisron Ltd.	78,360	2,080
Migdal Insurance & Financial Holding Ltd.	1,265,041	2,025
* Evogene Ltd.	150,084	1,978
* Tower Semiconductor Ltd.	189,640	1,951
First International Bank Of Israel Ltd.	120,510	1,939
Ituran Location and Control Ltd.	82,498	1,920
Delek Automotive Systems Ltd.	178,946	1,868
* Oil Refineries Ltd.	6,151,252	1,852
Amot Investments Ltd.	551,203	1,820
* Mazor Robotics Ltd.	257,363	1,755
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	34,999	1,730
* Airport City Ltd.	170,271	1,691
Phoenix Holdings Ltd.	457,345	1,630
* Nova Measuring Instruments Ltd.	159,840	1,622
Menorah Mivtachim Holdings Ltd.	128,064	1,537
Norstar Holdings Inc.	50,249	1,353
Jerusalem Economy Ltd.	138,588	1,232
* Africa Israel Properties Ltd.	71,144	1,225
* AudioCodes Ltd.	204,540	1,184
* Gilat Satellite Networks Ltd.	258,325	1,181
Cellcom Israel Ltd.	96,644	1,180
Shufersal Ltd.	368,304	1,164
* Naphtha Israel Petroleum Corp. Ltd.	162,265	1,163
Electra Ltd.	7,997	1,128
* Africa Israel Investments Ltd.	601,427	1,067
* Discount Investment Corp.	129,965	1,031
* Kamada Ltd.	139,475	957
* Ceragon Networks Ltd.	225,107	451
Elco Ltd.	40,342	443
* Hadera Paper Ltd.	10,751	425
* Property & Building Corp.	6,092	381
* Babylon Ltd.	146,605	193
* Clal Biotechnology Industries Ltd.	15,894	41
* Africa Israel Investments Ltd Warrants Exp. 03/31/2015	52,298	4
		579,001
Italy (1.8%)
Eni SPA	14,656,119	372,943
Enel SPA	38,604,178	219,775
Intesa Sanpaolo SPA (Registered)	70,099,026	208,170
UniCredit SPA	26,512,538	206,830
Assicurazioni Generali SPA	7,500,874	156,567
Snam SPA	12,466,898	73,492
* Telecom Italia SPA (Registered)	62,044,005	71,494
Atlantia SPA	2,363,738	62,560
Luxottica Group SPA	1,029,778	56,813

	Tenaris SA	2,531,457	54,496
	CNH Industrial NV	5,460,637	50,402
*	Fiat SPA	5,068,628	48,647
	Banca Monte dei Paschi di Siena SPA	26,170,653	47,234
	Terna Rete Elettrica Nazionale SPA	8,485,923	44,630
	Unione di Banche Italiane SCpA	5,138,119	42,302
*	Saipem SPA	1,482,790	34,538
	Telecom Italia SPA (Bearer)	35,943,632	33,607
	Banco Popolare SC	2,143,843	33,109
	Pirelli & C. SPA	1,979,202	29,517
	Prysmian SPA	1,261,087	26,816
	Enel Green Power SPA	9,186,116	25,408
*	Mediobanca SPA	2,852,927	25,146
*,^ Banca Popolare dell'Emilia Romagna SC		2,850,110	24,097
*	Banca Popolare di Milano Scarl	26,111,785	22,755
	Exor SPA	582,585	22,303
*	Finmeccanica SPA	2,313,828	21,317
*	Mediaset SPA	3,994,724	15,847
	Azimut Holding SPA	600,290	15,452
	UnipolSai SPA	4,865,247	14,728
	Davide Campari-Milano SPA	1,713,271	13,365
	Banca Popolare di Sondrio SCARL	2,652,037	12,052
	Mediolanum SPA	1,521,302	11,562
	Moncler SPA	670,860	10,133
	Recordati SPA	591,153	9,758
^	A2A SPA	8,371,228	9,553
^	GTECH SPA	397,040	9,542
	Hera SPA	3,471,571	9,390
	Banca Generali SPA	334,297	9,336
^	Tod's SPA	79,722	8,745
*	World Duty Free SPA	751,664	8,558
	Italcementi SPA	1,146,955	8,509
*	Yoox SPA	321,698	8,466
	Unipol Gruppo Finanziario SPA Preference Shares	1,607,758	8,144
*,^ Credito Valtellinese Scarl		6,378,069	7,799
	Salvatore Ferragamo SPA	283,525	7,798
*	Banca Carige SPA	39,436,585	7,533
	Unipol Gruppo Finanziario SPA	1,286,596	7,054
	Buzzi Unicem SPA	427,329	6,930
	Ansaldo STS SPA	705,952	6,894
^	UnipolSai SPA	2,246,029	6,616
*	Sorin SPA	2,393,428	6,572
	Brembo SPA	175,319	6,442
	Parmalat SPA	1,943,061	6,421
*	Autogrill SPA	745,491	6,344
	De' Longhi	291,089	6,180
	Societa Cattolica di Assicurazioni SCRL	283,225	6,033
	Tenaris SA ADR	139,938	6,013
	Interpump Group SPA	466,369	5,952
^	DiaSorin SPA	136,443	5,460
*	Ei Towers SPA	99,659	5,365
	Danieli & C Officine Meccaniche SPA	237,387	5,007
	Societa Iniziative Autostradali e Servizi SPA	416,272	4,952
	ERG SPA	289,950	4,295

ACEA SPA	288,570	4,202
^ Beni Stabili SPA	4,773,993	3,876
Credito Emiliano SPA	459,540	3,856
* Safilo Group SPA	183,880	3,819
Iren SPA	2,614,309	3,684
^ Brunello Cucinelli SPA	143,884	3,229
*,^ Indesit Co. SPA	219,392	3,174
Amplifon SPA	527,730	3,152
ASTM SPA	205,895	3,151
MARR SPA	190,314	3,149
*,^ Piaggio & C SPA	999,401	2,976
* CIR-Compagnie Industriali Riunite SPA	2,137,360	2,970
^ Astaldi SPA	300,660	2,894
Industria Macchine Automatiche SPA	71,408	2,846
*,^ RCS MediaGroup SPA	1,886,259	2,808
Cementir Holding SPA	321,239	2,504
Italmobiliare SPA	96,756	2,412
Danieli & C Officine Meccaniche SPA	74,606	2,132
*,^ Saras SPA	1,520,724	1,894
*,^ Geox SPA	432,719	1,605
Trevi Finanziaria Industriale SPA	198,735	1,585
Esprinet SPA	154,640	1,584
*,^ Gruppo Editoriale L'Espresso SPA	973,486	1,536
Italmobiliare SPA	37,665	1,512
Immobiliare Grande Distribuzione	833,072	1,215
* Cofide SPA	1,767,223	1,206
Zignago Vetro SPA	167,385	1,158
Falck Renewables SPA	657,362	1,128
* Sogefi SPA	250,655	1,004
*,^ DeA Capital SPA	494,041	898
* Arnoldo Mondadori Editore SPA	618,247	731
*,^ Juventus Football Club SPA	2,073,814	630
*,^ Fiera Milano SPA	49,412	380
* Gemina SPA CVR	2,837,088	49
		2,398,717
Japan (15.3%)
Toyota Motor Corp.	15,760,710	930,513
Mitsubishi UFJ Financial Group Inc.	84,180,233	496,436
SoftBank Corp.	5,600,463	402,608
Honda Motor Co. Ltd.	10,669,830	371,428
Sumitomo Mitsui Financial Group Inc.	7,992,674	325,817
Mizuho Financial Group Inc.	142,365,550	276,399
Japan Tobacco Inc.	6,271,954	220,569
Canon Inc.	6,732,656	220,261
Hitachi Ltd.	27,592,106	213,861
Takeda Pharmaceutical Co. Ltd.	4,604,409	210,019
FANUC Corp.	1,168,499	201,952
Seven & I Holdings Co. Ltd.	4,641,208	193,147
KDDI Corp.	3,255,430	187,132
Mitsui Fudosan Co. Ltd.	5,586,915	184,501
Mitsubishi Estate Co. Ltd.	7,527,755	184,077
East Japan Railway Co.	2,258,476	180,920
Mitsubishi Corp.	8,559,616	180,367
Astellas Pharma Inc.	13,274,845	180,015

Mitsui & Co. Ltd.	10,296,066	165,122
Central Japan Railway Co.	1,127,560	160,138
Panasonic Corp.	12,658,809	157,835
Shin-Etsu Chemical Co. Ltd.	2,449,584	155,373
Mitsubishi Electric Corp.	11,753,282	155,161
Nippon Steel & Sumitomo Metal Corp.	50,323,029	151,959
Nissan Motor Co. Ltd.	15,101,233	148,149
NTT DOCOMO Inc.	8,367,800	146,739
Nippon Telegraph & Telephone Corp.	2,201,339	146,178
Bridgestone Corp.	3,967,835	143,201
Tokio Marine Holdings Inc.	4,244,291	133,469
Nomura Holdings Inc.	20,864,285	131,728
Denso Corp.	2,837,137	130,865
Kao Corp.	3,127,222	128,605
Komatsu Ltd.	5,667,629	125,693
ORIX Corp.	7,703,820	124,504
Mitsubishi Heavy Industries Ltd.	19,043,400	124,137
Keyence Corp.	271,364	118,218
ITOCHU Corp.	9,222,855	117,432
Murata Manufacturing Co. Ltd.	1,193,274	113,749
Daikin Industries Ltd.	1,587,320	109,016
Toshiba Corp.	24,428,104	108,648
Sony Corp.	5,934,890	108,168
Sumitomo Realty & Development Co. Ltd.	2,578,033	106,442
Fuji Heavy Industries Ltd.	3,723,406	106,181
Fast Retailing Co. Ltd.	315,231	104,073
SMC Corp.	368,639	101,773
Sumitomo Mitsui Trust Holdings Inc.	22,757,511	99,034
Kubota Corp.	7,435,394	97,889
Dai-ichi Life Insurance Co. Ltd.	6,724,500	94,726
Kyocera Corp.	1,923,156	93,152
Sumitomo Corp.	6,696,748	88,250
Daiwa Securities Group Inc.	10,398,910	87,309
Nidec Corp.	1,322,680	86,142
Tokyo Gas Co. Ltd.	14,934,382	85,316
Hoya Corp.	2,585,405	83,712
Suzuki Motor Corp.	2,484,965	82,923
Inpex Corp.	5,481,300	81,236
Fujitsu Ltd.	10,585,378	81,142
Daiwa House Industry Co. Ltd.	3,835,910	77,866
FUJIFILM Holdings Corp.	2,722,519	77,717
Asahi Group Holdings Ltd.	2,558,511	77,161
Mazda Motor Corp.	3,162,392	75,984
Daiichi Sankyo Co. Ltd.	4,135,997	75,208
Secom Co. Ltd.	1,232,903	74,993
JX Holdings Inc.	14,402,160	74,057
Kirin Holdings Co. Ltd.	5,272,872	73,911
MS&AD Insurance Group Holdings Inc.	3,230,567	73,535
Otsuka Holdings Co. Ltd.	2,287,582	72,843
Nintendo Co. Ltd.	632,195	70,231
Marubeni Corp.	9,914,193	69,677
Eisai Co. Ltd.	1,637,511	69,365
Sumitomo Electric Industries Ltd.	4,556,367	66,785
Tokyo Electron Ltd.	1,019,766	66,615

JFE Holdings Inc.	3,058,391	64,551
* Olympus Corp.	1,772,298	63,774
Asahi Kasei Corp.	7,919,144	62,586
Resona Holdings Inc.	11,202,028	62,424
Toray Industries Inc.	9,221,450	62,419
NEC Corp.	15,497,932	59,835
Oriental Land Co. Ltd.	313,064	58,789
NKSJ Holdings Inc.	2,296,266	57,984
Omron Corp.	1,305,705	57,912
Daito Trust Construction Co. Ltd.	454,916	54,829
Shimano Inc.	468,379	54,679
Tokyu Corp.	7,502,504	53,937
Dentsu Inc.	1,336,719	52,942
Sumitomo Metal Mining Co. Ltd.	3,161,716	52,672
Isuzu Motors Ltd.	7,556,753	52,449
Ajinomoto Co. Inc.	3,336,758	51,293
West Japan Railway Co.	1,129,190	51,216
Yamato Holdings Co. Ltd.	2,396,297	49,917
T&D Holdings Inc.	3,923,450	49,242
Terumo Corp.	2,170,862	49,224
* Chubu Electric Power Co. Inc.	4,219,608	49,051
Toyota Industries Corp.	1,005,080	48,966
Osaka Gas Co. Ltd.	11,762,834	48,925
Ricoh Co. Ltd.	4,162,083	47,645
Ono Pharmaceutical Co. Ltd.	553,938	46,857
Shiseido Co. Ltd.	2,331,595	45,953
Aisin Seiki Co. Ltd.	1,172,331	45,531
Sekisui House Ltd.	3,384,010	44,415
Makita Corp.	747,675	44,223
Aeon Co. Ltd.	3,923,026	44,048
Chugai Pharmaceutical Co. Ltd.	1,319,745	43,925
Nitto Denko Corp.	981,772	43,813
Hankyu Hanshin Holdings Inc.	7,505,455	43,696
Unicharm Corp.	699,951	42,860
Bank of Yokohama Ltd.	7,445,448	42,366
* Kansai Electric Power Co. Inc.	4,612,485	42,131
Mitsubishi Motors Corp.	3,681,930	41,949
Shionogi & Co. Ltd.	1,899,422	41,006
LIXIL Group Corp.	1,689,244	40,950
Shizuoka Bank Ltd.	3,761,824	40,543
JGC Corp.	1,321,391	40,041
NSK Ltd.	2,823,952	39,728
NGK Insulators Ltd.	1,667,733	39,459
IHI Corp.	8,439,749	39,030
NGK Spark Plug Co. Ltd.	1,302,919	38,954
Kintetsu Corp.	10,587,546	38,553
Dai Nippon Printing Co. Ltd.	3,695,353	37,908
Seiko Epson Corp.	870,211	37,250
Toyota Tsusho Corp.	1,338,916	37,223
Japan Exchange Group Inc.	1,630,747	37,102
Odakyu Electric Railway Co. Ltd.	3,715,371	36,397
Asahi Glass Co. Ltd.	6,113,678	36,228
Yahoo Japan Corp.	7,930,900	35,885
Kawasaki Heavy Industries Ltd.	9,188,304	35,744

	Taisei Corp.	6,313,399	35,605
	Mitsubishi Chemical Holdings Corp.	8,068,058	35,311
	Sysmex Corp.	908,934	35,285
	TDK Corp.	730,469	35,041
	Sumitomo Chemical Co. Ltd.	9,136,919	34,730
	Yakult Honsha Co. Ltd.	646,681	34,170
*	Tokyo Electric Power Co. Inc.	8,684,809	33,885
	Tobu Railway Co. Ltd.	6,397,285	33,494
	Chiba Bank Ltd.	4,597,445	33,467
	Konica Minolta Inc.	3,092,089	33,011
	Nikon Corp.	2,084,937	32,337
	Rohm Co. Ltd.	564,966	31,850
	Nippon Paint Co. Ltd.	1,356,000	31,244
	Tohoku Electric Power Co. Inc.	2,845,987	31,077
*	Kyushu Electric Power Co. Inc.	2,761,095	30,658
	Sekisui Chemical Co. Ltd.	2,547,527	30,546
	MEIJI Holdings Co. Ltd.	420,939	30,171
	Shimizu Corp.	3,894,794	29,832
	Obayashi Corp.	4,039,404	29,481
	Bandai Namco Holdings Inc.	1,161,264	29,390
*,^ Sharp Corp.		9,410,150	29,311
	Lawson Inc.	389,493	29,168
	Keio Corp.	3,607,175	28,771
	NTT Data Corp.	750,600	28,585
	Kobe Steel Ltd.	17,404,912	28,332
	Suntory Beverage & Food Ltd.	753,682	28,244
	Electric Power Development Co. Ltd.	871,983	28,093
	Santen Pharmaceutical Co. Ltd.	473,347	27,904
	Taiheiyo Cement Corp.	7,137,398	27,635
	Yamaha Motor Co. Ltd.	1,664,483	27,574
	Nippon Yusen KK	9,616,567	27,554
	Toppan Printing Co. Ltd.	3,612,365	27,517
	Kuraray Co. Ltd.	2,072,104	27,141
	Mitsubishi Materials Corp.	7,395,570	26,885
	Isetan Mitsukoshi Holdings Ltd.	2,163,063	26,804
	Brother Industries Ltd.	1,494,927	26,746
	Fukuoka Financial Group Inc.	5,113,984	26,162
	Hirose Electric Co. Ltd.	185,620	26,088
	Keikyu Corp.	2,947,187	25,965
	Nippon Express Co. Ltd.	5,350,425	25,874
	Nissin Foods Holdings Co. Ltd.	466,569	25,636
	Kansai Paint Co. Ltd.	1,521,033	25,489
	Nitori Holdings Co. Ltd.	452,780	25,433
	Kikkoman Corp.	1,136,878	24,899
	Mitsui OSK Lines Ltd.	6,675,923	24,736
	Minebea Co. Ltd.	2,076,000	24,699
^	Casio Computer Co. Ltd.	1,467,783	24,696
	Chugoku Electric Power Co. Inc.	1,845,745	24,540
	Kajima Corp.	5,188,284	24,126
	TOTO Ltd.	1,916,224	24,019
	NH Foods Ltd.	1,164,313	23,834
	Stanley Electric Co. Ltd.	912,337	23,664
	Aozora Bank Ltd.	6,917,969	23,508
	Asics Corp.	1,104,011	23,430

Sega Sammy Holdings Inc.	1,180,541	23,353
JTEKT Corp.	1,337,754	23,161
Oji Holdings Corp.	5,621,705	22,626
Shinsei Bank Ltd.	10,637,037	22,492
Suruga Bank Ltd.	1,149,693	22,417
Joyo Bank Ltd.	4,193,506	22,312
Hino Motors Ltd.	1,606,483	22,216
Kyowa Hakko Kirin Co. Ltd.	1,610,736	22,129
USS Co. Ltd.	1,265,380	22,106
Trend Micro Inc.	618,163	22,005
Daihatsu Motor Co. Ltd.	1,238,897	21,991
JSR Corp.	1,262,506	21,768
Nagoya Railroad Co. Ltd.	5,178,000	21,668
Amada Co. Ltd.	2,195,492	21,325
Tokyu Fudosan Holdings Corp.	2,787,418	21,142
Rinnai Corp.	231,400	21,068
Tokyo Tatemono Co. Ltd.	2,445,000	20,882
Hulic Co. Ltd.	1,757,600	20,700
Koito Manufacturing Co. Ltd.	741,200	20,309
J Front Retailing Co. Ltd.	2,992,872	20,167
Japan Airlines Co. Ltd.	357,404	19,742
Taisho Pharmaceutical Holdings Co. Ltd.	276,733	19,700
Bank of Kyoto Ltd.	2,166,925	19,684
Yaskawa Electric Corp.	1,502,912	19,587
Hamamatsu Photonics KK	413,610	19,442
Mitsubishi Tanabe Pharma Corp.	1,330,053	19,320
Hisamitsu Pharmaceutical Co. Inc.	484,204	19,288
Daicel Corp.	1,873,782	18,911
Iyo Bank Ltd.	1,852,753	18,768
Credit Saison Co. Ltd.	948,151	18,656
^ Seibu Holdings Inc.	849,409	18,641
Yokogawa Electric Corp.	1,476,043	18,591
Nomura Research Institute Ltd.	587,451	18,496
Hitachi Metals Ltd.	1,131,441	18,399
^ Yamada Denki Co. Ltd.	5,160,930	18,317
Don Quijote Holdings Co. Ltd.	338,300	18,280
Fuji Electric Co. Ltd.	3,540,774	18,257
Toho Co. Ltd.	745,497	18,083
Hachijuni Bank Ltd.	2,910,425	17,892
Toyo Suisan Kaisha Ltd.	587,279	17,813
Benesse Holdings Inc.	467,763	17,622
Keisei Electric Railway Co. Ltd.	1,693,500	17,361
THK Co. Ltd.	711,358	17,119
Ryohin Keikaku Co. Ltd.	141,600	17,090
Alfresa Holdings Corp.	286,158	17,084
ANA Holdings Inc.	6,900,946	17,073
Nissan Chemical Industries Ltd.	925,700	16,969
M3 Inc.	1,049,800	16,944
Sony Financial Holdings Inc.	1,030,732	16,881
Hiroshima Bank Ltd.	3,478,166	16,878
Toho Gas Co. Ltd.	3,043,573	16,818
Shimadzu Corp.	1,754,080	16,789
FamilyMart Co. Ltd.	372,793	16,743
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,974,470	16,660

Nisshin Seifun Group Inc.	1,426,128	16,654
Ebara Corp.	2,660,000	16,514
MISUMI Group Inc.	517,000	16,477
Sumitomo Heavy Industries Ltd.	3,361,460	16,428
Gunma Bank Ltd.	2,790,289	16,417
Hokuhoku Financial Group Inc.	7,979,000	16,382
Air Water Inc.	1,021,553	16,338
Chugoku Bank Ltd.	1,063,209	16,335
Mitsubishi Gas Chemical Co. Inc.	2,506,271	16,287
Miraca Holdings Inc.	347,449	16,080
Nabtesco Corp.	711,156	16,067
Toyo Seikan Group Holdings Ltd.	1,027,632	16,005
Kurita Water Industries Ltd.	692,706	15,917
Shimamura Co. Ltd.	160,299	15,897
Yamaha Corp.	1,037,756	15,813
Tosoh Corp.	3,572,279	15,674
Seven Bank Ltd.	3,883,419	15,584
Hakuhodo DY Holdings Inc.	1,480,980	15,549
Citizen Holdings Co. Ltd.	1,937,691	15,406
Sumitomo Rubber Industries Ltd.	1,060,230	15,357
^ Taiyo Nippon Sanso Corp.	1,746,882	15,319
Takashimaya Co. Ltd.	1,656,922	15,238
Marui Group Co. Ltd.	1,576,675	15,214
Yamaguchi Financial Group Inc.	1,466,340	15,020
Mitsui Chemicals Inc.	5,539,556	14,934
Hoshizaki Electric Co. Ltd.	292,900	14,913
AEON Financial Service Co. Ltd.	653,465	14,893
NTN Corp.	3,075,324	14,821
GS Yuasa Corp.	2,306,526	14,811
TonenGeneral Sekiyu KK	1,684,795	14,714
Keihan Electric Railway Co. Ltd.	3,372,000	14,672
SBI Holdings Inc.	1,249,910	14,582
Aeon Mall Co. Ltd.	621,979	14,575
Ibiden Co. Ltd.	718,052	14,348
Yokohama Rubber Co. Ltd.	1,656,000	14,338
Hokuriku Electric Power Co.	1,102,618	14,280
Iida Group Holdings Co. Ltd.	956,663	14,254
Nankai Electric Railway Co. Ltd.	3,007,000	14,252
Suzuken Co. Ltd.	446,492	14,236
Alps Electric Co. Ltd.	1,024,900	14,226
Teijin Ltd.	5,729,422	14,188
Obic Co. Ltd.	398,700	14,154
Otsuka Corp.	304,331	13,866
NOK Corp.	678,730	13,859
Kamigumi Co. Ltd.	1,448,414	13,853
Nippon Electric Glass Co. Ltd.	2,455,931	13,759
COMSYS Holdings Corp.	741,500	13,725
Konami Corp.	588,193	13,656
Kakaku.com Inc.	794,100	13,439
Nippon Kayaku Co. Ltd.	1,056,000	13,386
Mitsubishi Logistics Corp.	875,435	13,273
Nomura Real Estate Holdings Inc.	712,747	13,243
Haseko Corp.	1,659,600	13,178
Dowa Holdings Co. Ltd.	1,404,000	13,064

Calbee Inc.	437,000	12,978
Showa Shell Sekiyu KK	1,139,659	12,854
Hitachi Construction Machinery Co. Ltd.	628,240	12,823
Showa Denko KK	8,810,762	12,817
Mabuchi Motor Co. Ltd.	160,416	12,652
Sojitz Corp.	7,417,787	12,617
MediPal Holdings Corp.	999,134	12,592
Pigeon Corp.	215,800	12,397
Nippon Shokubai Co. Ltd.	963,000	12,344
Idemitsu Kosan Co. Ltd.	601,640	12,297
Coca-Cola East Japan Co. Ltd.	458,393	12,252
Sankyo Co. Ltd.	314,451	12,236
Kewpie Corp.	677,500	12,192
* Shikoku Electric Power Co. Inc.	922,194	12,160
Chiyoda Corp.	1,026,963	12,159
Kobayashi Pharmaceutical Co. Ltd.	196,000	12,150
Kaneka Corp.	2,013,429	12,109
Sawai Pharmaceutical Co. Ltd.	212,300	12,032
Tsuruha Holdings Inc.	209,300	12,015
Zeon Corp.	1,180,000	11,654
Glory Ltd.	347,700	11,593
Kawasaki Kisen Kaisha Ltd.	5,413,710	11,541
Sumitomo Dainippon Pharma Co. Ltd.	935,492	11,437
Sugi Holdings Co. Ltd.	266,600	11,429
77 Bank Ltd.	2,194,000	11,423
^ Advantest Corp.	1,012,189	11,301
Ezaki Glico Co. Ltd.	607,000	11,272
Nishi-Nippon City Bank Ltd.	4,261,372	11,063
Maruichi Steel Tube Ltd.	397,412	11,001
Yamazaki Baking Co. Ltd.	863,640	10,931
Park24 Co. Ltd.	595,800	10,930
Azbil Corp.	434,100	10,923
^ Nippon Paper Industries Co. Ltd.	624,656	10,921
NHK Spring Co. Ltd.	1,106,689	10,838
DIC Corp.	4,702,000	10,772
Ube Industries Ltd.	6,221,333	10,735
Hitachi Chemical Co. Ltd.	609,315	10,718
^ Sanrio Co. Ltd.	371,740	10,714
Nippon Shinyaku Co. Ltd.	369,000	10,536
Japan Airport Terminal Co. Ltd.	309,100	10,463
Takara Holdings Inc.	1,128,700	10,373
Hitachi High-Technologies Corp.	385,763	10,348
Sotetsu Holdings Inc.	2,606,000	10,343
Topcon Corp.	450,700	10,299
Denki Kagaku Kogyo KK	2,725,447	10,182
Tokai Tokyo Financial Holdings Inc.	1,455,900	10,137
Nihon Kohden Corp.	204,000	10,023
Zenkoku Hosho Co. Ltd.	394,900	10,023
Seino Holdings Co. Ltd.	924,000	9,934
Daido Steel Co. Ltd.	2,113,463	9,876
Kaken Pharmaceutical Co. Ltd.	442,000	9,876
Tsumura & Co.	404,413	9,723
* Hokkaido Electric Power Co. Inc.	1,119,678	9,700
Mitsui Mining & Smelting Co. Ltd.	3,255,000	9,663

	Sapporo Holdings Ltd.	2,233,000	9,592
	Fujikura Ltd.	1,902,000	9,407
	Sumitomo Forestry Co. Ltd.	790,300	9,310
*,^ Acom Co. Ltd.		2,359,700	9,291
	Disco Corp.	143,500	9,268
	Japan Steel Works Ltd.	2,148,494	9,232
	Rohto Pharmaceutical Co. Ltd.	595,700	9,219
	Tadano Ltd.	530,000	9,208
	Sohgo Security Services Co. Ltd.	403,600	9,169
	Mitsui Engineering & Shipbuilding Co. Ltd.	4,502,000	9,162
	Ushio Inc.	764,743	9,127
	Sundrug Co. Ltd.	202,700	9,100
	Nishi-Nippon Railroad Co. Ltd.	2,263,000	9,100
	Shiga Bank Ltd.	1,532,000	9,072
	Nisshinbo Holdings Inc.	898,000	9,064
*,^ Aiful Corp.		1,680,900	9,031
	Square Enix Holdings Co. Ltd.	440,807	8,998
	Century Tokyo Leasing Corp.	278,500	8,943
	Lion Corp.	1,537,000	8,942
	Toyoda Gosei Co. Ltd.	437,863	8,892
^	Dena Co. Ltd.	688,051	8,874
	Nagase & Co. Ltd.	713,200	8,760
	Furukawa Electric Co. Ltd.	4,037,000	8,539
	OKUMA Corp.	928,000	8,535
	Tsubakimoto Chain Co.	998,000	8,518
	H2O Retailing Corp.	1,027,630	8,514
	Kinden Corp.	761,006	8,506
	Toyobo Co. Ltd.	5,242,000	8,484
	Okasan Securities Group Inc.	1,156,484	8,463
	Temp Holdings Co. Ltd.	266,200	8,442
	Ito En Ltd.	344,600	8,398
	Yamato Kogyo Co. Ltd.	258,055	8,388
	Sumitomo Osaka Cement Co. Ltd.	2,325,000	8,358
	Oracle Corp. Japan	196,638	8,331
	DMG Mori Seiki Co. Ltd.	652,000	8,290
	House Foods Group Inc.	455,400	8,211
	Nichirei Corp.	1,726,000	8,187
	ADEKA Corp.	590,800	8,145
	Aoyama Trading Co. Ltd.	319,500	8,142
	Anritsu Corp.	853,332	8,132
	Toyo Tire & Rubber Co. Ltd.	440,500	7,998
	Horiba Ltd.	227,500	7,936
	Resorttrust Inc.	381,700	7,883
	Juroku Bank Ltd.	2,123,000	7,840
	Nifco Inc.	238,300	7,835
	Nexon Co. Ltd.	809,246	7,807
	Cosmo Oil Co. Ltd.	3,889,850	7,797
	Wacoal Holdings Corp.	738,000	7,796
	Matsumotokiyoshi Holdings Co. Ltd.	235,600	7,737
	Keiyo Bank Ltd.	1,521,000	7,665
	Hikari Tsushin Inc.	104,600	7,658
	Start Today Co. Ltd.	288,676	7,648
^	UNY Group Holdings Co. Ltd.	1,283,700	7,631
	Kose Corp.	183,400	7,628

Awa Bank Ltd.	1,345,000	7,626
^ Kagome Co. Ltd.	452,600	7,577
Daishi Bank Ltd.	2,054,000	7,553
Sanwa Holdings Corp.	1,062,000	7,486
Izumi Co. Ltd.	244,600	7,476
* Nippon Sheet Glass Co. Ltd.	5,308,413	7,391
Oki Electric Industry Co. Ltd.	3,327,000	7,383
Nissan Shatai Co. Ltd.	457,600	7,369
Okumura Corp.	1,344,000	7,313
Autobacs Seven Co. Ltd.	446,300	7,303
SKY Perfect JSAT Holdings Inc.	1,230,700	7,298
Hitachi Capital Corp.	270,000	7,196
SCSK Corp.	260,036	7,191
KYORIN Holdings Inc.	346,600	7,142
ABC-Mart Inc.	131,689	7,112
Taiyo Yuden Co. Ltd.	662,100	7,061
Shimachu Co. Ltd.	304,200	7,053
K's Holdings Corp.	245,400	7,016
Japan Petroleum Exploration Co.	184,353	6,972
NTT Urban Development Corp.	635,800	6,927
Senshu Ikeda Holdings Inc.	1,358,660	6,925
Tokuyama Corp.	1,992,000	6,822
North Pacific Bank Ltd.	1,667,900	6,815
Nippon Konpo Unyu Soko Co. Ltd.	396,600	6,797
^ Iwatani Corp.	882,000	6,782
Nisshin Steel Co. Ltd.	501,892	6,777
IT Holdings Corp.	368,500	6,727
San-In Godo Bank Ltd.	943,000	6,710
Kanamoto Co. Ltd.	159,500	6,667
United Arrows Ltd.	169,700	6,646
Itochu Techno-Solutions Corp.	148,249	6,630
* Kenedix Inc.	1,517,200	6,626
Toho Holdings Co. Ltd.	350,200	6,612
Hazama Ando Corp.	1,075,400	6,608
Musashino Bank Ltd.	193,200	6,585
Kagoshima Bank Ltd.	993,000	6,533
Jafco Co. Ltd.	169,200	6,532
Higo Bank Ltd.	1,219,000	6,516
^ J Trust Co. Ltd.	520,900	6,513
* Leopalace21 Corp.	1,452,100	6,465
Maeda Road Construction Co. Ltd.	368,000	6,405
^ Accordia Golf Co. Ltd.	509,500	6,356
Nanto Bank Ltd.	1,540,000	6,348
Canon Marketing Japan Inc.	310,600	6,328
Toagosei Co. Ltd.	1,500,000	6,320
Lintec Corp.	309,100	6,307
Cosmos Pharmaceutical Corp.	51,400	6,299
Nishimatsu Construction Co. Ltd.	1,337,000	6,296
^ Shochiku Co. Ltd.	665,000	6,258
Tokai Rika Co. Ltd.	299,400	6,248
Coca-Cola West Co. Ltd.	374,826	6,247
HIS Co. Ltd.	198,400	6,229
Sankyu Inc.	1,275,000	6,208
Duskin Co. Ltd.	338,700	6,182

	TS Tech Co. Ltd.	216,400	6,162
	Mochida Pharmaceutical Co. Ltd.	89,700	6,121
	OSG Corp.	353,000	6,116
^	Toda Corp.	1,424,000	6,100
	SHO-BOND Holdings Co. Ltd.	143,700	6,087
	Rengo Co. Ltd.	1,332,000	6,085
^	Penta-Ocean Construction Co. Ltd.	1,659,000	6,021
	Sanken Electric Co. Ltd.	741,000	5,997
^	Fukuyama Transporting Co. Ltd.	1,066,000	5,976
	Calsonic Kansei Corp.	904,000	5,946
	Hokkoku Bank Ltd.	1,764,000	5,934
	Matsui Securities Co. Ltd.	625,600	5,871
	Maeda Corp.	684,000	5,808
	Hyakugo Bank Ltd.	1,447,000	5,804
^	Nipro Corp.	674,400	5,771
	Dainippon Screen Manufacturing Co. Ltd.	1,252,000	5,770
*,^ Orient Corp.		2,366,000	5,768
*	Ulvac Inc.	289,400	5,760
	Hyakujushi Bank Ltd.	1,629,000	5,732
	Miura Co. Ltd.	158,500	5,699
	Onward Holdings Co. Ltd.	796,000	5,675
	Nachi-Fujikoshi Corp.	805,000	5,665
	Capcom Co. Ltd.	309,100	5,646
	Heiwa Corp.	239,000	5,630
	Daifuku Co. Ltd.	408,000	5,622
	Kyowa Exeo Corp.	403,800	5,595
	Nippon Seiki Co. Ltd.	283,000	5,561
	Kiyo Bank Ltd.	404,800	5,541
	Sumco Corp.	599,978	5,523
	IBJ Leasing Co. Ltd.	206,800	5,522
	Kissei Pharmaceutical Co. Ltd.	231,500	5,508
	UACJ Corp.	1,373,006	5,424
	Ogaki Kyoritsu Bank Ltd.	1,974,000	5,420
^	Zensho Holdings Co. Ltd.	538,800	5,406
	Exedy Corp.	182,800	5,397
	Nippo Corp.	306,000	5,353
	Nippon Television Holdings Inc.	309,900	5,268
	Kureha Corp.	981,000	5,232
	Aica Kogyo Co. Ltd.	240,400	5,182
	Hanwa Co. Ltd.	1,248,000	5,176
	Nippon Light Metal Holdings Co. Ltd.	3,044,200	5,160
	KYB Co. Ltd.	1,135,000	5,152
	Arcs Co. Ltd.	243,600	5,146
	Tokyo Dome Corp.	1,086,000	5,102
	Inaba Denki Sangyo Co. Ltd.	152,800	5,089
	Hogy Medical Co. Ltd.	89,600	5,004
	Nihon Parkerizing Co. Ltd.	226,000	4,989
	Meitec Corp.	150,900	4,975
	Meidensha Corp.	1,162,000	4,966
	Japan Aviation Electronics Industry Ltd.	241,000	4,959
	FP Corp.	146,100	4,957
	Toshiba TEC Corp.	754,000	4,946
	Ship Healthcare Holdings Inc.	148,600	4,855
	Asatsu-DK Inc.	187,200	4,785

	Bank of Iwate Ltd.	103,300	4,742
	NOF Corp.	679,000	4,734
	Pola Orbis Holdings Inc.	113,616	4,718
^	Nihon M&A Center Inc.	168,300	4,714
	Tokyo Ohka Kogyo Co. Ltd.	194,700	4,661
	Enplas Corp.	76,400	4,592
	Saibu Gas Co. Ltd.	1,820,000	4,586
^	Yamagata Bank Ltd.	946,000	4,585
	Fuyo General Lease Co. Ltd.	113,800	4,570
	Nippon Gas Co. Ltd.	193,300	4,528
^	MonotaRO Co. Ltd.	169,000	4,503
	Nitto Boseki Co. Ltd.	1,027,000	4,490
	Fuji Oil Co. Ltd.	280,800	4,487
	Fuji Media Holdings Inc.	278,900	4,454
^	Colowide Co. Ltd.	337,300	4,454
	GMO internet Inc.	408,100	4,453
	Yamanashi Chuo Bank Ltd.	992,000	4,447
	Kokuyo Co. Ltd.	547,600	4,446
	Shinmaywa Industries Ltd.	491,000	4,437
*	Pioneer Corp.	1,626,100	4,351
	Kanematsu Corp.	2,430,000	4,348
*	Sumitomo Mitsui Construction Co. Ltd.	3,836,200	4,328
^	Gree Inc.	546,855	4,317
	TSI Holdings Co. Ltd.	586,200	4,306
*	Pacific Metals Co. Ltd.	875,000	4,304
	Toyo Ink SC Holdings Co. Ltd.	905,000	4,287
	Fuji Machine Manufacturing Co. Ltd.	497,800	4,282
	Daiseki Co. Ltd.	239,600	4,267
	Ryosan Co. Ltd.	198,200	4,241
	Komeri Co. Ltd.	180,400	4,215
	Relo Holdings Inc.	61,800	4,193
	Okamura Corp.	487,200	4,187
^	Toyota Boshoku Corp.	367,378	4,156
	Mitsubishi Pencil Co. Ltd.	130,500	4,142
	Sumitomo Bakelite Co. Ltd.	1,039,000	4,123
	Sumitomo Warehouse Co. Ltd.	730,000	4,118
	Takata Corp.	204,700	4,072
	Toho Bank Ltd.	1,137,000	4,063
	Daio Paper Corp.	462,000	4,044
^	Kadokawa Corp.	143,900	4,029
	Hitachi Zosen Corp.	771,700	4,016
	Tokyo Seimitsu Co. Ltd.	225,500	3,999
	Hitachi Kokusai Electric Inc.	298,000	3,996
	MOS Food Services Inc.	184,000	3,972
	Takara Standard Co. Ltd.	437,000	3,965
	HI-LEX Corp.	143,700	3,948
	Ai Holdings Corp.	212,100	3,924
*,^ Kumagai Gumi Co. Ltd.		1,440,000	3,914
	Asahi Intecc Co. Ltd.	94,200	3,907
	Bank of Okinawa Ltd.	91,400	3,904
	DCM Holdings Co. Ltd.	583,300	3,900
	Mitsumi Electric Co. Ltd.	524,000	3,899
	Makino Milling Machine Co. Ltd.	480,000	3,887
	Noritz Corp.	197,400	3,879

Pilot Corp.	87,900	3,878
Hitachi Transport System Ltd.	255,100	3,860
Asahi Diamond Industrial Co. Ltd.	261,900	3,833
Fuji Soft Inc.	171,500	3,821
Mandom Corp.	104,000	3,807
Valor Co. Ltd.	232,400	3,787
^ Wacom Co. Ltd.	825,000	3,782
Okabe Co. Ltd.	290,300	3,743
Toho Zinc Co. Ltd.	788,000	3,723
Fujitsu General Ltd.	268,000	3,699
^ Modec Inc.	147,800	3,696
Daibiru Corp.	334,300	3,689
Nichi-iko Pharmaceutical Co. Ltd.	251,000	3,665
^ Bic Camera Inc.	422,000	3,658
Tokyo Steel Manufacturing Co. Ltd.	608,800	3,652
^ Internet Initiative Japan Inc.	166,300	3,650
Nissin Kogyo Co. Ltd.	202,800	3,649
Japan Securities Finance Co. Ltd.	583,700	3,646
Nitto Kogyo Corp.	174,100	3,641
Nippon Soda Co. Ltd.	665,000	3,629
Yaoko Co. Ltd.	64,100	3,616
Daikyo Inc.	1,695,000	3,565
* Ashikaga Holdings Co. Ltd.	869,300	3,562
Nikkiso Co. Ltd.	300,000	3,547
Mirait Holdings Corp.	355,500	3,535
Tokai Carbon Co. Ltd.	1,235,000	3,533
^ ASKUL Corp.	128,000	3,533
Nippon Densetsu Kogyo Co. Ltd.	220,600	3,519
Unipres Corp.	161,900	3,498
Totetsu Kogyo Co. Ltd.	142,200	3,487
Shinko Electric Industries Co. Ltd.	392,000	3,485
Megmilk Snow Brand Co. Ltd.	268,500	3,478
Nippon Signal Co. Ltd.	370,400	3,470
Asahi Holdings Inc.	200,800	3,461
Komori Corp.	284,100	3,430
Sangetsu Co. Ltd.	130,000	3,421
TOC Co. Ltd.	482,300	3,401
Avex Group Holdings Inc.	198,900	3,396
Takasago Thermal Engineering Co. Ltd.	274,600	3,386
Transcosmos Inc.	158,600	3,383
NET One Systems Co. Ltd.	511,600	3,382
Yodogawa Steel Works Ltd.	750,000	3,347
Kandenko Co. Ltd.	614,000	3,334
Fuji Co. Ltd.	166,200	3,334
Iino Kaiun Kaisha Ltd.	588,300	3,318
Kuroda Electric Co. Ltd.	199,900	3,309
Central Glass Co. Ltd.	951,000	3,304
Nippon Steel & Sumikin Bussan Corp.	839,480	3,303
Amano Corp.	283,800	3,299
TOMONY Holdings Inc.	804,200	3,294
NSD Co. Ltd.	238,900	3,292
Iseki & Co. Ltd.	1,306,000	3,285
PanaHome Corp.	443,000	3,284
ZERIA Pharmaceutical Co. Ltd.	132,400	3,245

Morinaga Milk Industry Co. Ltd.	903,000	3,237
Alpine Electronics Inc.	205,200	3,233
* Nippon Suisan Kaisha Ltd.	1,122,200	3,232
Fujitec Co. Ltd.	314,000	3,226
Taikisha Ltd.	138,800	3,223
Heiwa Real Estate Co. Ltd.	203,100	3,202
Jaccs Co. Ltd.	648,000	3,188
Nishio Rent All Co. Ltd.	75,100	3,183
Cocokara fine Inc.	116,000	3,173
Toshiba Plant Systems & Services Corp.	199,000	3,156
Aderans Co. Ltd.	215,100	3,155
Keihin Corp.	205,300	3,148
^ Yoshinoya Holdings Co. Ltd.	230,400	3,121
Aeon Delight Co. Ltd.	130,200	3,110
Eizo Corp.	122,400	3,106
Seiko Holdings Corp.	793,000	3,102
Shima Seiki Manufacturing Ltd.	161,500	3,089
Kintetsu World Express Inc.	72,200	3,078
^ Welcia Holdings Co. Ltd.	47,930	3,069
^ Nissha Printing Co. Ltd.	209,532	3,027
Maruha Nichiro Corp.	192,000	3,020
Bank of Nagoya Ltd.	791,000	3,011
Bank of the Ryukyus Ltd.	203,900	2,992
Sanden Corp.	532,000	2,986
Musashi Seimitsu Industry Co. Ltd.	122,200	2,986
Earth Chemical Co. Ltd.	76,700	2,971
^ OSAKA Titanium Technologies Co. Ltd.	109,400	2,966
Wakita & Co. Ltd.	252,800	2,960
Sanki Engineering Co. Ltd.	377,000	2,943
Nichias Corp.	455,000	2,935
Oiles Corp.	117,200	2,919
Furukawa Co. Ltd.	1,429,000	2,916
Fuji Seal International Inc.	99,700	2,907
Itoham Foods Inc.	658,000	2,893
Oita Bank Ltd.	791,000	2,871
FCC Co. Ltd.	158,500	2,843
NEC Networks & System Integration Corp.	115,900	2,839
^ Monex Group Inc.	881,500	2,832
Riso Kagaku Corp.	96,800	2,828
Aichi Bank Ltd.	57,300	2,809
Obara Group Inc.	63,200	2,800
Mitsuba Corp.	169,300	2,786
Ariake Japan Co. Ltd.	109,100	2,765
Japan Wool Textile Co. Ltd.	354,000	2,759
Showa Sangyo Co. Ltd.	747,000	2,748
Yokogawa Bridge Holdings Corp.	182,000	2,731
Nippon Flour Mills Co. Ltd.	540,000	2,731
EDION Corp.	410,300	2,713
Sanyo Special Steel Co. Ltd.	603,000	2,709
Fujimori Kogyo Co. Ltd.	76,000	2,709
Miyazaki Bank Ltd.	807,000	2,700
TPR Co. Ltd.	114,700	2,686
Aida Engineering Ltd.	280,400	2,667
San-A Co. Ltd.	81,800	2,654

Mizuno Corp.	441,000	2,644
Fancl Corp.	215,900	2,644
Kameda Seika Co. Ltd.	80,951	2,641
Tokyo Broadcasting System Holdings Inc.	228,200	2,640
Chofu Seisakusho Co. Ltd.	102,400	2,638
^ Jin Co. Ltd.	88,500	2,636
Yondoshi Holdings Inc.	120,800	2,629
NS Solutions Corp.	91,000	2,627
Chiyoda Co. Ltd.	118,500	2,619
Shikoku Bank Ltd.	1,175,000	2,619
Ain Pharmaciez Inc.	56,200	2,617
Showa Corp.	234,300	2,610
Aomori Bank Ltd.	905,000	2,610
Nihon Nohyaku Co. Ltd.	241,800	2,604
^ Gurunavi Inc.	138,000	2,589
Nichicon Corp.	331,600	2,584
^ Broadleaf Co. Ltd.	137,100	2,583
Kyudenko Corp.	281,000	2,569
Taiyo Holdings Co. Ltd.	82,900	2,558
^ Dwango Co. Ltd.	107,800	2,549
Hokuetsu Bank Ltd.	1,249,000	2,547
Xebio Co. Ltd.	142,500	2,547
^ Tokyo Tomin Bank Ltd.	215,200	2,545
San-Ai Oil Co. Ltd.	335,000	2,545
Takasago International Corp.	528,000	2,517
Kyokuto Kaihatsu Kogyo Co. Ltd.	168,400	2,513
^ Matsuya Co. Ltd.	230,700	2,512
^ Fuji Kyuko Co. Ltd.	231,000	2,509
Nitta Corp.	103,700	2,509
Tochigi Bank Ltd.	605,000	2,503
Doutor Nichires Holdings Co. Ltd.	148,400	2,494
Futaba Corp.	152,800	2,488
Kitz Corp.	430,900	2,485
Mani Inc.	43,600	2,475
Nagaileben Co. Ltd.	122,700	2,474
Kisoji Co. Ltd.	126,900	2,473
Daido Metal Co. Ltd.	181,000	2,465
Mitani Corp.	88,469	2,460
Gulliver International Co. Ltd.	267,800	2,455
TOKAI Holdings Corp.	579,600	2,451
Sumitomo Real Estate Sales Co. Ltd.	84,460	2,449
Sakata Seed Corp.	180,900	2,448
^ Tokyu Construction Co. Ltd.	499,490	2,448
Toyo Engineering Corp.	556,000	2,448
Marusan Securities Co. Ltd.	324,000	2,445
Paltac Corp.	182,400	2,430
Kyoei Steel Ltd.	132,200	2,426
* Nippon Chemi-Con Corp.	933,000	2,424
Sankyo Tateyama Inc.	119,200	2,414
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	507,000	2,412
^ JCR Pharmaceuticals Co. Ltd.	98,300	2,411
Gunze Ltd.	871,000	2,377
Descente Ltd.	273,000	2,371
Daiwabo Holdings Co. Ltd.	1,242,000	2,370

Heiwado Co. Ltd.	144,000	2,364
Chudenko Corp.	147,100	2,359
Koei Tecmo Holdings Co. Ltd.	160,900	2,358
Star Micronics Co. Ltd.	171,400	2,357
Ohsho Food Service Corp.	56,100	2,356
Sato Holdings Corp.	91,800	2,356
Nihon Unisys Ltd.	260,100	2,354
Marvelous Inc.	160,800	2,354
Nishimatsuya Chain Co. Ltd.	294,100	2,352
Sanyo Chemical Industries Ltd.	352,000	2,350
Hitachi Koki Co. Ltd.	277,600	2,346
Riken Corp.	516,000	2,317
Toppan Forms Co. Ltd.	237,000	2,316
Plenus Co. Ltd.	99,200	2,313
Toshiba Machine Co. Ltd.	520,000	2,310
Higashi-Nippon Bank Ltd.	869,000	2,309
Topre Corp.	161,800	2,289
Nippon Synthetic Chemical Industry Co. Ltd.	295,000	2,285
As One Corp.	75,900	2,277
Roland DG Corp.	60,300	2,270
Tokai Corp.	78,000	2,268
Trusco Nakayama Corp.	90,100	2,267
^ Hokuetsu Kishu Paper Co. Ltd.	514,000	2,265
CKD Corp.	253,000	2,259
Ricoh Leasing Co. Ltd.	78,000	2,256
Hokuto Corp.	118,700	2,252
Daihen Corp.	514,000	2,250
Akebono Brake Industry Co. Ltd.	464,800	2,249
Tsukishima Kikai Co. Ltd.	203,000	2,247
Royal Holdings Co. Ltd.	137,000	2,242
TV Asahi Holdings Corp.	126,800	2,242
Paramount Bed Holdings Co. Ltd.	74,700	2,227
Noritake Co. Ltd.	801,000	2,223
Okinawa Electric Power Co. Inc.	69,300	2,222
Dr Ci:Labo Co. Ltd.	63,200	2,222
Yachiyo Bank Ltd.	69,500	2,214
Ichiyoshi Securities Co. Ltd.	179,700	2,211
Tamron Co. Ltd.	98,400	2,206
^ Jowa Holdings Co. Ltd.	56,100	2,199
Kato Sangyo Co. Ltd.	97,000	2,156
Saizeriya Co. Ltd.	160,300	2,153
Toei Co. Ltd.	407,000	2,152
Fukui Bank Ltd.	905,000	2,137
Seikagaku Corp.	178,100	2,132
Hibiya Engineering Ltd.	136,300	2,128
Joshin Denki Co. Ltd.	225,000	2,125
^ Senko Co. Ltd.	413,000	2,122
Nippon Denko Co. Ltd.	668,600	2,119
Shizuoka Gas Co. Ltd.	321,000	2,114
Sanyo Electric Railway Co. Ltd.	474,093	2,112
Tomy Co. Ltd.	406,000	2,109
Eagle Industry Co. Ltd.	115,000	2,101
Kyokuto Securities Co. Ltd.	123,100	2,099
^ Tokyotokeiba Co. Ltd.	679,000	2,092

	Yamazen Corp.	263,800	2,089
*,^ Nippon Yakin Kogyo Co. Ltd.		668,000	2,078
	Noevir Holdings Co. Ltd.	97,200	2,071
	DTS Corp.	105,200	2,071
	Akita Bank Ltd.	734,000	2,070
^	Tekken Corp.	561,000	2,068
	Katakura Industries Co. Ltd.	160,000	2,062
	Seiren Co. Ltd.	230,600	2,059
	Jimoto Holdings Inc.	975,300	2,055
	Mitsubishi Shokuhin Co. Ltd.	84,400	2,055
	Japan Pulp & Paper Co. Ltd.	637,000	2,050
	Inabata & Co. Ltd.	217,300	2,049
	Canon Electronics Inc.	106,700	2,045
	Bando Chemical Industries Ltd.	497,000	2,044
	Tokai Rubber Industries Ltd.	206,400	2,039
	Mitsui-Soko Co. Ltd.	462,000	2,035
	St. Marc Holdings Co. Ltd.	37,200	2,029
	Takuma Co. Ltd.	332,000	2,013
	Tachi-S Co. Ltd.	119,200	2,003
	Nohmi Bosai Ltd.	131,000	1,995
*,^ Clarion Co. Ltd.		500,000	1,991
	BML Inc.	49,700	1,985
	Dydo Drinco Inc.	44,900	1,983
	AOKI Holdings Inc.	151,400	1,980
	Milbon Co. Ltd.	57,792	1,978
	Sekisui Jushi Corp.	145,000	1,976
	Torii Pharmaceutical Co. Ltd.	66,200	1,976
	Bunka Shutter Co. Ltd.	231,000	1,971
	Hosiden Corp.	327,200	1,964
^	Kyoritsu Maintenance Co. Ltd.	43,800	1,964
	Adastria Holdings Co. Ltd.	86,880	1,963
^	PGM Holdings K K	199,100	1,961
	Morinaga & Co. Ltd.	926,000	1,960
	Moshi Moshi Hotline Inc.	200,600	1,957
	Aichi Steel Corp.	490,000	1,941
	Chugoku Marine Paints Ltd.	256,000	1,938
	Doshisha Co. Ltd.	105,100	1,936
	Topy Industries Ltd.	929,000	1,927
	C Uyemura & Co. Ltd.	35,100	1,919
^	GMO Payment Gateway Inc.	42,200	1,909
*,^ Kintetsu Department Store Co. Ltd.		506,000	1,903
^	Nisshin Oillio Group Ltd.	564,000	1,899
	Prima Meat Packers Ltd.	733,000	1,897
*,^ Sanix Inc.		160,400	1,896
	Max Co. Ltd.	167,000	1,880
	Round One Corp.	323,000	1,879
	Kurabo Industries Ltd.	1,053,000	1,868
	Shindengen Electric Manufacturing Co. Ltd.	326,000	1,861
	Denki Kogyo Co. Ltd.	301,000	1,848
	Ateam Inc.	26,100	1,843
	Ryobi Ltd.	566,000	1,841
	Yuasa Trading Co. Ltd.	857,000	1,813
^	Jeol Ltd.	419,000	1,810
	Belc Co. Ltd.	65,300	1,807

^	CREATE SD HOLDINGS Co. Ltd.	49,500	1,799
^	Atom Corp.	310,200	1,798
	Nippon Koei Co. Ltd.	337,000	1,788
	Nichii Gakkan Co.	209,000	1,784
^	Daiso Co. Ltd.	526,000	1,783
^	Sodick Co. Ltd.	257,000	1,780
	Pacific Industrial Co. Ltd.	240,000	1,772
	Eighteenth Bank Ltd.	673,000	1,770
	Towa Pharmaceutical Co. Ltd.	46,100	1,762
	Kansai Urban Banking Corp.	1,488,000	1,761
	Optex Co. Ltd.	81,400	1,761
	Konoike Transport Co. Ltd.	85,600	1,761
	Arcland Sakamoto Co. Ltd.	79,400	1,758
	Kinugawa Rubber Industrial Co. Ltd.	326,000	1,745
	Token Corp.	37,650	1,739
	Itochu Enex Co. Ltd.	238,900	1,738
	Takara Leben Co. Ltd.	513,700	1,737
*	Daiei Inc.	605,600	1,735
	Oyo Corp.	102,300	1,733
*	Ihara Chemical Industry Co. Ltd.	198,000	1,729
	Fujibo Holdings Inc.	625,000	1,718
	Mitsui Sugar Co. Ltd.	448,000	1,716
	Kyodo Printing Co. Ltd.	462,000	1,709
	Goldcrest Co. Ltd.	85,520	1,705
^	kabu.com Securities Co. Ltd.	365,100	1,698
	Foster Electric Co. Ltd.	128,600	1,698
*,^ Juki Corp.		735,000	1,695
	Tamura Corp.	424,000	1,693
	Koa Corp.	153,700	1,686
	Press Kogyo Co. Ltd.	443,000	1,686
	Daisan Bank Ltd.	964,000	1,684
	Kurimoto Ltd.	705,000	1,675
	Nomura Co. Ltd.	181,300	1,674
	Nippon Road Co. Ltd.	295,000	1,655
	Towa Bank Ltd.	1,677,000	1,651
	Yokohama Reito Co. Ltd.	195,800	1,649
	Kato Works Co. Ltd.	231,000	1,641
	Shikoku Chemicals Corp.	241,000	1,640
*	JVC Kenwood Corp.	718,100	1,634
	Japan Digital Laboratory Co. Ltd.	91,000	1,633
	Mitsuboshi Belting Co. Ltd.	270,000	1,631
	Showa Aircraft Industry Co. Ltd.	140,000	1,627
*,^ Toho Titanium Co. Ltd.		197,900	1,619
^	COOKPAD Inc.	57,300	1,616
	Toyo Corp.	144,800	1,616
	OBIC Business Consultants Ltd.	52,500	1,615
	YAMABIKO Corp.	41,100	1,611
^	Namura Shipbuilding Co. Ltd.	175,500	1,606
^	SMS Co. Ltd.	66,300	1,605
^	EPS Corp.	120,100	1,604
	Key Coffee Inc.	100,300	1,594
	Morita Holdings Corp.	159,000	1,594
	Sintokogio Ltd.	226,000	1,594
	Fujita Kanko Inc.	440,000	1,590

^ Toyo Tanso Co. Ltd.	64,800	1,589
Nichiha Corp.	160,000	1,586
Ryoyo Electro Corp.	142,700	1,582
Marudai Food Co. Ltd.	480,000	1,581
Nippon Thompson Co. Ltd.	329,000	1,574
^ Tsugami Corp.	309,000	1,568
Michinoku Bank Ltd.	744,000	1,566
Macnica Inc.	47,600	1,563
Yellow Hat Ltd.	71,000	1,557
Toa Corp.	868,000	1,544
Sakata INX Corp.	156,700	1,537
Minato Bank Ltd.	822,000	1,535
Raito Kogyo Co. Ltd.	219,100	1,521
Pal Co. Ltd.	53,700	1,517
Ehime Bank Ltd.	640,000	1,507
Vital KSK Holdings Inc.	184,200	1,491
Keihanshin Building Co. Ltd.	275,000	1,490
Konishi Co. Ltd.	68,900	1,489
ASKA Pharmaceutical Co. Ltd.	137,600	1,488
^ Fudo Tetra Corp.	780,200	1,485
Shinko Plantech Co. Ltd.	196,000	1,475
Kumiai Chemical Industry Co. Ltd.	227,000	1,472
Nissin Corp.	495,000	1,466
Misawa Homes Co. Ltd.	127,600	1,465
^ Kappa Create Holdings Co. Ltd.	133,200	1,465
Meiko Network Japan Co. Ltd.	114,100	1,458
Alpen Co. Ltd.	87,100	1,458
Sanyo Shokai Ltd.	634,000	1,457
Sakai Chemical Industry Co. Ltd.	456,000	1,449
Geo Holdings Corp.	170,300	1,445
JSP Corp.	83,000	1,434
Sanyo Denki Co. Ltd.	187,000	1,431
Union Tool Co.	54,100	1,425
* Ishihara Sangyo Kaisha Ltd.	1,496,000	1,418
Kasumi Co. Ltd.	182,400	1,416
Ines Corp.	180,000	1,411
^ Japan Cash Machine Co. Ltd.	78,400	1,404
Yorozu Corp.	65,700	1,397
Tocalo Co. Ltd.	81,000	1,384
Fujimi Inc.	100,400	1,381
Mito Securities Co. Ltd.	378,000	1,380
Belluna Co. Ltd.	283,300	1,374
Tsurumi Manufacturing Co. Ltd.	103,000	1,374
UKC Holdings Corp.	87,700	1,369
Zenrin Co. Ltd.	117,100	1,367
^ Keiyo Co. Ltd.	286,300	1,366
Toyo Kohan Co. Ltd.	234,000	1,357
Ichibanya Co. Ltd.	31,200	1,353
^ WATAMI Co. Ltd.	99,900	1,349
Maruwa Co. Ltd.	37,043	1,347
Maruzen Showa Unyu Co. Ltd.	393,000	1,341
Tokushu Tokai Paper Co. Ltd.	620,000	1,339
Wowow Inc.	32,000	1,335
Siix Corp.	71,900	1,332

	Sumitomo Seika Chemicals Co. Ltd.	196,000	1,332
	Bank of Saga Ltd.	572,000	1,314
*,^ Tokyo Rope Manufacturing Co. Ltd.		749,000	1,313
	TKC Corp.	62,000	1,312
	Mitsubishi Steel Manufacturing Co. Ltd.	598,000	1,310
^	Senshukai Co. Ltd.	155,300	1,308
	Tsukuba Bank Ltd.	384,000	1,303
^	Tosei Corp.	195,900	1,299
	Tsukui Corp.	140,500	1,295
^	Ringer Hut Co. Ltd.	78,700	1,290
^	Toyo Construction Co. Ltd.	310,500	1,285
	T-Gaia Corp.	138,400	1,284
^	Sun Frontier Fudousan Co. Ltd.	114,100	1,284
	Kohnan Shoji Co. Ltd.	124,100	1,283
	SMK Corp.	303,000	1,281
	Sinfonia Technology Co. Ltd.	782,000	1,277
	Yushin Precision Equipment Co. Ltd.	51,100	1,277
	Toa Corp.	102,800	1,273
	Osaka Steel Co. Ltd.	68,800	1,273
	Chiba Kogyo Bank Ltd.	168,400	1,273
	Tenma Corp.	81,300	1,271
	Cosel Co. Ltd.	101,200	1,268
	Futaba Industrial Co. Ltd.	224,100	1,260
	Nippon Sharyo Ltd.	344,000	1,259
	Nitto Kohki Co. Ltd.	62,700	1,259
	Nissin Electric Co. Ltd.	217,000	1,258
^	FIDEA Holdings Co. Ltd.	599,000	1,258
	Toyo Kanetsu KK	504,000	1,251
	Weathernews Inc.	41,061	1,248
	Takiron Co. Ltd.	219,000	1,244
	Takamatsu Construction Group Co. Ltd.	73,500	1,243
	Kura Corp.	46,700	1,239
	Idec Corp.	141,900	1,227
	Warabeya Nichiyo Co. Ltd.	61,500	1,227
	NIPPON STEEL & SUMIKIN TEXENG CO Ltd.	217,000	1,227
^	Zuiko Corp.	23,600	1,222
	Mitsuuroko Group Holdings Co. Ltd.	218,800	1,222
^	Fujiya Co. Ltd.	636,000	1,220
	Nichiden Corp.	50,700	1,216
	Eiken Chemical Co. Ltd.	69,400	1,215
^	Tatsuta Electric Wire and Cable Co. Ltd.	211,200	1,215
	K&O Energy Group Inc.	82,700	1,214
	Mars Engineering Corp.	59,700	1,211
	J-Oil Mills Inc.	381,000	1,210
	Nippon Coke & Engineering Co. Ltd.	1,073,000	1,209
	Denyo Co. Ltd.	79,400	1,207
	Yurtec Corp.	195,000	1,203
	Shin-Etsu Polymer Co. Ltd.	219,700	1,193
	Ministop Co. Ltd.	75,100	1,190
	Pressance Corp.	40,500	1,186
	Pack Corp.	59,800	1,184
	Aiphone Co. Ltd.	63,200	1,181
*,^ SWCC Showa Holdings Co. Ltd.		1,060,000	1,173
	Nittetsu Mining Co. Ltd.	272,000	1,170

^	Japan Drilling Co. Ltd.	22,900	1,162
^	Nippon Ceramic Co. Ltd.	73,000	1,162
	Hamakyorex Co. Ltd.	37,300	1,158
	Megachips Corp.	82,200	1,154
	Mitsubishi Nichiyu Forklift Co. Ltd.	165,000	1,153
*,^ Unitika Ltd.		2,593,000	1,153
*,^ Mitsubishi Kakoki Kaisha Ltd.		261,000	1,142
	Nippon Valqua Industries Ltd.	387,000	1,137
^	Furuno Electric Co. Ltd.	139,700	1,131
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	265,000	1,128
	Cawachi Ltd.	62,200	1,125
	Melco Holdings Inc.	52,100	1,124
	Dai Nippon Toryo Co. Ltd.	726,000	1,122
	Goldwin Inc.	258,000	1,113
	Kaga Electronics Co. Ltd.	89,000	1,111
	Chiyoda Integre Co. Ltd.	75,600	1,105
	Tsutsumi Jewelry Co. Ltd.	43,200	1,103
	Next Co. Ltd.	147,400	1,100
	Kusuri No Aoki Co. Ltd.	32,200	1,099
^	NS United Kaiun Kaisha Ltd.	477,000	1,097
*	KNT-CT Holdings Co. Ltd.	600,000	1,094
*	Nakayama Steel Works Ltd.	1,297,000	1,093
	Nippon Kanzai Co. Ltd.	43,500	1,086
	Piolax Inc.	28,100	1,085
	Gun-Ei Chemical Industry Co. Ltd.	294,000	1,084
	Taihei Dengyo Kaisha Ltd.	143,000	1,083
	Daiwa Industries Ltd.	155,000	1,079
*	Mitsubishi Paper Mills Ltd.	1,247,000	1,075
	Okamoto Industries Inc.	305,000	1,064
*	Japan Radio Co. Ltd.	253,000	1,051
	T Hasegawa Co. Ltd.	68,900	1,048
	Aisan Industry Co. Ltd.	127,500	1,047
^	Ikyu Corp.	79,600	1,045
	Neturen Co. Ltd.	135,600	1,033
	Icom Inc.	42,000	1,033
	Fujicco Co. Ltd.	82,000	1,031
^	OSJB Holdings Corp.	739,600	1,031
	Cleanup Corp.	110,900	1,017
	Nippon Carbon Co. Ltd.	560,000	1,008
^	Asahi Co. Ltd.	75,000	1,005
	Sumitomo Densetsu Co. Ltd.	85,000	1,001
^	Tosho Printing Co. Ltd.	212,000	1,001
	Yusen Logistics Co. Ltd.	86,500	999
	Kyokuyo Co. Ltd.	400,000	997
	CONEXIO Corp.	113,500	996
	Mitsubishi Research Institute Inc.	41,800	978
	Arata Corp.	298,000	977
	Nidec Copal Electronics Corp.	108,900	973
^	Jamco Corp.	53,700	972
	Godo Steel Ltd.	589,000	970
	Achilles Corp.	692,000	968
	Gakken Holdings Co. Ltd.	353,000	968
*	Open House Co. Ltd.	47,600	967
	Mie Bank Ltd.	421,000	964

	France Bed Holdings Co. Ltd.	529,000	963
	Fuso Pharmaceutical Industries Ltd.	314,000	962
	Tokyo Tekko Co. Ltd.	181,000	962
^	Iwasaki Electric Co. Ltd.	388,000	954
	Parco Co. Ltd.	109,300	954
	Nagatanien Co. Ltd.	90,000	953
	Yahagi Construction Co. Ltd.	124,400	946
	Daiichi Jitsugyo Co. Ltd.	173,000	945
^	U-Shin Ltd.	159,300	934
	Ryoden Trading Co. Ltd.	127,000	931
	Sanshin Electronics Co. Ltd.	113,500	916
	Funai Electric Co. Ltd.	88,300	915
	Hokkan Holdings Ltd.	322,000	913
	Organo Corp.	182,000	905
	Japan Vilene Co. Ltd.	162,000	903
	CMIC Holdings Co. Ltd.	47,600	896
^	Nippon Parking Development Co. Ltd.	791,200	896
	Okuwa Co. Ltd.	94,000	894
	Shibusawa Warehouse Co. Ltd.	263,000	893
	Toenec Corp.	162,000	887
	Nippon Beet Sugar Manufacturing Co. Ltd.	471,000	885
*,^ Shin Nippon Biomedical Laboratories Ltd.		101,700	881
	Toyo Securities Co. Ltd.	313,000	869
	Yomiuri Land Co. Ltd.	188,000	868
	Hosokawa Micron Corp.	139,000	866
	T RAD Co. Ltd.	307,000	855
	Hioki EE Corp.	47,800	853
	Information Services International-Dentsu Ltd.	65,100	850
	Kamei Corp.	113,000	847
	NEC Capital Solutions Ltd.	40,900	844
	Tonami Holdings Co. Ltd.	365,000	843
	Meisei Industrial Co. Ltd.	152,000	843
^	Nihon Trim Co. Ltd.	26,500	841
	ESPEC Corp.	97,300	840
	Fuji Oil Co. Ltd.	243,100	836
	Sinanen Co. Ltd.	198,000	828
	Riken Technos Corp.	168,000	828
^	Torishima Pump Manufacturing Co. Ltd.	92,300	818
	Onoken Co. Ltd.	71,400	817
	Hisaka Works Ltd.	92,000	816
	Atsugi Co. Ltd.	783,000	816
	KFC Holdings Japan Ltd.	39,000	815
	Takaoka Toko Co. Ltd.	57,800	811
	Arakawa Chemical Industries Ltd.	66,000	808
	Benefit One Inc.	92,800	808
	Teikoku Electric Manufacturing Co. Ltd.	31,100	808
	Taiho Kogyo Co. Ltd.	73,600	806
	Gecoss Corp.	58,300	806
	Shimizu Bank Ltd.	30,300	801
	Kitagawa Iron Works Co. Ltd.	452,000	800
	Dunlop Sports Co. Ltd.	67,771	795
	Chori Co. Ltd.	61,800	781
^	Kobelco Eco-Solutions Co. Ltd.	174,000	778
*,^ FDK Corp.		432,000	777

	Mimasu Semiconductor Industry Co. Ltd.	86,600	776
	Uniden Corp.	319,000	772
	Nihon Dempa Kogyo Co. Ltd.	73,000	770
^	Tokyo Rakutenchi Co. Ltd.	161,000	768
	Sanoh Industrial Co. Ltd.	109,200	763
	Rock Field Co. Ltd.	41,600	762
	Shinko Shoji Co. Ltd.	83,200	747
*,^ Aplus Financial Co. Ltd.		508,300	746
	Mitsui Matsushima Co. Ltd.	564,571	746
*	Nissei ASB Machine Co. Ltd.	44,300	745
	Seika Corp.	282,000	742
	Rhythm Watch Co. Ltd.	468,000	742
	Pronexus Inc.	96,000	740
	Yonekyu Corp.	81,500	737
^	ValueCommerce Co. Ltd.	90,100	735
	Itochu-Shokuhin Co. Ltd.	21,000	732
	Corona Corp. Class A	63,600	727
	CMK Corp.	280,900	726
	Honeys Co. Ltd.	70,120	719
	Matsuda Sangyo Co. Ltd.	57,900	719
	Koatsu Gas Kogyo Co. Ltd.	121,000	715
	Mitsui High-Tec Inc.	105,100	709
	Daiken Corp.	256,000	704
	Osaki Electric Co. Ltd.	127,000	704
	Kyosan Electric Manufacturing Co. Ltd.	196,000	704
	Maezawa Kyuso Industries Co. Ltd.	54,600	704
	Tomen Electronics Corp.	43,700	702
	Uchida Yoko Co. Ltd.	194,000	702
	Kanematsu Electronics Ltd.	50,700	702
	Chugai Ro Co. Ltd.	327,000	702
	Okura Industrial Co. Ltd.	190,000	701
	Kita-Nippon Bank Ltd.	28,400	701
*,^ Sasebo Heavy Industries Co. Ltd.		609,000	700
^	Toridoll.corp	83,300	697
	Sankyo Seiko Co. Ltd.	174,600	695
	Elematec Corp.	37,300	694
	Airport Facilities Co. Ltd.	103,800	692
	Dai-ichi Seiko Co. Ltd.	40,400	681
	CAC Holdings Corp.	59,900	676
^	Axell Corp.	42,700	675
	Maruetsu Inc.	175,000	674
	Komatsu Seiren Co. Ltd.	121,000	673
	Nice Holdings Inc.	314,000	668
^	Toda Kogyo Corp.	232,000	668
	Asahi Organic Chemicals Industry Co. Ltd.	316,000	667
	Starzen Co. Ltd.	231,000	666
	Japan Transcity Corp.	187,000	665
	Taisei Lamick Co. Ltd.	25,600	664
	NIFTY Corp.	42,400	661
	Chuetsu Pulp & Paper Co. Ltd.	372,000	654
	Pocket Card Co. Ltd.	90,300	652
	Fujitsu Frontech Ltd.	47,200	650
^	Zuken Inc.	66,400	648
	Kyoto Kimono Yuzen Co. Ltd.	65,700	646

	GCA Savvian Corp.	77,000	636
	Yushiro Chemical Industry Co. Ltd.	50,300	636
	Stella Chemifa Corp.	46,700	633
	Mitsui Home Co. Ltd.	132,000	631
^	Hokkaido Gas Co. Ltd.	226,000	622
^	Endo Lighting Corp.	45,200	617
*,^ Livesense Inc.		63,200	615
	Nippon Chemiphar Co. Ltd.	128,000	612
	Daikokutenbussan Co. Ltd.	21,300	611
	Sagami Chain Co. Ltd.	64,000	610
	Tokyo Energy & Systems Inc.	101,000	606
	Sumitomo Precision Products Co. Ltd.	151,000	604
	Oenon Holdings Inc.	254,000	604
^	Pasona Group Inc.	109,100	603
	Nihon Yamamura Glass Co. Ltd.	371,000	602
	Shinwa Co. Ltd.	46,300	599
*,^ Yamada SxL Home Co. Ltd.		518,000	599
^	Matsuya Foods Co. Ltd.	32,300	596
	Tomoku Co. Ltd.	207,000	592
	Hakuto Co. Ltd.	57,400	590
	Daidoh Ltd.	109,300	583
*,^ Janome Sewing Machine Co. Ltd.		650,000	582
	Paris Miki Holdings Inc.	120,500	576
	Best Denki Co. Ltd.	413,600	574
	Takihyo Co. Ltd.	139,000	572
	Fujikura Kasei Co. Ltd.	110,600	572
	Aichi Corp.	123,300	568
	Future Architect Inc.	107,000	568
	Asunaro Aoki Construction Co. Ltd.	93,900	562
	Daisyo Corp.	41,500	561
	Chukyo Bank Ltd.	312,000	553
	Hodogaya Chemical Co. Ltd.	303,000	551
	Tv Tokyo Holdings Corp.	32,500	550
*,^ Daiichi Chuo KK		625,000	546
	Advan Co. Ltd.	51,100	545
	Nissen Holdings Co. Ltd.	149,600	544
	Sekisui Plastics Co. Ltd.	190,000	542
	Kanaden Corp.	73,000	538
	Kitano Construction Corp.	209,000	534
	Alpha Systems Inc.	36,300	532
	Krosaki Harima Corp.	224,000	529
^	Fuji Electronics Co. Ltd.	40,400	521
	ST Corp.	53,600	521
^	Toko Inc.	180,000	507
	Wood One Co. Ltd.	169,000	505
	Cybozu Inc.	125,300	503
	Daikoku Denki Co. Ltd.	28,900	496
	Kinki Sharyo Co. Ltd.	156,000	482
	Mory Industries Inc.	119,000	475
^	Toa Oil Co. Ltd.	281,000	470
*	Kanto Denka Kogyo Co. Ltd.	187,000	458
^	Japan Pure Chemical Co. Ltd.	21,000	453
	Toli Corp.	193,000	415
	Kojima Co. Ltd.	133,100	414

NDS Co. Ltd.	143,000	414
Maezawa Kasei Industries Co. Ltd.	39,100	410
Studio Alice Co. Ltd.	29,200	408
^ Tokyo Electron Device Ltd.	29,000	406
Kourakuen Corp.	30,300	402
Noritsu Koki Co. Ltd.	63,600	401
^ Toho Co. Ltd.	110,000	401
^ Riso Kyoiku Co. Ltd.	169,380	398
Chuo Spring Co. Ltd.	129,000	394
^ Right On Co. Ltd.	52,700	364
Inaba Seisakusho Co. Ltd.	25,300	353
Shoko Co. Ltd.	220,000	339
Mitsui Knowledge Industry Co. Ltd.	191,300	334
Panasonic Industrial Devices SUNX Co. Ltd.	67,000	330
Olympic Group Corp.	31,700	324
^ Aeon Fantasy Co. Ltd.	23,900	322
Ichikoh Industries Ltd.	165,000	290
Shiroki Corp.	135,000	279
Panasonic Information Systems	9,700	255
Mr Max Corp.	63,200	209
Shimojima Co. Ltd.	19,300	198
Nippon Kasei Chemical Co. Ltd.	119,000	169
^ Ohara Inc.	29,600	167
Roland Corp.	3,000	54
		19,873,156
Malaysia (0.9%)
Public Bank Bhd. (Local)	18,471,293	114,168
Malayan Banking Bhd.	25,595,590	78,953
CIMB Group Holdings Bhd.	31,318,500	68,393
Axiata Group Bhd.	29,671,000	64,593
Sime Darby Bhd.	18,567,000	55,184
Genting Bhd.	13,179,500	40,556
DiGi.Com Bhd.	22,150,800	39,340
Petronas Chemicals Group Bhd.	17,153,627	35,574
IOI Corp. Bhd.	22,133,786	34,636
Petronas Gas Bhd.	4,695,000	34,542
Maxis Bhd.	15,557,550	32,862
Tenaga Nasional Bhd.	8,319,800	32,290
SapuraKencana Petroleum Bhd.	22,764,422	30,622
Genting Malaysia Bhd.	17,601,900	24,199
IHH Healthcare Bhd.	16,272,077	23,921
Kuala Lumpur Kepong Bhd.	3,187,286	23,661
AMMB Holdings Bhd.	10,426,300	22,582
British American Tobacco Malaysia Bhd.	844,700	18,578
MISC Bhd.	8,727,930	17,754
Gamuda Bhd.	11,786,500	17,603
PPB Group Bhd.	3,527,600	16,513
YTL Corp. Bhd.	31,722,586	15,573
Hong Leong Bank Bhd.	3,394,560	15,003
IJM Corp. Bhd.	7,134,460	14,920
UMW Holdings Bhd.	3,935,600	14,383
Dialog Group Bhd.	24,315,244	14,119
Felda Global Ventures Holdings Bhd.	11,015,724	13,836
Telekom Malaysia Bhd.	6,330,400	12,336

RHB Capital Bhd.	4,116,800	11,641
Malaysia Airports Holdings Bhd.	4,333,200	10,178
Petronas Dagangan Bhd.	1,753,600	10,165
Alliance Financial Group Bhd.	6,537,600	9,971
2 Astro Malaysia Holdings Bhd.	9,319,700	9,785
* YTL Power International Bhd.	19,165,080	8,858
Bumi Armada Bhd.	8,021,200	8,412
* IOI Properties Group Bhd.	9,982,042	7,848
Lafarge Malaysia Bhd.	2,493,200	7,594
Genting Plantations Bhd.	2,032,100	6,994
Hong Leong Financial Group Bhd.	1,234,300	6,725
Berjaya Sports Toto Bhd.	4,950,674	5,958
UEM Sunrise Bhd.	9,037,503	5,940
AirAsia Bhd.	7,241,600	5,518
SP Setia Bhd Group	5,015,600	5,504
Bursa Malaysia Bhd.	2,069,000	5,381
KLCCP Stapled Group	2,659,600	5,342
Media Prima Bhd.	6,286,000	4,885
IGB Corp. Bhd.	5,305,548	4,715
Magnum Bhd.	4,539,000	4,346
KPJ Healthcare Bhd.	3,753,890	4,142
BIMB Holdings Bhd.	3,023,660	4,090
Mah Sing Group Bhd.	5,235,540	3,907
Hartalega Holdings Bhd.	1,889,000	3,906
HAP Seng Consolidated Bhd.	3,529,200	3,874
MMC Corp. Bhd.	4,919,200	3,852
IGB REIT	9,537,400	3,849
Eastern & Oriental Bhd.	4,211,600	3,836
Cahya Mata Sarawak Bhd.	3,087,300	3,793
Malaysian Resources Corp. Bhd.	6,858,100	3,708
DRB-Hicom Bhd.	5,211,900	3,642
Pos Malaysia Bhd.	2,153,100	3,525
Sunway Bhd.	3,516,057	3,524
Top Glove Corp. Bhd.	2,433,000	3,517
Malaysia Building Society Bhd.	4,918,700	3,451
TSH Resources Bhd.	3,009,700	3,388
WCT Holdings Bhd.	5,020,405	3,386
* Kulim Malaysia Bhd.	3,321,900	3,383
Carlsberg Brewery Malaysia Bhd.	896,900	3,351
* UMW Oil & Gas Corp. Bhd.	2,640,000	3,351
* Westports Holdings Bhd.	3,767,300	3,347
* Parkson Holdings Bhd.	3,680,058	3,342
QL Resources Bhd.	2,894,164	3,092
CapitaMalls Malaysia Trust	5,979,400	2,805
IJM Land Bhd.	2,494,000	2,626
* TIME dotCom Bhd.	1,721,640	2,473
Malaysia Marine and Heavy Engineering Holdings Bhd.	2,275,071	2,463
OSK Holdings Bhd.	3,634,190	2,462
Berjaya Corp. Bhd.	15,542,300	2,453
Kossan Rubber Industries	1,933,800	2,425
* KNM Group Bhd.	7,274,650	2,401
TA Enterprise Bhd.	7,285,800	2,317
Axis REIT	2,185,500	2,304
Pavilion REIT	5,056,500	2,196

* Perisai Petroleum Teknologi Bhd.	4,520,900	2,162
Keck Seng Malaysia Bhd.	1,012,995	2,102
* Malaysian Airline System Bhd.	29,515,900	2,024
Gas Malaysia Bhd.	1,901,900	2,019
Muhibbah Engineering M Bhd.	1,978,200	1,933
Dayang Enterprise Holdings Bhd.	1,559,100	1,848
Supermax Corp. Bhd.	2,411,500	1,637
* Perdana Petroleum Bhd.	2,668,040	1,550
* Mulpha International Bhd.	9,195,600	1,535
Unisem M Bhd.	2,604,900	1,420
Wah Seong Corp. Bhd.	2,422,004	1,409
* Puncak Niaga Holdings Bhd.	1,311,000	1,361
Mudajaya Group Bhd.	1,607,066	1,265
* AirAsia X Bhd.	4,440,600	1,104
* Scomi Group Bhd.	8,240,100	1,076
Malaysian Bulk Carriers Bhd.	1,811,400	995
Lion Industries Corp. Bhd.	2,391,600	586
* KPJ Healthcare Bhd. Warrants Exp. 01/10/2015	319,480	240
* Malaysia Building Society Bhd. Warrants Exp. 05/31/2016	568,847	238
* Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	2,286,033	197
* KNM Group Bhd. Warrants Exp. 11/15/2014	1,550,450	194
* Mah Sing Group Bhd. Warrants Exp. 03/18/2018	521,665	92
* BIMB Holdings Bhd. Warrants	741,960	83
* Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	111,300	80
* WCT Holdings Bhd. Warrants Exp. 12/11/2017	558,140	72
* Hartalega Holdings Bhd. Warrants Exp. 05/29/2015	72,940	56
* Kulim Malaysia Bhd. Warrants Exp. 02/27/2016	165,750	46
* WCT Holdings Bhd. Warrants Exp. 03/10/2016	288,480	39
* Coastal Contracts Bhd. Warrants Exp. 07/18/2016	46,016	28
* MBM Resources Bhd. Warrants Exp. 06/14/2017	88,380	14
		1,210,040
Mexico (1.0%)
America Movil SAB de CV	182,340,439	215,029
Fomento Economico Mexicano SAB de CV	12,864,918	121,010
Grupo Televisa SAB	15,460,178	110,233
Grupo Financiero Banorte SAB de CV	13,548,334	90,042
* Cemex SAB de CV	70,278,204	88,140
Wal-Mart de Mexico SAB de CV	33,839,200	83,958
Grupo Mexico SAB de CV Class B	23,219,715	82,498
Fibra Uno Administracion SA de CV	13,372,319	46,995
Alfa SAB de CV Class A	16,863,186	46,087
Grupo Financiero Inbursa SAB de CV	12,292,513	37,435
Grupo Bimbo SAB de CV Class A	11,224,715	34,481
Mexichem SAB de CV	6,644,807	26,589
Coca-Cola Femsa SAB de CV	2,465,136	26,335
Grupo Financiero Santander Mexico SAB de CV Class B	8,883,865	23,581
Industrias Penoles SAB de CV	755,881	18,891
Grupo Aeroportuario del Sureste SAB de CV Class B	1,330,748	16,553
Grupo Carso SAB de CV	2,854,820	16,140
* Promotora y Operadora de Infraestructura SAB de CV	1,174,428	15,836
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,021,612	13,578
* Compartamos SAB de CV	6,714,430	13,535
Kimberly-Clark de Mexico SAB de CV Class A	5,179,466	13,168
* Genomma Lab Internacional SAB de CV Class B	4,736,872	12,663

Arca Continental SAB de CV	1,707,378	12,046
* Gruma SAB de CV Class B	1,009,926	11,053
* OHL Mexico SAB de CV	3,673,236	10,667
* Alsea SAB de CV	3,090,706	10,518
Controladora Comercial Mexicana SAB de CV	2,607,335	9,605
Mexico Real Estate Management SA de CV	3,554,640	7,174
Grupo Lala SAB de CV	2,809,400	7,168
Bolsa Mexicana de Valores SAB de CV	3,483,469	7,109
* Minera Frisco SAB de CV	3,346,453	6,703
Infraestructura Energetica Nova SAB de CV	1,151,617	6,498
* Industrias CH SAB de CV Class B	1,023,194	5,726
Grupo Comercial Chedraui SA de CV	1,745,071	5,724
* Empresas ICA SAB de CV	3,114,813	5,516
Grupo Elektra SAB DE CV	208,960	5,403
Corp Inmobiliaria Vesta SAB de CV	2,252,100	4,886
* Organizacion Soriana SAB de CV Class B	1,504,130	4,875
TV Azteca SAB de CV	8,824,673	4,840
Grupo Aeroportuario del Centro Norte Sab de CV Class B	1,199,170	4,748
Concentradora Fibra Hotelera Mexicana SA de CV	2,451,700	4,297
* Grupo Aeromexico SAB de CV	2,522,400	4,198
Grupo Sanborns SAB de CV	2,329,590	3,854
Alpek SA de CV	2,090,256	3,796
Concentradora Fibra Danhos SA de CV	1,221,600	3,336
* Qualitas Controladora SAB de CV	1,011,644	2,743
* Grupo Simec SAB de CV Class B	484,010	2,310
* Banregio Grupo Financiero SAB de CV	399,000	2,263
Grupo Herdez SAB de CV	755,916	2,139
* Consorcio ARA SAB de CV	4,003,166	1,823
* Urbi Desarrollos Urbanos SAB de CV	2,494,600	300
* Corp GEO SAB de CV	2,276,157	286
* Cemex SAB de CV ADR	22,090	277
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,200	81
		1,314,739
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	84,813	577

Netherlands (1.9%)
Unilever NV	9,260,131	381,114
* ING Groep NV	22,977,238	298,422
ASML Holding NV	1,986,337	187,334
Koninklijke Philips NV	5,441,134	167,701
Unibail-Rodamco SE	578,210	155,214
Akzo Nobel NV	1,418,161	102,142
Koninklijke Ahold NV	5,390,145	93,985
Aegon NV	11,311,134	91,731
Heineken NV	1,302,850	91,520
ArcelorMittal	5,949,525	90,344
Reed Elsevier NV	3,750,550	84,428
Koninklijke DSM NV	1,038,978	71,777
* Koninklijke KPN NV	18,491,125	59,129
Wolters Kluwer NV	1,755,919	48,651
^ Gemalto NV	469,620	45,867
Ziggo NV	857,678	38,678
Heineken Holding NV	583,698	37,163

	Randstad Holding NV	639,724	31,712
	Delta Lloyd NV	1,132,771	26,166
	Koninklijke Boskalis Westminster NV	452,807	24,184
	TNT Express NV	2,759,460	22,236
	Corio NV	398,290	21,160
*	Altice SA	330,628	18,973
*	OCI	488,581	18,669
	Koninklijke Vopak NV	397,402	18,396
	Fugro NV	458,587	17,659
	Aalberts Industries NV	577,342	17,616
	Nutreco NV	410,082	17,518
*	SBM Offshore NV	1,068,790	14,351
*	PostNL NV	2,634,487	13,148
	Eurocommercial Properties NV	246,471	12,314
	Wereldhave NV	128,332	11,423
	ASM International NV	291,012	11,066
	Arcadis NV	350,090	10,942
*	APERAM	278,953	9,388
	TKH Group NV	226,366	7,116
	Corbion NV	365,964	6,965
	Vastned Retail NV	111,817	5,699
	USG People NV	382,539	5,284
*	TomTom NV	678,315	4,931
	Nieuwe Steen Investments NV	760,860	4,461
	BinckBank NV	368,698	4,175
	Koninklijke BAM Groep NV	1,295,321	3,512
	Koninklijke Ten Cate NV	133,131	3,431
	Brunel International NV	111,814	2,929
	Accell Group	141,365	2,614
*	Grontmij	409,897	2,222
	Koninklijke Wessanen NV	369,386	2,151
*,^ Royal Imtech NV		2,702,483	2,134
*	AMG Advanced Metallurgical Group NV	162,481	1,582
	Aegon NV	922	7
*,^ SNS REAAL NV		672,039	—
			2,421,334
New Zealand (0.2%)
	Fletcher Building Ltd.	3,844,073	29,588
	Telecom Corp. of New Zealand Ltd.	10,790,046	25,990
*	Auckland International Airport Ltd.	5,301,295	17,139
^	Ryman Healthcare Ltd.	2,449,297	16,785
	SKY Network Television Ltd.	2,309,631	13,195
	Fisher & Paykel Healthcare Corp. Ltd.	3,173,704	12,787
	SKYCITY Entertainment Group Ltd.	3,444,196	10,967
	Contact Energy Ltd.	2,170,455	10,192
*,^ Xero Ltd.		452,744	9,534
	Mighty River Power Ltd.	4,201,350	8,437
	Trade Me Group Ltd.	2,326,909	6,849
	Kiwi Income Property Trust	6,099,119	6,084
	Mainfreight Ltd.	452,481	5,702
	Infratil Ltd.	2,552,291	5,391
	Goodman Property Trust	5,669,431	5,197
	Air New Zealand Ltd.	2,934,487	4,919
	Z Energy Ltd.	1,454,135	4,718

	Argosy Property Ltd.	4,575,250	3,906
	Precinct Properties New Zealand Ltd.	4,103,559	3,868
	Freightways Ltd.	865,312	3,605
^	Chorus Ltd.	2,264,112	3,357
	Vector Ltd.	1,526,633	3,355
^	Kathmandu Holdings Ltd.	1,158,518	3,275
	Nuplex Industries Ltd.	1,161,145	2,916
	Metlifecare Ltd.	732,447	2,737
	Warehouse Group Ltd.	889,063	2,389
	Vital Healthcare Property Trust	1,656,081	1,941
	Fletcher Building Ltd.	240,759	1,843
	Tower Ltd.	1,029,352	1,595
*,^ Synlait Milk Ltd.		540,063	1,586
*,^ a2 Milk Co. Ltd.		2,806,676	1,540
	New Zealand Oil & Gas Ltd.	1,978,418	1,348
*,^ Bathurst Resources Ltd. (XASX)		2,701,261	130
*,^ Bathurst Resources Ltd. (XNZE)		1,188,709	59
			232,924
Norway (0.7%)
	Statoil ASA	5,691,542	162,633
	DNB ASA	6,356,064	112,640
	Telenor ASA	4,125,824	94,948
^	Seadrill Ltd.	2,086,433	74,960
	Yara International ASA	1,045,504	47,772
	Norsk Hydro ASA	7,963,000	47,209
	Orkla ASA	4,635,590	41,959
	Subsea 7 SA	1,664,955	27,794
	Marine Harvest ASA	1,701,907	23,150
	Schibsted ASA	475,996	22,979
*	DNO ASA	5,968,509	19,991
	Gjensidige Forsikring ASA	997,111	19,226
	TGS Nopec Geophysical Co. ASA	605,472	17,172
*	Storebrand ASA	2,645,287	14,698
	Aker Solutions ASA	870,678	12,850
	Petroleum Geo-Services ASA	1,262,375	10,723
	Prosafe SE	1,188,892	8,854
*,^ REC Silicon ASA		13,719,195	7,544
*,^ Det Norske Oljeselskap ASA		657,456	7,241
	Tomra Systems ASA	868,191	7,216
	Atea ASA	542,009	6,372
	SpareBank 1 SMN	745,727	6,320
^	Opera Software ASA	535,421	6,276
^	Salmar ASA	301,147	5,898
	SpareBank 1 SR Bank ASA	595,258	5,457
	Aker ASA	141,499	5,412
2	BW LPG Ltd.	419,970	5,403
*,^ Nordic Semiconductor ASA		894,375	4,812
*	Norwegian Property ASA	2,913,202	4,254
	Fred Olsen Energy ASA	162,731	3,693
	Cermaq ASA	275,019	3,471
	Leroy Seafood Group ASA	95,570	3,464
^	Stolt-Nielsen Ltd.	138,874	3,155
*,^ Norwegian Air Shuttle AS		102,307	3,091
	Wilh Wilhelmsen ASA	364,703	3,010

Austevoll Seafood ASA	438,092	2,948
BW Offshore Ltd.	2,128,955	2,816
^ Golden Ocean Group Ltd.	1,733,572	2,647
* Archer Ltd.	1,505,918	2,325
Kvaerner ASA	923,490	1,605
Odfjell Drilling Ltd.	291,591	1,498
		865,486
Other (0.3%)[3]
4 Vanguard FTSE Emerging Markets ETF	7,615,737	332,960

Peru (0.1%)
Credicorp Ltd. (New York Shares)	168,261	24,889
Credicorp Ltd.	141,272	21,129
Cia de Minas Buenaventura SAA ADR	933,818	10,935
Volcan Cia Minera SAA Class B	14,705,508	6,142
Cia de Minas Buenaventura SAA	289,871	3,353
		66,448
Philippines (0.3%)
Philippine Long Distance Telephone Co.	509,755	35,895
SM Investments Corp.	1,886,951	34,356
Ayala Land Inc.	33,432,220	23,791
Ayala Corp.	1,366,524	20,581
Bank of the Philippine Islands	9,412,124	20,501
Universal Robina Corp.	5,139,700	19,040
BDO Unibank Inc.	8,514,767	17,659
Aboitiz Equity Ventures Inc.	13,085,800	16,504
JG Summit Holdings Inc.	12,779,310	15,560
SM Prime Holdings Inc.	44,271,986	15,510
Alliance Global Group Inc.	24,173,341	14,519
Metropolitan Bank & Trust Co.	6,522,264	12,826
International Container Terminal Services Inc.	4,806,940	12,475
Manila Electric Co.	1,786,330	10,456
Jollibee Foods Corp.	2,492,470	10,104
San Miguel Corp.	4,849,197	8,791
GT Capital Holdings Inc.	414,820	8,471
DMCI Holdings Inc.	4,804,670	8,030
Aboitiz Power Corp.	9,479,723	7,982
Globe Telecom Inc.	179,420	7,153
Metro Pacific Investments Corp.	62,310,400	7,141
Semirara Mining Corp. Class A	779,770	6,291
Megaworld Corp.	63,076,000	6,112
LT Group Inc.	16,326,900	5,963
Energy Development Corp.	39,918,900	5,607
Puregold Price Club Inc.	5,523,700	5,330
Robinsons Land Corp.	9,504,434	4,927
* Bloomberry Resorts Corp.	17,408,900	4,591
* Philippine National Bank	2,229,977	4,591
Cosco Capital Inc.	19,304,000	4,204
Robinsons Retail Holdings Inc.	2,692,930	4,044
Security Bank Corp.	1,424,630	3,918
* First Gen Corp.	6,694,700	3,413
Rizal Commercial Banking Corp.	2,623,500	3,364
Petron Corp.	11,749,200	3,313
Manila Water Co. Inc.	4,911,400	3,018

*	Emperador Inc.	10,838,604	2,856
	Belle Corp.	24,576,908	2,792
	Philex Mining Corp.	9,692,200	2,784
	Vista Land & Lifescapes Inc.	19,735,350	2,658
*	Melco Crown Philippines Resorts Corp.	7,626,800	2,059
	First Philippine Holdings Corp.	1,168,450	1,929
*	Travellers International Hotel Group Inc.	9,284,900	1,820
	Filinvest Land Inc.	54,539,000	1,816
	Atlas Consolidated Mining & Development	4,167,500	1,528
	Cebu Air Inc.	1,101,780	1,450
	Lopez Holdings Corp.	10,708,570	1,293
			419,016
Poland (0.3%)
^	Powszechna Kasa Oszczednosci Bank Polski SA	5,117,605	58,198
^	Powszechny Zaklad Ubezpieczen SA	333,108	46,835
	Bank Pekao SA	774,996	41,071
	KGHM Polska Miedz SA	819,245	33,611
	PGE SA	4,500,377	29,941
	Polski Koncern Naftowy Orlen SA	1,908,482	22,534
*	Polskie Gornictwo Naftowe i Gazownictwo SA	10,491,942	16,242
	Orange Polska SA	3,876,115	12,800
^	mBank	74,479	11,172
*	Tauron Polska Energia SA	6,162,848	10,005
	Cyfrowy Polsat SA	1,284,685	9,611
	ING Bank Slaski SA	190,686	8,004
	Energa SA	1,234,652	7,959
^	Lubelski Wegiel Bogdanka SA	201,906	7,402
	Bank Handlowy w Warszawie SA	190,231	6,615
*,^ Getin Noble Bank SA		7,283,774	6,420
^	Enea SA	1,266,077	6,149
	Bank Millennium SA	2,497,622	5,990
	Asseco Poland SA	438,149	5,828
	Eurocash SA	457,885	5,655
*	Grupa Lotos SA	376,633	4,369
	Synthos SA	2,837,774	4,084
*,^ TVN SA		897,158	4,081
*,^ Jastrzebska Spolka Weglowa SA		303,320	4,024
	Netia SA	2,134,320	3,845
*	PKP Cargo SA	167,897	3,834
*,^ Globe Trade Centre SA		1,537,435	3,427
*,^ Kernel Holding SA		289,798	2,671
	Ciech SA	183,260	2,114
	Budimex SA	59,118	2,099
*,^ Warsaw Stock Exchange		164,973	1,886
*	CD Projekt SA	343,042	1,681
*,^ Getin Holding SA		1,793,479	1,585
*	Integer.pl SA	23,532	1,511
*	Boryszew SA	543,917	939
*	Agora SA	278,859	714
			394,906
Portugal (0.2%)
	EDP - Energias de Portugal SA	15,078,794	70,616
	Galp Energia SGPS SA	2,235,232	39,674
*,^ Banco Comercial Portugues SA		221,924,424	31,695

	Jeronimo Martins SGPS SA	1,442,862	18,860
	EDP Renovaveis SA	1,172,586	8,268
^	Portugal Telecom SGPS SA	3,434,139	7,413
	Sonae	4,872,258	7,322
	NOS SGPS	1,206,624	7,192
*	CTT-Correios de Portugal SA	610,536	6,497
	Portucel SA	1,314,853	6,032
*,^ Banco Espirito Santo SA		19,970,703	5,361
	Semapa-Sociedade de Investimento e Gestao	296,928	4,362
*,^ Banco BPI SA		1,854,237	3,734
	Mota-Engil SGPS SA	521,021	3,250
^	Altri SGPS SA	881,266	2,468
	REN - Redes Energeticas Nacionais SGPS SA	541,831	1,908
			224,652
Russia (0.9%)
	Gazprom OAO	40,723,480	149,323
	Sberbank of Russia	62,539,422	127,940
	Magnit OJSC GDR	1,659,732	97,324
	Lukoil OAO	1,668,529	93,068
	Gazprom OAO ADR	12,387,633	90,389
	Lukoil OAO ADR	1,206,207	67,247
	MMC Norilsk Nickel OJSC	281,162	55,311
	Mobile Telesystems OJSC ADR	3,010,292	53,975
	NOVATEK OAO GDR	389,360	40,292
	NOVATEK OAO	2,790,600	28,421
	Rosneft OAO	4,095,489	25,464
	Tatneft OAO ADR	708,282	25,175
	Tatneft OAO	4,215,643	25,035
	Uralkali OJSC	5,953,956	22,609
	Sistema JSFC GDR	823,110	20,329
	VTB Bank OJSC	17,263,024,410	19,064
	AK Transneft OAO Preference Shares	9,187	18,944
	Rosneft OAO GDR	2,832,799	17,479
	Surgutneftegas OAO ADR	2,258,561	15,641
	Rostelecom OJSC	6,282,863	15,457
	MegaFon OAO GDR	541,715	15,079
	VTB Bank OJSC GDR	6,560,221	14,326
	Surgutneftegas OAO	19,782,636	13,684
	RusHydro JSC	644,266,350	11,079
	Novolipetsk Steel OJSC GDR	479,723	6,377
	Phosagro OAO GDR	461,078	5,782
	E.ON Russia JSC	82,734,911	5,550
	Severstal OAO	493,548	4,709
	Severstal OAO GDR	487,610	4,684
	LSR Group GDR	1,186,317	4,021
	Aeroflot - Russian Airlines OJSC	2,585,521	3,644
*	PIK Group	1,628,120	3,546
	Sberbank of Russia ADR	401,410	3,330
	M Video OJSC	478,630	3,051
*	Inter RAO JSC	11,773,339,373	2,695
	TMK OAO GDR	292,619	2,627
*	Pharmstandard OJSC GDR	285,388	2,372
	Federal Grid Co. Unified Energy System JSC	1,553,612,440	2,265
	Acron JSC	56,723	1,806

*	Russian Grids OAO	131,478,055	1,784
*	Magnitogorsk Iron & Steel Works OJSC	7,863,190	1,482
*,^ Mechel ADR		693,432	1,311
	TGK-1 OAO	4,503,586,647	761
*	OGK-2 OAO	138,346,306	750
	Mosenergo OAO	29,963,645	663
	Novolipetsk Steel OJSC	445,750	589
*	Raspadskaya OAO	773,900	389
	MMC Norilsk Nickel OJSC ADR	9,538	187
*	Mechel	14,601	16
			1,127,046
Singapore (1.2%)
	DBS Group Holdings Ltd.	10,329,854	150,499
	Singapore Telecommunications Ltd.	43,522,814	141,558
	United Overseas Bank Ltd.	7,027,167	135,615
	Oversea-Chinese Banking Corp. Ltd.	16,094,471	128,448
	Keppel Corp. Ltd.	8,470,393	74,243
	CapitaLand Ltd.	15,065,470	41,516
	Global Logistic Properties Ltd.	17,790,085	39,604
	Genting Singapore plc	36,046,536	38,436
	Wilmar International Ltd.	12,465,895	32,547
^	Singapore Press Holdings Ltd.	9,454,593	31,414
	City Developments Ltd.	3,501,619	29,574
	Singapore Technologies Engineering Ltd.	9,178,188	27,874
	Singapore Exchange Ltd.	4,899,769	27,642
	Noble Group Ltd.	22,727,213	25,728
	ComfortDelGro Corp. Ltd.	11,944,254	24,686
	Singapore Airlines Ltd.	2,979,442	24,602
	CapitaMall Trust	15,360,481	24,202
	Sembcorp Industries Ltd.	5,279,579	23,120
	Hutchison Port Holdings Trust	30,083,374	22,382
	Jardine Cycle & Carriage Ltd.	590,824	21,955
	Ascendas REIT	11,621,763	21,684
	Suntec REIT	14,105,000	20,212
	Golden Agri-Resources Ltd.	38,203,806	16,309
^	Sembcorp Marine Ltd.	4,897,758	16,210
	UOL Group Ltd.	3,018,844	15,994
	CapitaCommercial Trust	11,648,000	15,534
	StarHub Ltd.	3,870,110	13,185
	Keppel Land Ltd.	4,246,601	12,351
	Singapore Post Ltd.	8,423,000	11,847
	Ezion Holdings Ltd.	6,652,000	11,392
	Yangzijiang Shipbuilding Holdings Ltd.	12,254,636	10,652
	Venture Corp. Ltd.	1,453,000	9,433
	SATS Ltd.	3,799,000	9,135
	Keppel REIT Management Ltd.	8,684,489	8,834
	Mapletree Commercial Trust	7,621,000	8,538
	Mapletree Logistics Trust	8,444,000	7,940
	Mapletree Greater China Commercial Trust	10,771,000	7,919
	Mapletree Industrial Trust	6,833,880	7,681
	Olam International Ltd.	2,984,000	5,885
^	Fortune REIT	6,141,000	5,816
	Asian Pay Television Trust	8,126,000	5,537
	Starhill Global REIT	8,203,000	5,417

	United Engineers Ltd.	2,787,000	5,347
	M1 Ltd.	1,770,000	5,303
	SMRT Corp. Ltd.	4,133,000	5,228
	CDL Hospitality Trusts	3,663,000	5,120
	Raffles Medical Group Ltd.	1,628,000	5,093
	Frasers Centrepoint Trust	3,209,000	4,975
	First Resources Ltd.	2,740,000	4,944
	SIA Engineering Co. Ltd.	1,330,000	4,942
	Parkway Life REIT	2,304,000	4,412
	Ascott Residence Trust	4,465,400	4,403
	AIMS AMP Capital Industrial REIT	3,618,792	4,335
*,^ Biosensors International Group Ltd.		6,181,000	4,196
	Frasers Commercial Trust	3,719,600	4,183
	Cambridge Industrial Trust	7,267,000	4,154
	Cache Logistics Trust	4,213,000	4,063
*,^ Neptune Orient Lines Ltd.		5,231,630	3,975
	CapitaRetail China Trust	2,899,180	3,959
	Wing Tai Holdings Ltd.	2,353,117	3,713
^	Yanlord Land Group Ltd.	3,822,000	3,689
^	Far East Hospitality Trust	5,070,000	3,545
	Silverlake Axis Ltd.	3,834,084	3,505
2	ARA Asset Management Ltd.	2,513,880	3,453
	OUE Ltd.	1,714,000	3,357
	Ezra Holdings Ltd.	3,570,000	3,346
	Lippo Malls Indonesia Retail Trust	9,932,000	3,305
*,^ United Envirotech Ltd.		3,001,000	3,285
^	COSCO Corp. Singapore Ltd.	5,720,513	3,266
*,^ Gallant Venture Ltd.		13,107,000	3,189
	OUE Hospitality Trust	4,285,666	3,109
	Hyflux Ltd.	3,261,000	3,095
^	Sabana Shari'ah Compliant Industrial REIT	3,679,118	3,036
^	OSIM International Ltd.	1,311,000	3,007
	First REIT	3,025,000	2,957
	Ascendas Hospitality Trust	4,687,300	2,870
^	SPH REIT	3,326,000	2,820
*	Vard Holdings Ltd.	3,152,000	2,730
^	Super Group Ltd.	2,316,000	2,726
	Ascendas India Trust	4,017,000	2,710
^	Yoma Strategic Holdings Ltd.	4,809,000	2,652
	Ho Bee Land Ltd.	1,353,000	2,432
^	Religare Health Trust	3,267,000	2,410
	CitySpring Infrastructure Trust	5,899,000	2,359
	GuocoLeisure Ltd.	2,653,000	2,309
	Soilbuild Business Space REIT	3,260,000	2,116
	Metro Holdings Ltd.	2,630,000	1,953
^	Midas Holdings Ltd.	5,510,000	1,916
	Indofood Agri Resources Ltd.	2,425,000	1,877
	Croesus Retail Trust	2,205,000	1,791
	Boustead Singapore Ltd.	1,168,000	1,720
^	Fortune REIT	1,764,077	1,671
	Perennial China Retail Trust	3,642,000	1,590
^	HanKore Environment Tech Group Ltd.	1,983,200	1,388
	CSE Global Ltd.	2,311,000	1,343
*	Raffles Education Corp. Ltd.	4,221,398	1,296

	Tat Hong Holdings Ltd.	1,612,000	1,133
*,^ Ying Li International Real Estate Ltd.		4,935,000	1,019
	GMG Global Ltd.	15,108,000	1,004
	China Fishery Group Ltd.	3,362,000	992
*,^ Tiger Airways Holdings Ltd.		2,821,799	960
^	Swiber Holdings Ltd.	2,218,000	929
	Keppel Telecommunications & Transportation Ltd.	674,000	919
	Hong Leong Asia Ltd.	675,000	858
	Hi-P International Ltd.	950,000	491
*,^ Blumont Group Ltd.		10,261,500	397
*,^ LionGold Corp. Ltd.		4,588,000	289
*	Oceanus Group Ltd.	13,179,000	221
			1,498,530
South Africa (1.6%)
	Naspers Ltd.	2,324,038	285,803
	MTN Group Ltd.	10,643,731	220,319
	Sasol Ltd.	3,288,839	189,711
	Standard Bank Group Ltd.	7,157,041	96,294
	FirstRand Ltd.	19,349,569	77,793
^	Steinhoff International Holdings Ltd.	14,725,657	73,561
	Remgro Ltd.	2,857,556	61,658
	Sanlam Ltd.	10,448,465	59,265
	Bidvest Group Ltd.	1,876,285	50,475
	Aspen Pharmacare Holdings Ltd.	1,812,917	48,997
*	AngloGold Ashanti Ltd.	2,388,065	40,947
	Shoprite Holdings Ltd.	2,572,360	38,816
	Woolworths Holdings Ltd.	4,388,757	33,890
	Impala Platinum Holdings Ltd.	3,077,861	30,500
	Barclays Africa Group Ltd.	1,912,568	29,758
	Growthpoint Properties Ltd.	12,507,069	28,945
	Tiger Brands Ltd.	899,002	25,847
	Nedbank Group Ltd.	1,181,411	25,730
^	Mr Price Group Ltd.	1,359,440	25,675
	Netcare Ltd.	8,770,876	25,181
^	Vodacom Group Ltd.	1,941,610	22,694
	Life Healthcare Group Holdings Ltd.	5,462,694	22,416
	RMB Holdings Ltd.	3,959,376	20,540
	Mediclinic International Ltd.	2,446,493	19,468
	Imperial Holdings Ltd.	1,022,773	18,836
	Gold Fields Ltd.	4,585,163	18,074
	Truworths International Ltd.	2,483,362	17,388
*	Anglo American Platinum Ltd.	353,272	15,509
	Discovery Ltd.	1,732,136	15,146
	Brait SE	2,137,942	14,894
	MMI Holdings Ltd.	6,037,093	14,585
	Coronation Fund Managers Ltd.	1,572,037	14,346
	Nampak Ltd.	3,546,537	13,469
^	Foschini Group Ltd.	1,165,785	12,752
	Barloworld Ltd.	1,329,608	12,609
	Mondi Ltd.	704,518	12,390
	Investec Ltd.	1,431,417	12,320
*	Sappi Ltd.	3,185,574	12,041
^	Kumba Iron Ore Ltd.	339,431	11,869
	SPAR Group Ltd.	1,019,539	11,767

	African Rainbow Minerals Ltd.	591,817	10,977
^	Sibanye Gold Ltd.	4,403,876	10,446
^	Exxaro Resources Ltd.	762,012	10,324
	AVI Ltd.	1,817,755	10,283
	Tongaat Hulett Ltd.	647,620	9,222
*	Capital Property Fund	8,280,795	8,919
^	Clicks Group Ltd.	1,398,528	8,573
*	Telkom SA SOC Ltd.	1,850,051	8,541
*	Northam Platinum Ltd.	2,062,548	8,437
	Massmart Holdings Ltd.	635,547	8,305
	PPC Ltd.	2,677,782	8,023
	Capitec Bank Holdings Ltd.	353,671	8,017
	Aeci Ltd.	693,453	7,905
	Omnia Holdings Ltd.	360,598	7,802
	Liberty Holdings Ltd.	607,213	7,326
	Pick n Pay Stores Ltd.	1,299,479	7,079
*	Harmony Gold Mining Co. Ltd.	2,220,613	6,835
	Grindrod Ltd.	2,758,082	6,714
	Assore Ltd.	195,915	6,490
	DataTec Ltd.	1,065,342	5,564
*	Murray & Roberts Holdings Ltd.	2,377,273	5,532
	Sun International Ltd.	550,957	5,508
^	Reunert Ltd.	917,055	5,495
*,^ Aveng Ltd.		2,308,473	5,238
	EOH Holdings Ltd.	579,171	5,086
*	Super Group Ltd.	1,745,460	4,889
	JSE Ltd.	517,269	4,790
^	African Bank Investments Ltd.	7,759,779	4,451
*,^ Adcock Ingram Holdings Ltd.		873,950	4,303
	Fountainhead Property Trust	5,626,833	4,198
	SA Corporate Real Estate Fund Nominees Pty Ltd.	10,684,092	4,185
	PSG Group Ltd.	441,290	4,059
	Santam Ltd.	203,431	3,790
	Wilson Bayly Holmes-Ovcon Ltd.	309,629	3,694
	Pick n Pay Holdings Ltd.	1,547,127	3,670
	Illovo Sugar Ltd.	1,308,855	3,659
^	Famous Brands Ltd.	364,181	3,367
	Emira Property Fund	2,413,031	3,267
*	ArcelorMittal South Africa Ltd.	916,954	3,248
^	Lewis Group Ltd.	515,575	3,054
^	Astral Foods Ltd.	221,296	2,972
	Mpact Ltd.	972,233	2,725
	Metair Investments Ltd.	783,429	2,707
*	Royal Bafokeng Platinum Ltd.	337,405	2,294
	Group Five Ltd.	537,277	2,002
	City Lodge Hotels Ltd.	178,886	1,949
	Invicta Holdings Ltd.	156,334	1,600
	Blue Label Telecoms Ltd.	2,103,854	1,578
	Oceana Group Ltd.	197,538	1,522
	Raubex Group Ltd.	681,852	1,466
	Cashbuild Ltd.	111,370	1,417
	Clover Industries Ltd.	872,733	1,413
	Eqstra Holdings Ltd.	2,059,773	1,329
*	Pinnacle Holdings Ltd.	736,208	924

*	Merafe Resources Ltd.	7,114,792	917
^	DRDGOLD Ltd.	2,425,801	687
*,^ Ellies Holdings Ltd.		625,859	149
*,^ Great Basin Gold Ltd.		2,279,068	5
			2,061,199
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	589,041	762,345
	Hyundai Motor Co.	911,423	215,760
*	SK Hynix Inc.	3,165,515	137,730
	Hyundai Mobis	398,721	119,108
	NAVER Corp.	161,650	115,426
	POSCO	337,320	109,614
	Shinhan Financial Group Co. Ltd.	2,125,065	104,952
	Kia Motors Corp.	1,533,440	90,022
	KB Financial Group Inc.	1,870,408	73,066
	LG Chem Ltd.	259,336	72,573
	Hana Financial Group Inc.	1,729,464	69,650
	KT&G Corp.	714,815	69,054
	Samsung Electronics Co. Ltd. GDR	98,689	63,264
	Samsung Fire & Marine Insurance Co. Ltd.	229,840	62,998
	Samsung Life Insurance Co. Ltd.	592,924	60,354
	Samsung C&T Corp.	737,894	52,367
	Samsung SDI Co. Ltd.	333,181	51,303
	SK Telecom Co. Ltd.	195,595	50,210
	LG Electronics Inc.	639,894	47,405
*	LG Display Co. Ltd.	1,341,227	44,029
	Hyundai Heavy Industries Co. Ltd.	261,574	37,709
	SK Innovation Co. Ltd.	361,067	35,964
	LG Corp.	533,259	35,711
	Korea Electric Power Corp.	861,479	35,550
	POSCO ADR	410,227	33,159
	Amorepacific Corp.	18,624	31,963
	Hyundai Steel Co.	391,648	29,837
*	Shinhan Financial Group Co. Ltd. ADR	583,471	28,841
	Coway Co. Ltd.	328,074	28,279
	Samsung Heavy Industries Co. Ltd.	1,051,751	28,252
	E-Mart Co. Ltd.	123,027	27,625
*	Korea Electric Power Corp. ADR	1,314,572	26,646
	SK Holdings Co. Ltd.	152,697	25,863
	Hyundai Engineering & Construction Co. Ltd.	423,810	25,835
	LG Household & Health Care Ltd.	55,518	25,783
	Korea Zinc Co. Ltd.	62,606	25,068
	Hankook Tire Co. Ltd.	440,341	24,103
	Woori Finance Holdings Co. Ltd.	1,765,761	23,792
	Hyundai Glovis Co. Ltd.	92,379	23,575
	Hotel Shilla Co. Ltd.	219,780	23,419
	Kangwon Land Inc.	668,373	22,161
	BS Financial Group Inc.	1,326,627	21,187
	SK C&C Co. Ltd.	129,038	21,044
	Lotte Shopping Co. Ltd.	66,825	20,605
	Samsung Electro-Mechanics Co. Ltd.	328,864	20,040
	Orion Corp.	21,620	19,703
	Industrial Bank of Korea	1,248,895	18,517
	KCC Corp.	31,076	18,294

	KT Corp.	553,402	17,851
^	OCI Co. Ltd.	107,385	16,870
	KB Financial Group Inc. ADR	425,316	16,638
	Hyundai Wia Corp.	91,463	16,615
	Samsung Securities Co. Ltd.	351,356	16,565
	Dongbu Insurance Co. Ltd.	289,892	16,413
	AMOREPACIFIC Group	17,595	15,104
^	Celltrion Inc.	380,857	14,611
	Lotte Chemical Corp.	86,204	14,534
	Daelim Industrial Co. Ltd.	161,315	14,433
	CJ CheilJedang Corp.	43,984	14,155
	GS Holdings	303,252	13,793
	Hyundai Development Co-Engineering & Construction	366,989	13,624
	Hyundai Department Store Co. Ltd.	93,291	13,287
	S-Oil Corp.	247,843	13,247
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	554,538	13,159
	NCSoft Corp.	86,928	13,018
	CJ Corp.	83,876	11,826
	DGB Financial Group Inc.	710,499	11,534
^	Samsung Engineering Co. Ltd.	171,228	11,473
	Samsung Card Co. Ltd.	246,128	11,456
	LG Uplus Corp.	1,233,730	11,347
*	Daewoo Engineering & Construction Co. Ltd.	1,150,453	11,066
	Daewoo Securities Co. Ltd.	1,097,682	11,026
	Samsung Techwin Co. Ltd.	230,246	10,791
*	Cheil Worldwide Inc.	502,526	10,514
	SK Telecom Co. Ltd. ADR	369,334	10,456
	Hyundai Marine & Fire Insurance Co. Ltd.	352,250	10,416
	Korea Investment Holdings Co. Ltd.	230,480	10,310
^	Daum Communications Corp.	79,743	10,190
	Hyosung Corp.	139,804	10,154
*	LG Innotek Co. Ltd.	83,684	10,133
	Korea Aerospace Industries Ltd.	289,260	9,867
	Korea Gas Corp.	164,773	9,806
^	GS Engineering & Construction Corp.	258,055	9,753
*	Doosan Infracore Co. Ltd.	774,117	9,731
	Lotte Confectionery Co. Ltd.	4,766	9,714
	SK Networks Co. Ltd.	888,826	9,674
^	Halla Visteon Climate Control Corp.	194,479	9,590
	Daewoo International Corp.	265,301	9,552
*	Kumho Tire Co. Inc.	861,806	9,460
	S-1 Corp.	126,071	9,380
^	Paradise Co. Ltd.	284,115	9,177
	Shinsegae Co. Ltd.	40,554	9,175
	Mando Corp.	74,546	9,082
^	Kumho Petro chemical Co. Ltd.	103,738	9,043
	Hanwha Corp.	310,503	8,801
	Hanwha Life Insurance Co. Ltd.	1,267,724	8,415
	Doosan Heavy Industries & Construction Co. Ltd.	282,446	8,226
	Hanwha Chemical Corp.	466,620	8,124
*,^ CJ Korea Express Co. Ltd.		59,433	7,787
	Yuhan Corp.	45,450	7,787
	Ottogi Corp.	14,791	7,648
	LIG Insurance Co. Ltd.	256,340	7,304

	Hanssem Co. Ltd.	79,983	7,263
^	Youngone Corp.	175,330	7,231
	LS Corp.	101,422	7,145
^	Hyundai Mipo Dockyard	60,124	7,123
	CJ O Shopping Co. Ltd.	17,951	6,867
	Woori Investment & Securities Co. Ltd.	622,695	6,768
	Daesang Corp.	133,410	6,617
^	SK Chemicals Co. Ltd.	104,469	6,581
	LG Hausys Ltd.	35,420	6,485
	Kolon Industries Inc.	98,038	6,468
	Lotte Chilsung Beverage Co. Ltd.	3,597	6,465
*	KT Corp. ADR	394,020	6,328
	LG International Corp.	216,100	6,234
^	Grand Korea Leisure Co. Ltd.	149,420	6,168
	Doosan Corp.	51,260	6,125
	Mirae Asset Securities Co. Ltd.	134,997	6,091
	Seoul Semiconductor Co. Ltd.	219,585	6,060
	Young Poong Corp.	4,499	5,929
	Korean Reinsurance Co.	536,327	5,868
	Hyundai Greenfood Co. Ltd.	358,070	5,770
*	Korean Air Lines Co. Ltd.	163,845	5,677
	Hyundai Home Shopping Network Corp.	34,985	5,629
	Seah Besteel Corp.	159,480	5,523
	LS Industrial Systems Co. Ltd.	88,663	5,439
	GS Home Shopping Inc.	19,112	5,163
	Taekwang Industrial Co. Ltd.	3,695	5,003
	Hanil Cement Co. Ltd.	37,850	4,845
^	Hyundai Securities Co. Ltd.	622,370	4,781
*,^ NHN Entertainment Corp.		69,491	4,768
	LF Corp.	169,080	4,732
	NongShim Co. Ltd.	18,614	4,719
^	LOTTE Himart Co. Ltd.	69,412	4,606
^	CJ CGV Co. Ltd.	101,700	4,522
	Poongsan Corp.	152,270	4,400
*,^ Com2uSCorp		46,524	4,291
^	Samsung Fine Chemicals Co. Ltd.	100,844	4,221
	Fila Korea Ltd.	47,734	4,198
*	CJ E&M Corp.	111,005	4,176
	iMarketKorea Inc.	134,340	4,136
^	Dongsuh Co. Inc.	216,507	4,057
	SKC Co. Ltd.	115,079	4,028
	Lotte Food Co. Ltd.	5,548	4,004
^	KEPCO Plant Service & Engineering Co. Ltd.	54,527	3,923
*,^ Hyundai Merchant Marine Co. Ltd.		378,653	3,787
	Green Cross Corp.	31,210	3,692
*,^ ViroMed Co. Ltd.		71,721	3,651
^	Hyundai Hysco Co. Ltd.	45,254	3,622
^	Samchully Co. Ltd.	22,034	3,600
	JB Financial Group Co. Ltd.	501,486	3,544
^	Meritz Financial Group Inc.	454,700	3,497
*,^ Wonik IPS Co. Ltd.		313,476	3,459
	Meritz Fire & Marine Insurance Co. Ltd.	265,519	3,445
	Medy-Tox Inc.	23,130	3,425
*,^ Naturalendo Tech Co. Ltd.		43,443	3,368

^	Korea Kolmar Co. Ltd.	70,390	3,335
*,^ Hanjin Shipping Co. Ltd.		618,563	3,323
^	Nexen Tire Corp.	204,820	3,296
^	Hite Jinro Co. Ltd.	149,320	3,287
	Huchems Fine Chemical Corp.	130,470	3,278
^	SFA Engineering Corp.	82,935	3,213
^	Hana Tour Service Inc.	50,106	3,180
	KIWOOM Securities Co. Ltd.	65,585	3,158
*	Cosmax Inc.	34,090	3,105
*,^ Hyundai Rotem Co. Ltd.		128,503	3,058
	Eo Technics Co. Ltd.	45,547	3,055
^	Kolao Holdings	145,665	3,023
	Hankook Tire Worldwide Co. Ltd.	132,674	2,916
	Meritz Securities Co. Ltd.	1,016,380	2,878
*	SK Broadband Co. Ltd.	776,288	2,858
*,^ Gamevil Inc.		28,130	2,834
*,^ Seegene Inc.		48,483	2,812
^	KEPCO Engineering & Construction Co. Inc.	50,232	2,786
^	Binggrae Co. Ltd.	35,951	2,785
*	Hanmi Pharm Co. Ltd.	32,324	2,724
*,^ GemVax & Kael Co. Ltd.		128,967	2,713
^	Youngone Holdings Co. Ltd.	35,685	2,711
	E1 Corp.	38,614	2,697
	Hyundai Securities Co. Ltd. Preference Shares	356,574	2,694
*,^ SM Entertainment Co.		82,340	2,656
	Hansol Paper Co.	228,830	2,655
^	Chong Kun Dang Pharmaceutical Corp.	42,181	2,622
*	KNB Financial Group Co. Ltd.	194,374	2,619
	Green Cross Holdings Corp.	169,098	2,552
	Hansae Co. Ltd.	97,319	2,546
	Hyundai Corp.	71,990	2,528
	Hanil E-Wha Co. Ltd.	122,690	2,525
*	Ssangyong Cement Industrial Co. Ltd.	268,053	2,513
*,^ LG Life Sciences Ltd.		81,806	2,513
	Kwang Dong Pharmaceutical Co. Ltd.	270,560	2,509
	Sungwoo Hitech Co. Ltd.	179,924	2,503
	Dongwon Industries Co. Ltd.	7,715	2,470
*,^ Pan Ocean Co. Ltd.		644,140	2,462
*,^ Chabiotech Co. Ltd.		183,263	2,455
^	Interpark Corp.	222,045	2,401
	Samyang Holdings Corp.	32,139	2,395
	Korea Electric Terminal Co. Ltd.	55,080	2,383
^	Partron Co. Ltd.	238,229	2,335
^	Posco ICT Co. Ltd.	329,681	2,278
*	Asiana Airlines Inc.	492,490	2,236
*,^ Medipost Co. Ltd.		40,367	2,220
*	Hanwha General Insurance Co. Ltd.	374,563	2,172
^	Dongkuk Steel Mill Co. Ltd.	283,823	2,170
^	Dong-A ST Co. Ltd.	22,546	2,166
*	Hanjin Kal Corp.	85,669	2,153
	Handsome Co. Ltd.	78,982	2,104
^	Hanjin Transportation Co. Ltd.	65,640	2,052
	Namyang Dairy Products Co. Ltd.	2,477	2,047
	Daishin Securities Co. Ltd.	197,460	2,031

*	Hyundai Elevator Co. Ltd.	55,186	2,029
^	Hancom Inc.	83,264	2,024
	KT Skylife Co. Ltd.	90,550	1,970
	TONGYANG Securities Inc.	661,630	1,966
	CJ Hellovision Co. Ltd.	148,400	1,948
^	Maeil Dairy Industry Co. Ltd.	51,233	1,857
	SK Gas Ltd.	17,222	1,856
	Sung Kwang Bend Co. Ltd.	91,903	1,771
*,^ Osstem Implant Co. Ltd.		53,321	1,766
*,^ Ssangyong Motor Co.		231,140	1,766
	Daewoong Pharmaceutical Co. Ltd.	29,543	1,755
^	GS Retail Co. Ltd.	82,770	1,753
	Tongyang Life Insurance	177,210	1,729
*,^ Lumens Co. Ltd.		217,137	1,724
	Hankook Shell Oil Co. Ltd.	3,396	1,684
	SL Corp.	82,540	1,667
*,^ Hanjin Heavy Industries & Construction Co. Ltd.		241,739	1,666
	Dong-A Socio Holdings Co. Ltd.	13,361	1,662
	Daou Technology Inc.	154,070	1,657
	Daeduck Electronics Co.	204,260	1,626
	Taeyoung Engineering & Construction Co. Ltd.	291,250	1,620
*,^ Hanmi Science Co. ltd		120,383	1,618
	Soulbrain Co. Ltd.	50,184	1,591
*	SK Securities Co. Ltd.	1,579,025	1,575
	Sindoh Co. Ltd.	22,337	1,550
	Bukwang Pharmaceutical Co. Ltd.	94,242	1,531
	POSCO Chemtech Co. Ltd.	10,682	1,521
*	KJB Financial Group Co. Ltd.	127,192	1,510
	Golfzon Co. Ltd.	77,830	1,497
^	Ilyang Pharmaceutical Co. Ltd.	64,716	1,496
*,^ Seobu T&D		79,786	1,496
*	Toray Chemical Korea Inc.	139,132	1,492
^	YG Entertainment Inc.	42,854	1,484
*,^ Neowiz Games Corp.		81,815	1,440
*,^ Komipharm International Co. Ltd.		174,258	1,376
^	Ahnlab Inc.	36,178	1,368
	MegaStudy Co. Ltd.	21,665	1,265
	S&T Motiv Co. Ltd.	36,990	1,262
*	Green Cross Cell Corp.	42,591	1,259
^	Able C&C Co. Ltd.	49,375	1,248
*,^ Korea Line Corp.		56,501	1,240
	Daekyo Co. Ltd.	187,630	1,228
*,^ Duksan Hi-Metal Co. Ltd.		76,108	1,228
^	OCI Materials Co. Ltd.	26,106	1,184
	Dongyang Mechatronics Corp.	128,790	1,182
*,^ Hansol Technics Co. Ltd.		61,696	1,151
	S&T Dynamics Co. Ltd.	107,250	1,135
^	Lock & Lock Co. Ltd.	91,187	1,112
	Kyobo Securities Co. Ltd.	107,096	1,090
	Chongkundang Holdings Corp.	25,685	1,066
^	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	100,460	1,066
	NH Investment & Securities Co. Ltd.	143,531	1,059
	Daeduck GDS Co. Ltd.	85,700	1,053
	Dae Han Flour Mills Co. Ltd.	5,646	1,048

Namhae Chemical Corp.	118,990	1,043
*,^ TK Corp.	70,995	1,042
*,^ Doosan Engine Co. Ltd.	125,620	1,004
*,^ Taewoong Co. Ltd.	44,981	994
^ DuzonBIzon Co. Ltd.	107,220	979
*,^ Taihan Electric Wire Co. Ltd.	471,393	973
* Hanwha Investment & Securities Co. Ltd.	218,450	957
^ SBS Media Holdings Co. Ltd.	263,300	932
Kolon Corp.	30,530	924
^ Silicon Works Co. Ltd.	44,092	918
^ Humax Co. Ltd.	86,305	911
Youlchon Chemical Co. Ltd.	68,730	865
Daishin Securities Co. Ltd. Preference Shares	117,720	771
*,^ Foosung Co. Ltd.	239,573	755
Sam Young Electronics Co. Ltd.	62,700	733
^ Cosmax BTI Inc	17,399	727
^ Iljin Display Co. Ltd.	84,690	714
^ Kumho Electric Co. Ltd.	33,850	684
*,^ Kolon Global Corp.	66,138	648
*,^ STS Semiconductor & Telecommunications	227,177	645
*,^ Jusung Engineering Co. Ltd.	176,490	631
KISCO Corp.	21,640	615
* Woongjin Thinkbig Co. Ltd.	90,880	610
*,^ SK Communications Co. Ltd.	68,842	600
* Hanjin Shipping Holdings Co. Ltd.	51,820	595
*,^ KTB Investment & Securities Co. Ltd.	229,680	576
*,^ 3S Korea Co. Ltd.	203,947	547
*,^ Pharmicell Co. Ltd.	182,712	521
INTOPS Co. Ltd.	28,942	515
Dongbu Securities Co. Ltd.	101,120	511
^ NEPES Corp.	77,241	485
*,^ Insun ENT Co. Ltd.	149,183	479
*,^ Dongbu HiTek Co. Ltd.	116,850	452
*,^ Interflex Co. Ltd.	43,045	443
^ EG Corp.	21,542	443
*,^ CNK International Co. Ltd.	259,916	436
*,^ Eugene Investment & Securities Co. Ltd.	182,205	434
^ Capro Corp.	98,950	421
*,^ Woongjin Energy Co. Ltd.	172,970	417
*,^ CUROCOM Co. Ltd.	407,211	414
^ Agabang&Company	80,953	413
Hitejinro Holdings Co. Ltd.	32,310	397
^ Melfas Inc.	64,559	346
Samyang Corp.	5,448	309
*,^ ICD Co. Ltd.	47,843	307
*,^ Shinsung Solar Energy Co. Ltd.	254,110	302
*,^ STX Engine Co. Ltd.	80,200	274
*,^ Dongbu Steel Co. Ltd.	149,400	261
*,^ China Ocean Resources Co. Ltd.	205,940	238
*,^ Chadiostech Co. Ltd.	69,083	192
*,^ Dongbu Corp.	73,100	146
* JB Financial Group Co. Ltd. Rights Exp. 09/03/2014	108,861	143
* Hanjin Heavy Industries & Construction Co. Ltd Rights Exp. 08/07/2014	92,145	91

*	Tera Resource Co. Ltd.	836,893	10
			4,253,677
Spain (2.4%)
*	Banco Santander SA	70,034,458	703,664
	Banco Bilbao Vizcaya Argentaria SA	34,985,749	430,074
	Telefonica SA	23,976,411	390,880
	Iberdrola SA	30,663,339	228,128
*	Inditex SA	6,279,825	183,454
	Repsol SA	5,989,259	149,359
	Amadeus IT Holding SA	2,334,627	91,870
	Banco de Sabadell SA	20,825,968	67,606
	Abertis Infraestructuras SA	3,074,557	67,387
*	CaixaBank SA	10,883,462	65,445
	Gas Natural SDG SA	1,825,820	56,095
*	Banco Popular Espanol SA	9,114,664	55,624
	Red Electrica Corp. SA	643,122	55,264
*	Bankia SA	27,378,755	53,637
	Ferrovial SA	2,397,567	50,235
*	ACS Actividades de Construccion y Servicios SA	1,016,441	44,449
	Grifols SA	982,333	44,341
	Enagas SA	1,208,227	40,198
	Bankinter SA	4,092,142	35,335
	Distribuidora Internacional de Alimentacion SA	3,457,214	28,656
	Mapfre SA	6,000,119	23,079
	Bolsas y Mercados Espanoles SA	462,126	20,996
*,^ Abengoa SA		3,787,982	20,139
	Endesa SA	503,949	19,415
	Zardoya Otis SA	1,027,697	15,719
	Viscofan SA	273,584	15,330
*	Gamesa Corp. Tecnologica SA	1,183,850	14,825
*	Acciona SA	151,319	12,409
*	Mediaset Espana Comunicacion SA	1,024,309	11,947
	Grupo Catalana Occidente SA	311,980	10,935
	Ebro Foods SA	507,902	10,380
	Indra Sistemas SA	664,250	10,273
	Tecnicas Reunidas SA	177,136	9,957
	Obrascon Huarte Lain SA	227,780	8,598
*,^ Acerinox SA		510,891	8,502
	Prosegur Cia de Seguridad SA	1,151,709	7,770
	Corp Financiera Alba SA	97,806	5,977
	Atresmedia Corp. de Medios de Comunicacion SA	377,360	5,530
*,^ Fomento de Construcciones y Contratas SA		254,215	5,506
^	Construcciones y Auxiliar de Ferrocarriles SA	13,199	5,482
*,^ Sacyr SA		964,650	5,438
*	Almirall SA	332,861	5,088
*	NH Hotel Group SA	891,811	4,822
*	Zeltia SA	1,063,690	4,074
*	Liberbank SA	4,741,905	4,055
*	Faes Farma SA	1,327,354	3,686
^	Melia Hotels International SA	302,698	3,511
	CIE Automotive SA	241,462	3,400
	Tubacex SA	636,588	3,319
*,^ Promotora de Informaciones SA		6,011,937	2,742
	Duro Felguera SA	343,263	2,150

^ Tubos Reunidos SA	527,980	1,866
Ence Energia y Celulosa S.A	712,145	1,516
Papeles y Cartones de Europa SA	221,977	1,270
*,^ Deoleo SA	2,015,631	1,092
*,^ Abengoa SA	168,103	969
*,^ Realia Business SA	476,200	748
*,^ Let's GOWEX SA	155,449	—
* Pescanova SA	63,151	—
		3,134,216
Sweden (2.1%)
Nordea Bank AB	18,899,449	253,456
Hennes & Mauritz AB Class B	5,648,958	230,938
Telefonaktiebolaget LM Ericsson Class B	17,733,072	220,810
Swedbank AB Class A	6,204,768	158,951
Svenska Handelsbanken AB Class A	2,856,728	137,581
Skandinaviska Enskilda Banken AB Class A	8,640,529	115,671
Volvo AB Class B	9,056,313	110,566
Atlas Copco AB Class A	3,680,549	109,809
Investor AB Class B	2,688,483	96,648
TeliaSonera AB	12,881,563	96,479
Assa Abloy AB Class B	1,857,248	91,256
Svenska Cellulosa AB SCA Class B	3,448,687	84,927
Sandvik AB	6,406,261	80,585
Atlas Copco AB Class B	2,315,733	62,494
SKF AB	2,465,326	58,113
Investment AB Kinnevik	1,215,050	50,434
Hexagon AB Class B	1,505,313	46,681
Skanska AB Class B	2,138,308	44,431
Alfa Laval AB	1,859,751	42,232
Swedish Match AB	1,183,506	38,740
Electrolux AB Class B	1,323,588	32,828
Trelleborg AB Class B	1,439,686	27,572
Getinge AB	1,084,973	26,539
Boliden AB	1,617,057	26,197
^ Elekta AB Class B	2,087,376	25,577
* Lundin Petroleum AB	1,276,882	22,886
Tele2 AB	1,838,357	22,427
Industrivarden AB Class A	1,150,418	22,407
Meda AB Class A	1,345,152	21,688
Securitas AB Class B	1,835,259	21,338
Industrivarden AB	971,335	18,056
Husqvarna AB	2,153,823	16,988
Castellum AB	964,018	16,176
NCC AB Class B	474,624	14,831
ICA Gruppen AB	453,437	14,100
BillerudKorsnas AB	906,052	13,385
*,^ SSAB AB Class A	1,330,804	12,847
Modern Times Group AB Class B	318,864	12,422
Hexpol AB	144,057	12,102
* Swedish Orphan Biovitrum AB	936,443	11,258
Fabege AB	779,928	10,669
Nibe Industrier AB Class B	396,492	10,615
Loomis AB Class B	349,137	10,375
JM AB	306,991	9,713

*,^ SSAB AB Class B		1,106,583	9,701
	Wallenstam AB	582,363	9,646
	Holmen AB	284,020	9,565
	Ratos AB	1,148,051	9,367
	Hufvudstaden AB Class A	641,039	8,786
	Saab AB Class B	311,340	8,510
	AAK AB	148,815	8,478
*	Betsson AB	237,724	8,247
	Lundbergforetagen AB Class B	183,346	8,217
	Indutrade AB	181,969	8,101
^	Axfood AB	152,084	7,754
	Wihlborgs Fastigheter AB	379,037	7,053
	Intrum Justitia AB	229,673	7,028
^	Axis Communications AB	216,836	6,808
*	Fastighets AB Balder	523,444	6,645
	Peab AB	915,554	6,454
^	Avanza Bank Holding AB	157,794	5,582
	Kungsleden AB	782,086	5,488
	AF AB	319,684	5,346
	Nobia AB	616,820	4,710
	Sanitec Corp.	348,878	4,000
	Clas Ohlson AB	177,273	3,372
	Concentric AB	247,217	3,262
*	Lindab International AB	343,781	3,239
	Haldex AB	242,756	3,192
*,^ Investment AB Oresund		137,628	3,094
*	Rezidor Hotel Group AB	543,858	3,035
^	Melker Schorling AB	59,712	2,850
^	Mekonomen AB	107,773	2,476
	Klovern AB Preference Shares	93,926	2,299
*,^ CDON Group AB		594,173	2,177
	Klovern AB	399,362	1,987
	Fastighets AB Balder Preference Shares	35,554	1,818
*,^ Eniro AB		551,578	1,767
	Nordnet AB	402,889	1,612
*,^ SAS AB		816,378	1,495
^	Bure Equity AB	344,881	1,487
	SkiStar AB	122,568	1,410
*,^ Active Biotech AB		228,759	996
*	KappAhl AB	161,606	900
	NCC AB Class A	26,182	821
	Bilia AB	13,762	373
			2,762,946
Switzerland (5.8%)
	Nestle SA	18,972,717	1,404,741
	Roche Holding AG	4,180,328	1,213,155
	Novartis AG	13,855,324	1,205,394
	UBS AG	20,980,077	360,470
	ABB Ltd.	13,772,256	316,733
*	Cie Financiere Richemont SA	2,961,065	280,982
	Credit Suisse Group AG	9,496,588	257,621
	Zurich Insurance Group AG	877,435	254,904
	Syngenta AG	545,828	193,362
	Swiss Re AG	2,035,985	173,074

Holcim Ltd.	1,353,565	108,308
Swatch Group AG (Bearer)	180,572	96,296
Givaudan SA	54,952	89,879
Transocean Ltd.	2,051,839	82,452
Adecco SA	1,042,715	77,994
Swisscom AG	135,419	75,185
Geberit AG	223,513	74,894
Actelion Ltd.	603,020	72,426
SGS SA	30,369	66,157
Julius Baer Group Ltd.	1,295,857	54,973
Sika AG	12,376	48,143
Sonova Holding AG	308,131	47,808
Swiss Life Holding AG	173,280	40,071
Kuehne & Nagel International AG	299,117	39,890
Schindler Holding AG	265,829	39,728
Aryzta AG	422,032	38,173
Lindt & Spruengli AG	606	37,769
Lonza Group AG	307,889	34,143
Baloise Holding AG	278,189	33,495
* Dufry AG	190,352	32,598
Clariant AG	1,605,583	29,891
Swatch Group AG (Registered)	285,425	28,581
Lindt & Spruengli AG	5,407	28,087
Partners Group Holding AG	105,891	26,544
Galenica AG	28,916	26,036
Swiss Prime Site AG	327,253	25,969
PSP Swiss Property AG	235,875	20,853
Schindler Holding AG (Registered)	126,840	18,788
EMS-Chemie Holding AG	43,129	18,584
Sulzer AG	137,728	18,212
GAM Holding AG	977,084	17,687
Georg Fischer AG	24,327	16,076
Helvetia Holding AG	31,542	15,369
Pargesa Holding SA	169,812	14,374
Barry Callebaut AG	11,485	14,122
OC Oerlikon Corp. AG	1,011,575	13,651
Logitech International SA	835,730	12,258
Nobel Biocare Holding AG	693,810	12,177
* ams AG	339,080	12,091
BB Biotech AG	67,746	11,749
Bucher Industries AG	38,063	11,443
Flughafen Zuerich AG	18,186	11,319
^ DKSH Holding AG	156,378	11,284
Panalpina Welttransport Holding AG	81,719	11,126
Straumann Holding AG	45,867	10,823
Kaba Holding AG Class B	22,288	10,784
Burckhardt Compression Holding AG	18,670	9,737
Banque Cantonale Vaudoise	16,865	8,981
Valiant Holding AG	93,208	8,856
Temenos Group AG	245,983	8,793
Forbo Holding AG	8,078	7,888
Allreal Holding AG	57,224	7,836
Tecan Group AG	65,459	7,418
Mobimo Holding AG	36,168	7,344

	Belimo Holding AG	2,711	7,174
*	Cembra Money Bank AG	123,836	7,071
	Aryzta AG	76,275	6,921
	Vontobel Holding AG	189,622	6,790
	Rieter Holding AG	27,253	6,315
*,^ Meyer Burger Technology AG		522,794	6,147
	Kuoni Reisen Holding AG	16,429	5,558
	Schweizerische National-Versicherungs-Gesellschaft AG	61,298	5,454
	Implenia AG	86,448	5,089
	Daetwyler Holding AG	35,262	4,938
	St. Galler Kantonalbank AG	12,938	4,924
	Autoneum Holding AG	27,225	4,658
*	Schmolz & Bickenbach AG	3,017,301	4,560
	Emmi AG	12,544	4,322
	Huber & Suhner AG	85,363	4,223
	Valora Holding AG	16,013	3,871
	Gategroup Holding AG	151,535	3,834
	Schweiter Technologies AG	5,361	3,749
	Kudelski SA	205,555	3,489
	Ascom Holding AG	207,225	3,033
	EFG International AG	245,533	2,929
	AFG Arbonia-Forster Holding AG	104,014	2,809
	Liechtensteinische Landesbank AG	61,813	2,688
	VZ Holding AG	15,287	2,598
*	Basilea Pharmaceutica	23,528	2,533
	Basler Kantonalbank	32,241	2,410
	Siegfried Holding AG	13,236	2,312
	Vetropack Holding AG	1,305	2,274
	BKW AG	62,941	2,233
	Zehnder Group AG	55,842	2,212
	Swissquote Group Holding SA	55,725	1,839
	VP Bank AG	19,538	1,690
	Alpiq Holding AG	15,493	1,626
*	Orascom Development Holding AG	58,894	1,239
	Bachem Holding AG	13,550	742
*	Von Roll Holding AG	359,027	674
	Cie Financiere Tradition SA	9,702	461
			7,500,938
Taiwan (2.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	121,599,063	487,525
	Hon Hai Precision Industry Co. Ltd.	67,392,564	230,933
	MediaTek Inc.	8,687,807	134,454
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,180,513	83,610
	Delta Electronics Inc.	12,087,240	82,138
	Nan Ya Plastics Corp.	33,938,907	78,858
	Cathay Financial Holding Co. Ltd.	47,212,012	78,561
	Formosa Plastics Corp.	29,156,091	74,686
	Fubon Financial Holding Co. Ltd.	43,266,018	67,920
	Formosa Chemicals & Fibre Corp.	26,113,645	63,536
*	China Steel Corp.	72,399,342	62,447
	CTBC Financial Holding Co. Ltd.	84,922,251	59,438
	Mega Financial Holding Co. Ltd.	59,358,873	52,127
	Uni-President Enterprises Corp.	26,019,617	49,532
	Chunghwa Telecom Co. Ltd.	15,796,456	48,188

Largan Precision Co. Ltd.	597,376	45,893
Asustek Computer Inc.	4,259,168	45,008
Quanta Computer Inc.	15,708,950	43,874
Catcher Technology Co. Ltd.	4,294,800	35,103
Yuanta Financial Holding Co. Ltd.	57,030,440	31,672
Hotai Motor Co. Ltd.	2,434,000	31,525
Taiwan Mobile Co. Ltd.	9,982,400	30,552
* Advanced Semiconductor Engineering Inc.	24,730,201	29,369
Formosa Petrochemical Corp.	11,260,950	28,694
Taiwan Cement Corp.	19,165,700	28,532
China Development Financial Holding Corp.	83,996,856	27,767
First Financial Holding Co. Ltd.	40,535,591	27,542
Cheng Shin Rubber Industry Co. Ltd.	10,963,828	27,488
President Chain Store Corp.	3,333,536	26,518
Hua Nan Financial Holdings Co. Ltd.	40,379,720	25,956
* Inotera Memories Inc.	15,170,002	25,926
Far Eastern New Century Corp.	22,995,484	25,696
Innolux Corp.	52,874,024	24,948
United Microelectronics Corp.	52,057,175	24,013
Taishin Financial Holding Co. Ltd.	44,587,887	23,796
E.Sun Financial Holding Co. Ltd.	35,051,834	23,310
Compal Electronics Inc.	24,693,689	22,730
Lite-On Technology Corp.	12,618,426	21,171
SinoPac Financial Holdings Co. Ltd.	44,699,049	20,962
Taiwan Cooperative Financial Holding Co. Ltd.	34,861,850	20,748
Chunghwa Telecom Co. Ltd. ADR	681,256	20,615
Far EasTone Telecommunications Co. Ltd.	9,534,000	19,777
* HTC Corp.	4,443,792	19,388
Pegatron Corp.	10,085,639	19,112
Asia Cement Corp.	13,468,498	18,709
Pou Chen Corp.	15,746,517	17,601
Novatek Microelectronics Corp.	3,388,275	17,154
Inventec Corp.	18,116,315	16,105
Chailease Holding Co. Ltd.	5,966,510	15,570
China Life Insurance Co. Ltd.	16,089,530	15,346
Foxconn Technology Co. Ltd.	6,005,291	14,843
* Advanced Semiconductor Engineering Inc. ADR	2,402,667	14,392
Advantech Co. Ltd.	1,826,924	14,213
Teco Electric and Machinery Co. Ltd.	10,851,000	13,755
Giant Manufacturing Co. Ltd.	1,667,319	13,676
Wistron Corp.	14,027,049	13,402
Hiwin Technologies Corp.	1,237,183	13,296
AU Optronics Corp.	28,684,640	12,926
Hermes Microvision Inc.	332,509	12,895
Shin Kong Financial Holding Co. Ltd.	38,543,835	12,802
* Acer Inc.	15,804,297	12,526
Siliconware Precision Industries Co. ADR	1,875,655	12,473
Eclat Textile Co. Ltd.	1,121,357	12,437
Chang Hwa Commercial Bank	18,688,498	12,234
Synnex Technology International Corp.	7,681,463	12,007
* WPG Holdings Ltd.	8,823,553	11,698
Siliconware Precision Industries Co.	8,445,000	11,526
Epistar Corp.	5,067,179	11,032
Merida Industry Co. Ltd.	1,405,650	10,976

Radiant Opto-Electronics Corp.	2,640,948	10,969
Ruentex Industries Ltd.	4,203,340	10,582
AU Optronics Corp. ADR	2,381,486	10,526
Ruentex Development Co. Ltd.	5,311,304	9,516
Simplo Technology Co. Ltd.	1,726,443	9,369
TPK Holding Co. Ltd.	1,480,695	9,295
Chicony Electronics Co. Ltd.	3,316,883	9,189
Asia Pacific Telecom Co. Ltd.	15,567,848	9,183
Taiwan Fertilizer Co. Ltd.	4,406,000	8,933
Realtek Semiconductor Corp.	2,747,215	8,701
United Microelectronics Corp. ADR	3,959,810	8,672
Yageo Corp.	12,489,700	8,426
Yulon Motor Co. Ltd.	5,101,015	8,322
Kenda Rubber Industrial Co. Ltd.	3,374,367	7,709
* Highwealth Construction Corp.	3,282,400	7,547
Airtac International Group	795,600	7,474
* Walsin Lihwa Corp.	19,926,000	7,411
* Zhen Ding Technology Holding Ltd.	2,433,355	7,291
Powertech Technology Inc.	4,252,955	7,096
* Medigen Biotechnology Corp.	655,032	7,046
Taiwan Glass Industry Corp.	7,811,747	6,857
Clevo Co.	3,637,796	6,698
Vanguard International Semiconductor Corp.	4,668,000	6,680
CTCI Corp.	4,035,000	6,677
Formosa Taffeta Co. Ltd.	6,057,000	6,676
Unimicron Technology Corp.	7,936,750	6,651
Far Eastern Department Stores Ltd.	6,470,645	6,567
Kinsus Interconnect Technology Corp.	1,571,000	6,495
* Taiwan Business Bank	20,069,678	6,396
TSRC Corp.	4,235,626	6,263
Micro-Star International Co. Ltd.	4,013,000	6,149
King's Town Bank	6,039,000	6,108
MIN AIK Technology Co. Ltd.	1,033,000	6,042
Chipbond Technology Corp.	3,627,000	5,862
St. Shine Optical Co. Ltd.	280,000	5,826
* Winbond Electronics Corp.	16,120,000	5,808
Phison Electronics Corp.	792,510	5,807
Transcend Information Inc.	1,671,363	5,711
* Evergreen Marine Corp. Taiwan Ltd.	9,950,979	5,710
China Steel Chemical Corp.	898,000	5,669
China Petrochemical Development Corp.	13,735,647	5,582
* Eternal Materials Co. Ltd.	4,758,254	5,539
* Standard Foods Corp.	1,939,420	5,513
Tripod Technology Corp.	2,906,023	5,502
Chroma ATE Inc.	2,069,800	5,486
Yungtay Engineering Co. Ltd.	2,129,000	5,426
* Macronix International	21,020,878	5,418
King Yuan Electronics Co. Ltd.	6,464,000	5,294
* HannStar Display Corp.	13,644,000	5,292
Everlight Electronics Co. Ltd.	2,312,497	5,217
Wowprime Corp.	375,015	5,175
Firich Enterprises Co. Ltd.	929,254	5,099
Nan Kang Rubber Tire Co. Ltd.	4,326,209	5,037
Merry Electronics Co. Ltd.	1,005,976	5,011

* Capital Securities Corp.	13,146,175	5,005
King Slide Works Co. Ltd.	376,000	4,976
* Eva Airways Corp.	9,832,290	4,846
* Coretronic Corp.	4,084,000	4,845
Sino-American Silicon Products Inc.	2,776,428	4,755
* Feng TAY Enterprise Co. Ltd.	1,644,242	4,706
Makalot Industrial Co. Ltd.	917,000	4,664
Parade Technologies Ltd.	364,805	4,606
Richtek Technology Corp.	793,105	4,575
* China Airlines Ltd.	13,291,646	4,505
Far Eastern International Bank	11,911,274	4,495
Waterland Financial Holdings Co. Ltd.	13,967,386	4,480
* Taiwan Secom Co. Ltd.	1,660,000	4,458
Tong Hsing Electronic Industries Ltd.	851,259	4,425
Oriental Union Chemical Corp.	4,380,700	4,376
Tainan Spinning Co. Ltd.	6,616,693	4,346
* Tung Ho Steel Enterprise Corp.	4,945,842	4,328
Cheng Uei Precision Industry Co. Ltd.	2,296,485	4,275
Ton Yi Industrial Corp.	4,470,850	4,143
Gigabyte Technology Co. Ltd.	3,011,000	4,137
* Qisda Corp.	8,230,880	4,060
U-Ming Marine Transport Corp.	2,544,000	4,009
China Motor Corp.	4,146,000	3,996
* Tatung Co. Ltd.	12,054,738	3,955
Sanyang Industry Co. Ltd.	4,050,540	3,911
Compeq Manufacturing Co. Ltd.	6,603,000	3,900
Ginko International Co. Ltd.	268,000	3,869
Wei Chuan Foods Corp.	2,415,000	3,858
Formosa International Hotels Corp.	321,323	3,823
* PChome Online Inc.	368,495	3,791
Feng Hsin Iron & Steel Co.	2,749,000	3,788
AcBel Polytech Inc.	2,344,000	3,776
Wistron NeWeb Corp.	1,393,953	3,764
Taichung Commercial Bank	10,343,283	3,745
Elan Microelectronics Corp.	2,306,000	3,735
Win Semiconductors Corp.	4,228,000	3,711
* Wintek Corp.	9,773,974	3,663
Chin-Poon Industrial Co. Ltd.	2,035,000	3,659
Casetek Holdings Ltd.	636,000	3,653
Jih Sun Financial Holdings Co. Ltd.	12,089,686	3,644
Kerry TJ Logistics Co. Ltd.	2,704,000	3,583
YFY Inc.	7,618,515	3,560
* Wan Hai Lines Ltd.	6,753,325	3,540
Lung Yen Life Service Corp.	1,222,000	3,440
ScinoPharm Taiwan Ltd.	1,433,960	3,439
Shinkong Synthetic Fibers Corp.	9,280,451	3,434
Tong Yang Industry Co. Ltd.	2,742,126	3,375
* Yang Ming Marine Transport Corp.	8,143,553	3,371
Neo Solar Power Corp.	3,419,831	3,367
Huaku Development Co. Ltd.	1,414,087	3,358
* Kinpo Electronics	7,867,000	3,353
* AmTRAN Technology Co. Ltd.	4,470,716	3,312
LCY Chemical Corp.	3,935,288	3,262
USI Corp.	5,089,105	3,238

* E Ink Holdings Inc.	5,029,000	3,177
Depo Auto Parts Ind Co. Ltd.	805,000	3,164
TTY Biopharm Co. Ltd.	1,169,429	3,155
Great Wall Enterprise Co. Ltd.	2,629,939	3,115
Taiwan Hon Chuan Enterprise Co. Ltd.	1,479,629	3,071
* Goldsun Development & Construction Co. Ltd.	8,652,830	3,049
Radium Life Tech Co. Ltd.	4,182,858	3,007
Prince Housing & Development Corp.	6,688,893	2,989
Cathay Real Estate Development Co. Ltd.	5,239,000	2,968
A-DATA Technology Co. Ltd.	1,243,000	2,943
Grand Pacific Petrochemical	5,007,000	2,927
Gourmet Master Co. Ltd.	345,000	2,921
FLEXium Interconnect Inc.	1,081,683	2,914
Grape King Bio Ltd.	610,000	2,913
Flytech Technology Co. Ltd.	618,000	2,820
President Securities Corp.	4,964,926	2,813
Farglory Land Development Co. Ltd.	1,984,815	2,783
Mitac Holdings Corp.	3,305,997	2,778
Cleanaway Co. Ltd.	476,000	2,766
Chong Hong Construction Co.	1,004,732	2,741
* PharmaEngine Inc.	330,000	2,739
TA Chen Stainless Pipe	4,180,500	2,731
* Ta Chong Bank Ltd.	8,483,659	2,726
China Synthetic Rubber Corp.	2,711,000	2,670
Sercomm Corp.	1,148,000	2,647
Faraday Technology Corp.	2,094,110	2,623
Namchow Chemical Industrial Co. Ltd.	1,146,000	2,614
Career Technology MFG. Co. Ltd.	1,956,000	2,594
* Mercuries Life Insurance Co. Ltd.	4,209,270	2,583
Lien Hwa Industrial Corp.	3,538,767	2,556
* D-Link Corp.	3,574,000	2,552
WT Microelectronics Co. Ltd.	1,877,215	2,547
* Taiwan Sogo Shin Kong SEC	1,795,000	2,526
* San Shing Fastech Corp.	854,320	2,501
* Everlight Chemical Industrial Corp.	2,078,538	2,481
Motech Industries Inc.	1,830,100	2,457
* China Man-Made Fiber Corp.	6,749,000	2,443
Poya Co. Ltd.	419,222	2,436
* Shining Building Business Co. Ltd.	2,691,062	2,432
Formosan Rubber Group Inc.	2,536,000	2,425
Taiwan Surface Mounting Technology Co. Ltd.	1,656,684	2,419
Chlitina Holding Ltd.	326,300	2,402
YungShin Global Holding Corp.	1,234,000	2,379
Ardentec Corp.	2,717,797	2,316
* FocalTech Corp. Ltd.	284,000	2,286
China Bills Finance Corp.	6,133,000	2,286
* CMC Magnetics Corp.	14,498,000	2,274
* Microbio Co. Ltd.	2,150,907	2,274
Taiwan TEA Corp.	3,260,000	2,265
Dynapack International Technology Corp.	812,000	2,255
TXC Corp.	1,566,979	2,248
IEI Integration Corp.	1,203,485	2,224
* Ritek Corp.	14,741,000	2,210
* Gigasolar Materials Corp.	118,000	2,195

Cheng Loong Corp.	5,251,600	2,171
Taiwan PCB Techvest Co. Ltd.	1,515,153	2,156
BES Engineering Corp.	7,922,000	2,140
Greatek Electronics Inc.	1,632,000	2,105
Sigurd Microelectronics Corp.	1,978,000	2,104
Universal Cement Corp.	2,139,097	2,074
Elite Semiconductor Memory Technology Inc.	1,306,000	2,065
* ITEQ Corp.	1,950,140	2,065
* Nan Ya Printed Circuit Board Corp.	1,327,059	2,057
Hey Song Corp.	1,885,500	2,046
Long Chen Paper Co. Ltd.	3,896,613	2,042
Shin Zu Shing Co. Ltd.	800,000	2,036
Wah Lee Industrial Corp.	1,054,000	2,024
Masterlink Securities Corp.	5,771,436	2,021
Shinkong Textile Co. Ltd.	1,495,000	2,009
Great China Metal Industry	1,743,000	2,008
* Yieh Phui Enterprise Co. Ltd.	6,195,114	2,005
Ho Tung Chemical Corp.	4,544,715	1,985
Test Research Inc.	1,177,503	1,970
UPC Technology Corp.	4,511,767	1,967
Long Bon International Co. Ltd.	2,702,000	1,937
Unity Opto Technology Co. Ltd.	1,703,409	1,921
Solar Applied Materials Technology Co.	2,065,740	1,920
* Taiwan Liposome Co. Ltd.	234,000	1,912
* Unizyx Holding Corp.	2,317,000	1,905
China Metal Products	1,558,082	1,900
Ambassador Hotel	1,942,000	1,885
Taiwan Paiho Ltd.	1,427,300	1,876
Rechi Precision Co. Ltd.	1,798,596	1,866
Evergreen International Storage & Transport Corp.	2,826,000	1,840
Holy Stone Enterprise Co. Ltd.	1,158,500	1,839
Aten International Co. Ltd.	686,000	1,839
Kinik Co.	680,000	1,837
* Gintech Energy Corp.	2,016,149	1,834
CyberTAN Technology Inc.	1,859,000	1,833
Test-Rite International Co. Ltd.	2,641,314	1,826
* Asia Optical Co. Inc.	1,305,000	1,814
Continental Holdings Corp.	4,498,000	1,813
Kingdom Construction Co.	1,876,000	1,811
Elite Material Co. Ltd.	1,584,965	1,809
Hung Sheng Construction Ltd.	2,690,000	1,809
Pixart Imaging Inc.	630,711	1,789
Soft-World International Corp.	585,620	1,781
* E-Ton Solar Tech Co. Ltd.	2,736,096	1,780
Sinyi Realty Co.	1,358,348	1,763
YC INOX Co. Ltd.	1,847,000	1,763
Gloria Material Technology Corp.	2,087,824	1,760
* Via Technologies Inc.	2,338,500	1,758
* Taiwan Life Insurance Co. Ltd.	2,407,577	1,739
Mercuries & Associates Ltd.	2,600,641	1,734
* Lealea Enterprise Co. Ltd.	5,062,197	1,730
Johnson Health Tech Co. Ltd.	657,408	1,717
* Shihlin Paper Corp.	1,129,000	1,711
Accton Technology Corp.	2,840,800	1,708

Yulon Nissan Motor Co. Ltd.	136,179	1,700
Senao International Co. Ltd.	773,000	1,697
Chung Hsin Electric & Machinery Manufacturing Corp.	2,398,000	1,684
Syncmold Enterprise Corp.	727,000	1,679
* Gigastorage Corp.	1,663,096	1,676
Pan-International Industrial Corp.	2,266,658	1,665
Green Seal Holding Ltd.	284,900	1,645
Federal Corp.	2,430,096	1,629
* G Tech Optoelectronics Corp.	1,380,334	1,625
* Topco Scientific Co. Ltd.	788,410	1,620
* Taiwan Styrene Monomer	2,767,945	1,614
Holtek Semiconductor Inc.	825,000	1,603
Asia Polymer Corp.	1,993,300	1,579
* Li Peng Enterprise Co. Ltd.	3,970,443	1,574
Taiwan Semiconductor Co. Ltd.	1,326,000	1,564
* Walsin Technology Corp.	4,220,954	1,561
* Ability Enterprise Co. Ltd.	2,068,000	1,543
Zeng Hsing Industrial Co. Ltd.	293,000	1,539
Taiwan Acceptance Corp.	563,000	1,517
International Games System Co. Ltd.	301,000	1,507
Taiwan Cogeneration Corp.	2,173,550	1,498
* King's Town Construction Co. Ltd.	1,845,854	1,478
* Taiwan Land Development Corp.	3,678,155	1,467
Taiflex Scientific Co. Ltd.	854,852	1,467
Sincere Navigation Corp.	1,596,000	1,463
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	525,000	1,460
KEE TAI Properties Co. Ltd.	2,309,740	1,457
Alpha Networks Inc.	2,022,000	1,419
* Altek Corp.	1,777,648	1,416
Toung Loong Textile Manufacturing	475,000	1,414
OptoTech Corp.	2,835,000	1,382
Nien Hsing Textile Co. Ltd.	1,536,468	1,378
Systex Corp.	820,000	1,376
* Genius Electronic Optical Co. Ltd.	442,363	1,374
Nan Liu Enterprise Co. Ltd.	278,000	1,361
Sonix Technology Co. Ltd.	791,000	1,357
ALI Corp.	1,379,000	1,356
* Chung Hung Steel Corp.	5,051,240	1,351
Elitegroup Computer Systems Co. Ltd.	1,907,740	1,343
GeoVision Inc.	332,189	1,342
Visual Photonics Epitaxy Co. Ltd.	1,349,750	1,336
Lotes Co. Ltd.	346,000	1,331
CHC Healthcare Group	547,333	1,330
Zinwell Corp.	1,311,000	1,293
Unitech Printed Circuit Board Corp.	3,196,248	1,288
Tong-Tai Machine & Tool Co. Ltd.	1,146,306	1,284
Global Unichip Corp.	454,000	1,280
* Green Energy Technology Inc.	1,525,405	1,279
Lingsen Precision Industries Ltd.	2,142,000	1,277
Gemtek Technology Corp.	1,396,564	1,269
CSBC Corp. Taiwan	2,121,100	1,268
Global Mixed Mode Technology Inc.	391,000	1,263
Great Taipei Gas Co. Ltd.	1,522,000	1,256
Quanta Storage Inc.	1,051,000	1,251

Kuoyang Construction Co. Ltd.	2,535,696	1,228
HUA ENG Wire & Cable	3,298,000	1,224
Lite-On Semiconductor Corp.	1,717,000	1,218
Cyberlink Corp.	372,578	1,215
Asia Vital Components Co. Ltd.	1,525,148	1,209
* Chunghwa Picture Tubes Ltd.	20,347,351	1,209
Jentech Precision Industrial Co. Ltd.	407,354	1,207
China Chemical & Pharmaceutical Co. Ltd.	1,592,000	1,195
Weltrend Semiconductor	1,157,500	1,192
Huang Hsiang Construction Co.	906,000	1,183
* Pan Jit International Inc.	2,242,000	1,177
* HannsTouch Solution Inc.	4,116,000	1,173
* Formosa Epitaxy Inc.	1,913,000	1,173
* Vivotek Inc.	294,000	1,166
Sitronix Technology Corp.	557,000	1,164
Taiwan Sanyo Electric Co. Ltd.	993,750	1,164
* Sampo Corp.	2,789,000	1,154
* Silicon Integrated Systems Corp.	3,202,000	1,146
Chia Hsin Cement Corp.	2,223,112	1,129
* Genesis Photonics Inc.	1,477,486	1,124
Chun Yuan Steel	2,710,653	1,094
* Concord Securities Corp.	3,787,219	1,080
China General Plastics Corp.	2,207,920	1,079
* Pihsiang Machinery Manufacturing Co. Ltd.	680,000	1,074
* Getac Technology Corp.	1,932,000	1,074
* Solartech Energy Corp.	1,464,364	1,068
* Etron Technology Inc.	2,119,000	1,066
United Integrated Services Co. Ltd.	1,103,000	1,049
* Sunplus Technology Co. Ltd.	2,415,000	1,045
* Chung Hwa Pulp Corp.	3,199,820	1,005
Taiwan Fire & Marine Insurance Co. Ltd.	1,270,000	975
* Dynamic Electronics Co. Ltd.	1,867,000	957
* Forhouse Corp.	2,011,000	946
* Phihong Technology Co. Ltd.	1,381,000	943
* Hung Poo Real Estate Development Corp.	1,121,946	931
Basso Industry Corp.	563,000	901
Infortrend Technology Inc.	1,555,000	900
Darfon Electronics Corp.	1,311,000	896
Young Optics Inc.	402,000	865
Eastern Media International Corp.	2,101,195	864
ITE Technology Inc.	731,625	863
AV Tech Corp.	372,000	858
ACES Electronic Co. Ltd.	605,000	846
* Wafer Works Corp.	1,769,925	827
Jess-Link Products Co. Ltd.	727,458	822
* Microelectronics Technology Inc.	1,313,000	815
* Gold Circuit Electronics Ltd.	2,329,000	788
* China Electric Manufacturing Corp.	2,005,000	787
L&K Engineering Co. Ltd.	862,000	738
* Tyntek Corp.	2,205,000	729
FSP Technology Inc.	716,478	721
LES Enphants Co. Ltd.	1,108,461	720
Champion Building Materials Co. Ltd.	1,997,000	718
WUS Printed Circuit Co. Ltd.	1,456,000	717

Hsin Kuang Steel Co. Ltd.	1,166,000	716
* Young Fast Optoelectronics Co. Ltd.	754,143	696
Ta Ya Electric Wire & Cable	2,842,950	693
Microlife Corp.	293,400	690
Taiyen Biotech Co. Ltd.	753,979	686
Shih Wei Navigation Co. Ltd.	996,457	681
Tsann Kuen Enterprise Co. Ltd.	521,000	677
First Steamship Co. Ltd.	949,000	665
Silitech Technology Corp.	619,405	661
* Globe Union Industrial Corp.	1,155,000	652
* AGV Products Corp.	2,001,265	651
Chinese Maritime Transport Ltd.	556,000	639
Bank of Kaohsiung Co. Ltd.	1,942,393	632
* Entire Technology Co. Ltd.	603,617	613
* TYC Brother Industrial Co. Ltd.	933,000	612
ENG Electric Co. Ltd.	744,135	602
Newmax Technology Co. Ltd.	369,294	569
* Mosel Vitelic Inc.	1,888,000	564
Sheng Yu Steel Co. Ltd.	715,000	549
Taiwan Navigation Co. Ltd.	747,000	546
Taiwan Mask Corp.	1,546,000	531
* KYE Systems Corp.	1,178,000	525
* Global Brands Manufacture Ltd.	1,408,462	500
* J Touch Corp.	613,000	488
Advanced International Multitech Co. Ltd.	498,000	475
Sunrex Technology Corp.	942,000	457
Chinese Gamer International Corp.	246,000	444
* Giantplus Technology Co. Ltd.	956,000	413
* Bright Led Electronics Corp.	730,000	375
* O-TA Precision Industry Co. Ltd.	530,000	350
Avermedia Technologies	699,000	295
* Tatung Co. Ltd. GDR	38,879	256
* Makalot Industrial Co. Ltd. Rights Exp. 08/13/2014	80,691	129
* ProMOS Technologies Inc.	5,975,000	—
		3,778,587
Thailand (0.6%)
Advanced Info Service PCL (Foreign)	6,120,100	39,173
PTT Exploration & Production PCL (Foreign)	6,210,169	31,187
CP ALL PCL (Foreign)	21,481,570	27,998
* PTT PCL	2,698,200	26,723
* Siam Commercial Bank PCL (Local)	4,829,000	26,581
Siam Commercial Bank PCL (Foreign)	4,402,600	26,437
Siam Cement PCL (Foreign)	1,777,700	23,670
PTT PCL (Foreign)	2,366,115	23,434
Kasikornbank PCL (Foreign)	3,567,700	23,378
* Kasikornbank PCL	3,382,600	21,890
Intouch Holdings PCL	8,985,500	19,057
Bangkok Bank PCL (Foreign)	2,833,700	17,276
Big C Supercenter PCL	2,068,700	14,838
Airports of Thailand PCL (Foreign)	2,205,300	14,373
Total Access Communication PCL	4,213,900	13,462
* Bank of Ayudhya PCL (Local)	8,277,426	13,211
* Central Pattana PCL	8,059,086	11,871
* PTT Global Chemical PCL	5,577,800	11,366

* PTT Exploration and Production PCL (Local)	2,071,800	10,438
* True Corp. PCL	34,469,500	10,102
Krung Thai Bank PCL (Foreign)	14,913,137	9,862
TMB Bank PCL	112,734,300	9,442
* Minor International PCL	9,200,900	9,207
PTT Global Chemical PCL	4,225,236	8,737
* Charoen Pokphand Foods PCL	10,181,600	8,420
* Bangkok Dusit Medical Services PCL	15,919,000	8,382
* Bumrungrad Hospital PCL	2,096,500	7,829
Thai Oil PCL (Foreign)	4,176,800	6,724
* CP ALL PCL (Local)	4,670,300	6,696
Charoen Pokphand Foods PCL (Foreign)	8,304,300	6,618
Glow Energy PCL (Foreign)	2,486,345	6,539
* Electricity Generating PCL	1,401,300	6,355
* Advanced Info Service PCL (Local)	936,724	6,025
* Delta Electronics Thailand PCL	2,946,700	5,665
* Siam City Cement PCL (Local)	410,717	5,633
* BTS Rail Mass Transit Growth Infrastructure Fund	17,001,724	5,437
* BEC World PCL	3,502,000	5,427
CPN Retail Growth Leasehold Property Fund	9,983,069	5,397
Home Product Center PCL	16,911,867	5,379
Thai Union Frozen Products PCL (Foreign)	2,600,700	5,257
* Land and Houses PCL	17,998,800	5,247
* Robinson Department Store PCL	2,788,800	5,092
BTS Group Holdings PCL	18,303,800	4,850
BTS Group Holdings PCL	16,254,048	4,785
* Berli Jucker PCL	2,442,100	4,245
Bangkok Life Assurance PCL	1,401,700	4,044
* Bangkok Land PCL	60,919,700	3,919
* Krung Thai Bank PCL	5,885,000	3,909
* Thanachart Capital PCL	3,545,100	3,893
* Central Plaza Hotel PCL	3,258,800	3,842
* Banpu PCL (Local)	3,832,100	3,685
Ratchaburi Electricity Generating Holding PCL	2,182,800	3,675
BEC World PCL (Foreign)	2,370,905	3,637
* Indorama Ventures PCL	4,330,400	3,510
Jasmine International PCL	15,089,900	3,433
Indorama Ventures PCL	4,205,648	3,409
* IRPC PCL	30,651,800	3,215
* Hemaraj Land and Development PCL	27,890,400	3,172
* Sino-Thai Engineering & Construction PCL	4,319,242	3,168
* Tisco Financial Group PCL	2,283,820	2,938
IRPC PCL (Foreign)	28,064,000	2,909
Pruksa Real Estate PCL	2,710,500	2,852
* Thaicom PCL	2,562,100	2,812
* Siam Global House PCL	6,873,341	2,723
* Supalai PCL	3,656,700	2,714
Banpu PCL	2,537,400	2,548
* TTW PCL	6,920,300	2,547
Hana Microelectronics PCL (Foreign)	2,059,900	2,547
* Airports of Thailand PCL	345,100	2,283
* LPN Development PCL	3,266,300	2,219
Kiatnakin Bank PCL	1,775,743	2,194
Bangkok Expressway PCL (Foreign)	1,876,200	2,170

* MBK PCL	4,211,100	2,095
Bank of Ayudhya PCL	1,211,697	1,934
* VGI Global Media PCL	4,619,696	1,839
* Thoresen Thai Agencies PCL	3,313,760	1,800
* Bangchak Petroleum PCL	2,004,600	1,781
VGI Global Media PCL	4,447,040	1,770
* Precious Shipping PCL	2,317,400	1,712
* Sri Trang Agro-Industry PCL	3,882,700	1,695
Bangkok Chain Hospital PCL	5,881,825	1,667
* Hana Microelectronics PCL	1,437,500	1,653
* Amata Corp. PCL	3,134,000	1,636
* Dynasty Ceramic PCL	860,700	1,632
* Major Cineplex Group PCL	2,651,500	1,627
* Thai Vegetable Oil PCL	2,334,000	1,624
* Khon Kaen Sugar Industry PCL	3,901,000	1,609
Quality Houses PCL	12,774,016	1,525
* Samart Corp. PCL	2,122,800	1,489
* TMB Bank PCL	16,457,300	1,450
* Thai Airways International PCL (Foreign)	3,415,800	1,389
* Jasmine International PCL	5,871,800	1,360
WHA Corp. PCL	1,256,062	1,346
* True Corp. PCL Rights Exp. 08/28/2014	13,399,222	1,273
* Esso Thailand PCL	6,852,200	1,261
* Bangkok Dusit Medical Services PCL	2,390,800	1,259
* TPI Polene PCL	2,684,400	1,206
* Thai Reinsurance PCL	10,899,900	1,183
* Pruksa Real Estate PCL	1,141,200	1,180
* Italian-Thai Development PCL	7,424,785	1,177
* Bangkok Life Assurance PCL	402,900	1,162
Univentures PCL	4,060,200	1,142
* Sahaviriya Steel Industries PCL	88,792,100	1,081
* Quality Houses PCL	8,585,300	1,043
* Thai Oil PCL	618,600	991
* Cal-Comp Electronics Thailand PCL	10,057,632	953
* Sansiri PCL (Local)	14,238,100	889
* Home Product Center PCL	2,559,544	818
* Thai Union Frozen Products PCL	395,500	802
Siam Global House PCL	2,038,074	671
Asian Property Development PCL (Foreign)	3,939,040	583
Samart Corp. PCL	810,500	568
* Maybank Kim Eng Securities Thailand PCL	756,900	527
* G J Steel PCL (Local)	265,466,800	496
* Saha-Union PCL	346,000	474
* Bangkok Expressway PCL	365,700	423
* TTW PCL	1,127,100	420
* Thoresen Thai Agencies PCL	667,800	407
* Bangkok Chain Hospital PCL	1,424,800	404
* Kiatnakin Bank PCL	310,800	388
* Italian-Thai Development PCL	2,237,500	358
* Tata Steel Thailand PCL	11,840,800	313
* AP Thailand PCL	1,321,000	278
Sansiri PCL (Foreign)	7,035,464	266
* Bangkokland PCL Warrants Exp. 05/16/2018	11,922,053	260
* WHA Corp. PCL	239,085	256

* Thai Airways International PCL	501,500	243
* Univentures PCL	756,000	213
* G Steel PCL	70	—
		713,283
Turkey (0.4%)
Turkiye Garanti Bankasi AS	12,494,699	51,456
Akbank TAS	9,746,192	38,652
BIM Birlesik Magazalar AS	1,336,501	31,648
* Turkcell Iletisim Hizmetleri AS	4,695,979	30,708
Turkiye Halk Bankasi AS	3,704,253	27,891
Haci Omer Sabanci Holding AS (Bearer)	4,810,888	22,422
Turkiye Is Bankasi	7,972,266	22,244
KOC Holding AS	3,762,058	19,740
Tupras Turkiye Petrol Rafinerileri AS	726,972	17,766
Eregli Demir ve Celik Fabrikalari TAS	8,112,163	17,105
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,433,493	14,816
Turkiye Vakiflar Bankasi Tao	6,236,114	14,648
* Anadolu Efes Biracilik Ve Malt Sanayii AS	1,154,406	14,001
Yapi ve Kredi Bankasi AS	5,150,848	11,735
* Turk Hava Yollari	3,364,452	10,095
Coca-Cola Icecek AS	384,830	9,654
Turk Telekomunikasyon AS	3,029,074	9,068
TAV Havalimanlari Holding AS	874,708	7,178
Ulker Biskuvi Sanayi AS	909,253	7,037
Enka Insaat ve Sanayi AS	2,693,090	7,019
Arcelik AS	1,032,402	6,532
* Ford Otomotiv Sanayi AS	394,714	5,407
Tofas Turk Otomobil Fabrikasi AS	708,590	4,388
Turkiye Sise ve Cam Fabrikalari AS	2,946,571	4,283
Petkim Petrokimya Holding AS	2,575,890	4,096
Turkiye Sinai Kalkinma Bankasi AS	4,295,562	3,814
Gubre Fabrikalari TAS	1,666,716	3,424
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,856,958	3,086
Koza Altin Isletmeleri AS	268,340	2,773
* Asya Katilim Bankasi AS	4,814,973	2,718
Turk Traktor ve Ziraat Makineleri AS	77,094	2,708
Yazicilar Holding AS Class A	258,933	2,314
* Pegasus Hava Tasimaciligi AS	196,573	2,302
Aygaz AS	513,890	2,198
Aselsan Elektronik Sanayi Ve Ticaret AS	495,811	2,168
Aksigorta AS	1,505,966	2,049
* Sekerbank TAS	2,129,136	1,868
* Migros Ticaret AS	200,545	1,789
Dogus Otomotiv Servis ve Ticaret AS	442,566	1,729
Trakya Cam Sanayii AS	1,361,387	1,726
* Dogan Sirketler Grubu Holding AS	4,390,092	1,653
Cimsa Cimento Sanayi VE Tica	238,004	1,630
* Tekfen Holding AS	683,255	1,585
* Koza Anadolu Metal Madencilik Isletmeleri AS	1,265,528	1,491
Aksa Akrilik Kimya Sanayii	378,122	1,357
* Ipek Dogal Enerji Kaynaklari Ve Uretim AS	1,036,357	1,206
Albaraka Turk Katilim Bankasi AS	1,464,185	1,186
Akfen Holding AS	496,707	1,137
Torunlar Gayrimenkul Yatirim Ortakligi AS	642,034	1,079

* Dogan Yayin Holding AS	4,656,509	1,063
Is Gayrimenkul Yatirim Ortakligi AS	1,572,980	1,034
Bizim Toptan Satis Magazalari AS	113,140	994
* Vestel Elektronik Sanayi ve Ticaret AS	497,282	891
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	754,417	763
Vakif Gayrimenkul Yatirim Ortakligi AS	543,064	745
Turcas Petrol AS	603,765	706
Alarko Holding AS	305,020	670
Konya Cimento Sanayii AS	5,062	631
* Ihlas Holding AS	3,143,110	541
* Akenerji Elektrik Uretim AS	979,512	534
Anadolu Cam Sanayii AS	583,540	488
* Zorlu Enerji Elektrik Uretim AS	734,556	401
* Hurriyet Gazetecilik AS	605,721	186
		468,226
United Arab Emirates (0.1%)
Emaar Properties PJSC	20,892,027	55,345
First Gulf Bank PJSC	5,802,639	28,639
DP World Ltd.	987,145	19,544
Aldar Properties PJSC	18,703,652	19,095
* Arabtec Holding Co.	12,816,339	14,710
Union National Bank PJSC	6,541,482	11,733
Dubai Financial Market	9,605,479	8,857
Dubai Islamic Bank PJSC	3,562,541	7,462
Air Arabia PJSC	13,539,569	5,085
Al Waha Capital PJSC	5,639,916	4,784
Dubai Investments PJSC	4,627,568	4,427
* Dana Gas PJSC	19,439,199	3,794
* Drake & Scull International	6,498,439	2,593
Eshraq Properties Co. PJSC	5,175,128	1,923
RAK Properties PJSC	5,488,704	1,510
National Central Cooling Co. PJSC	1,794,992	851
Aramex PJSC	733,646	669
* Islamic Arab Insurance Co.	1,588,866	347
		191,368
United Kingdom (15.1%)
HSBC Holdings plc	113,462,662	1,216,429
BP plc	109,804,720	894,225
Royal Dutch Shell plc Class A	20,595,913	846,822
GlaxoSmithKline plc	28,926,376	697,092
British American Tobacco plc	11,242,911	658,639
Royal Dutch Shell plc Class B	14,592,378	628,376
AstraZeneca plc	7,508,339	548,234
Vodafone Group plc	158,064,534	526,372
Diageo plc	14,985,850	450,061
BHP Billiton plc	12,566,401	428,667
Rio Tinto plc	7,423,166	424,265
* Lloyds Banking Group plc	321,585,862	400,915
BG Group plc	20,249,135	399,299
Barclays plc	97,546,255	369,769
Prudential plc	15,181,966	348,941
Glencore plc	57,227,733	345,807
Reckitt Benckiser Group plc	3,838,331	338,839
National Grid plc	22,192,173	316,089

Unilever plc	7,178,145	310,144
BT Group plc	46,847,890	306,710
SABMiller plc	5,624,713	306,276
Shire plc	3,497,472	287,872
Standard Chartered plc	12,040,239	249,688
Imperial Tobacco Group plc	5,732,149	248,168
Anglo American plc London Shares	7,774,467	208,792
Tesco plc	47,803,546	207,407
Rolls-Royce Holdings plc	11,137,330	194,418
* Compass Group plc	10,069,858	164,085
Centrica plc	30,248,095	157,607
WPP plc	7,848,000	156,227
Aviva plc	17,525,896	148,318
SSE plc	5,804,458	142,552
Legal & General Group plc	34,884,797	137,623
BAE Systems plc	18,830,421	135,710
ARM Holdings plc	8,314,562	118,370
Royal Dutch Shell plc Class A (Amsterdam Shares)	2,822,275	116,059
Reed Elsevier plc	6,839,062	109,944
CRH plc	4,393,281	102,543
Experian plc	5,908,970	101,107
Next plc	884,884	100,994
Associated British Foods plc	2,075,242	97,146
Old Mutual plc	29,100,604	95,735
Pearson plc	4,834,126	92,984
Smith & Nephew plc	5,329,695	91,723
British Sky Broadcasting Group plc	6,167,074	91,285
Standard Life plc	14,213,722	89,565
Land Securities Group plc	4,681,755	82,138
Wolseley plc	1,571,323	81,807
Capita plc	3,912,405	79,220
ITV plc	22,276,072	78,193
Whitbread plc	1,071,662	77,605
* Royal Bank of Scotland Group plc	12,684,125	75,603
Kingfisher plc	14,091,019	71,172
British Land Co. plc	6,011,086	71,116
Marks & Spencer Group plc	9,697,628	70,197
Tullow Oil plc	5,373,454	65,882
Burberry Group plc	2,635,272	62,663
Johnson Matthey plc	1,220,395	60,809
United Utilities Group plc	4,053,356	60,754
InterContinental Hotels Group plc	1,404,087	56,965
GKN plc	9,703,670	55,832
Babcock International Group plc	2,958,611	54,678
Weir Group plc	1,265,308	54,612
Bunzl plc	1,974,085	52,912
Smiths Group plc	2,332,199	50,045
Randgold Resources Ltd.	546,604	47,067
* RSA Insurance Group plc	5,983,441	46,258
Severn Trent plc	1,414,843	46,156
Friends Life Group Ltd.	8,112,167	45,366
Ashtead Group plc	2,996,349	44,947
J Sainsbury plc	8,383,977	44,191
Direct Line Insurance Group plc	8,912,440	42,782

Hammerson plc	4,207,282	42,544
Travis Perkins plc	1,472,085	41,450
* Aggreko plc	1,430,164	41,416
Intertek Group plc	957,068	41,322
Meggitt plc	4,788,401	41,001
Aberdeen Asset Management plc	5,876,542	40,798
Sage Group plc	6,522,808	40,513
Carnival plc	1,085,801	39,114
G4S plc	9,220,302	39,016
IMI plc	1,621,773	38,681
Mondi plc	2,188,971	38,338
Persimmon plc	1,801,441	37,941
St. James's Place plc	3,057,661	37,374
London Stock Exchange Group plc	1,120,029	36,534
WM Morrison Supermarkets plc	12,859,698	36,500
3i Group plc	5,719,694	36,329
Taylor Wimpey plc	19,169,625	35,831
Rexam plc	4,155,545	35,031
Barratt Developments plc	5,794,378	33,993
AMEC plc	1,762,660	33,742
* International Consolidated Airlines Group SA (London Shares)	5,999,381	33,349
Cobham plc	6,434,605	31,749
Inmarsat plc	2,536,258	31,108
Berkeley Group Holdings plc	749,611	30,859
William Hill plc	5,199,177	30,817
Pennon Group plc	2,203,407	30,230
Provident Financial plc	835,626	29,892
Inchcape plc	2,725,675	29,441
* Informa plc	3,576,388	29,345
Intu Properties plc	5,299,090	29,287
Tate & Lyle plc	2,768,647	29,067
Antofagasta plc	2,104,759	28,641
DCC plc	500,441	28,552
Admiral Group plc	1,162,497	28,524
Croda International plc	802,765	28,390
Petrofac Ltd.	1,539,377	28,368
Melrose Industries plc	6,388,444	28,297
easyJet plc	1,290,718	28,132
Drax Group plc	2,380,780	28,006
Coca-Cola HBC AG	1,176,774	27,570
John Wood Group plc	2,160,382	27,231
Schroders plc (Voting Shares)	671,395	26,976
Segro plc	4,412,032	26,575
Royal Mail plc	3,677,862	25,820
Investec plc	2,978,855	25,766
Henderson Group plc	6,197,473	25,334
Derwent London plc	547,673	24,664
DS Smith plc	5,573,148	24,577
Hikma Pharmaceuticals plc	802,333	24,312
Rotork plc	514,980	23,968
Capital & Counties Properties plc	4,320,401	23,330
Amlin plc	2,977,217	22,874
Spectris plc	703,995	22,645
Hargreaves Lansdown plc	1,301,491	22,438

	Daily Mail & General Trust plc	1,576,391	22,224
	IG Group Holdings plc	2,162,377	22,214
	Great Portland Estates plc	2,040,834	21,942
*	BTG plc	2,135,163	21,803
	Rightmove plc	562,427	21,541
*	Hiscox Ltd.	1,893,673	21,528
	Rentokil Initial plc	10,764,269	21,464
	Halma plc	2,245,562	21,287
	Howden Joinery Group plc	3,724,842	21,268
	Spirax-Sarco Engineering plc	449,887	20,610
	Serco Group plc	3,263,333	19,915
	Man Group plc	9,591,154	19,170
*	Dixons Retail plc	21,882,959	19,025
	Close Brothers Group plc	879,679	18,799
	Shaftesbury plc	1,645,105	18,734
	ICAP plc	3,198,487	18,705
	Bellway plc	729,950	18,528
	Booker Group plc	8,747,121	18,410
	TUI Travel plc	2,995,783	18,287
	Essentra plc	1,409,211	18,259
	Berendsen plc	1,021,750	18,021
	Greene King plc	1,288,448	17,917
*	Thomas Cook Group plc	8,605,260	17,703
*,2 Merlin Entertainments plc		2,887,409	17,230
	Hays plc	8,349,891	17,119
	Premier Oil plc	3,153,737	17,092
	Catlin Group Ltd.	2,000,273	16,972
*	Sports Direct International plc	1,488,421	16,724
	Britvic plc	1,406,312	16,618
	TalkTalk Telecom Group plc	3,130,317	16,600
	Balfour Beatty plc	4,098,083	16,447
	Intermediate Capital Group plc	2,373,573	16,080
	Jupiter Fund Management plc	2,488,717	16,007
	Telecity Group plc	1,188,198	15,891
	Phoenix Group Holdings	1,333,383	15,731
	Fresnillo plc	1,002,522	15,669
	BBA Aviation plc	2,862,459	15,356
	Stagecoach Group plc	2,550,259	15,249
	UBM plc	1,457,748	15,193
*	Firstgroup plc	7,117,246	15,132
*	Genel Energy plc	870,235	14,645
	Carillion plc	2,567,524	14,440
*	Ocado Group plc	2,478,328	14,018
^	Ashmore Group plc	2,315,016	13,763
	QinetiQ Group plc	3,894,972	13,574
	Home Retail Group plc	4,855,407	13,562
	WS Atkins plc	599,947	13,452
	Bodycote plc	1,145,431	13,387
	International Personal Finance plc	1,436,819	13,352
	WH Smith plc	691,053	13,151
	Victrex plc	475,268	12,819
	Michael Page International plc	1,782,598	12,810
	Beazley plc	3,100,043	12,732
	Jardine Lloyd Thompson Group plc	732,498	12,684

Vesuvius plc	1,616,169	12,651
AVEVA Group plc	374,731	12,644
* Polyus Gold International Ltd.	3,994,689	12,468
Elementis plc	2,742,618	12,460
Ultra Electronics Holdings plc	414,396	12,353
Restaurant Group plc	1,185,935	12,288
Carphone Warehouse Group plc	2,178,266	12,275
Grafton Group plc	1,255,068	12,163
Ladbrokes plc	5,438,572	12,066
* Afren plc	6,452,243	11,961
Hunting plc	811,100	11,873
Cable & Wireless Communications plc	14,959,798	11,836
Micro Focus International plc	826,007	11,820
Playtech plc	1,128,185	11,662
Lancashire Holdings Ltd.	1,098,431	11,349
Mitie Group plc	2,177,947	11,182
National Express Group plc	2,493,097	10,983
Senior plc	2,467,994	10,920
Regus plc	3,724,392	10,891
* Ophir Energy plc	2,996,684	10,867
Greencore Group plc	2,433,947	10,850
Vedanta Resources plc	600,438	10,593
Paragon Group of Cos. plc	1,823,168	10,588
RPC Group plc	1,068,234	10,525
Electrocomponents plc	2,589,925	10,365
Galliford Try plc	482,071	10,326
Bovis Homes Group plc	801,365	10,297
* Cairn Energy plc	3,439,207	10,206
Polymetal International plc	1,182,975	10,060
Pace plc	1,845,313	9,922
* Lonmin plc	2,553,623	9,792
Rathbone Brothers plc	284,771	9,739
* EnQuest plc	4,259,011	9,717
Betfair Group plc	548,949	9,659
Halfords Group plc	1,181,896	9,537
Soco International plc	1,316,403	9,530
SIG plc	3,345,373	9,423
Go-Ahead Group plc	251,108	9,313
Kier Group plc	315,023	9,279
Schroders plc	293,603	9,165
Interserve plc	853,742	9,158
Morgan Advanced Materials plc	1,698,120	8,961
CSR plc	1,006,456	8,952
Kentz Corp. Ltd.	568,567	8,904
Grainger plc	2,431,257	8,806
* SVG Capital plc	1,243,601	8,761
* Mitchells & Butlers plc	1,386,381	8,729
Millennium & Copthorne Hotels plc	878,307	8,670
UDG Healthcare plc	1,441,107	8,639
Marston's plc	3,564,916	8,627
* Kazakhmys plc	1,545,107	8,434
Londonmetric Property plc	3,491,557	8,300
Moneysupermarket.com Group plc	2,645,955	8,280
UNITE Group plc	1,206,348	8,256

Telecom Plus plc	351,702	8,254
HomeServe plc	1,630,118	8,236
Debenhams plc	7,261,529	8,071
Countrywide plc	912,550	7,989
Brewin Dolphin Holdings plc	1,556,909	7,856
Fidessa Group plc	222,875	7,845
Laird plc	1,598,394	7,765
* Centamin plc	6,381,416	7,764
Crest Nicholson Holdings plc	1,305,833	7,725
Synergy Health plc	335,899	7,709
Dunelm Group plc	542,562	7,614
* Petra Diamonds Ltd.	2,255,969	7,591
Domino's Pizza Group plc	811,929	7,484
Dignity plc	320,412	7,464
De La Rue plc	605,223	7,444
Savills plc	741,479	7,430
Alent plc	1,314,758	7,425
Hansteen Holdings plc	4,127,382	7,354
Diploma plc	676,451	7,303
Domino Printing Sciences plc	658,783	6,831
Entertainment One Ltd.	1,179,782	6,791
Renishaw plc	214,236	6,681
N Brown Group plc	919,287	6,680
Premier Farnell plc	2,191,807	6,662
Oxford Instruments plc	312,416	6,625
ST Modwen Properties plc	1,048,285	6,561
Big Yellow Group plc	774,259	6,541
Fenner plc	1,136,002	6,530
Northgate plc	782,935	6,503
J D Wetherspoon plc	518,253	6,493
Genus plc	364,045	6,428
Workspace Group plc	618,359	6,394
* Enterprise Inns plc	3,033,515	6,394
Cranswick plc	294,454	6,275
Cineworld Group plc	1,150,993	6,254
Spirent Communications plc	3,605,873	6,247
esure Group plc	1,431,479	6,234
Bank of Georgia Holdings plc	151,475	6,209
Keller Group plc	421,083	6,158
F&C Commercial Property Trust Ltd.	2,971,749	6,119
Bwin.Party Digital Entertainment plc	4,180,919	6,031
Dechra Pharmaceuticals plc	510,177	5,962
Foxtons Group plc	1,288,821	5,824
Synthomer plc	1,622,149	5,812
Dairy Crest Group plc	810,369	5,735
RPS Group plc	1,290,046	5,566
^ APR Energy plc	559,217	5,394
Redrow plc	1,283,532	5,298
Greggs plc	597,440	5,265
Tullett Prebon plc	1,252,504	5,220
Kcom Group plc	2,989,359	5,052
Evraz plc	2,994,108	4,829
ITE Group plc	1,421,826	4,801
Spirit Pub Co. plc	3,892,119	4,798

*	Colt Group SA	1,892,761	4,629
	Computacenter plc	449,904	4,608
	Ted Baker plc	154,353	4,435
	Redefine International PLC	4,983,886	4,318
	Xchanging plc	1,450,873	4,310
	Al Noor Hospitals Group plc	246,832	4,238
	Devro plc	983,484	4,234
	Shanks Group plc	2,327,100	4,228
	Xaar plc	448,138	4,158
*	Kenmare Resources plc	16,935,303	4,123
	Darty plc	3,067,550	4,117
	African Barrick Gold plc	910,625	4,019
*	Imagination Technologies Group plc	1,342,613	4,003
	Chemring Group plc	1,165,637	3,986
	Stobart Group Ltd.	1,767,717	3,754
	Chesnara plc	668,592	3,499
*	Lamprell plc	1,324,170	3,384
	Cape plc	704,396	3,369
	Helical Bar plc	582,807	3,361
	UK Commercial Property Trust Ltd.	2,433,977	3,359
*	SuperGroup plc	190,909	3,278
	Morgan Sindall Group plc	227,362	3,072
	NMC Health plc	381,911	3,023
	Picton Property Income Ltd.	2,858,339	2,978
*,^ Aquarius Platinum Ltd.		7,294,575	2,965
*,^ Premier Foods plc		4,103,055	2,903
*	Salamander Energy plc	1,513,386	2,870
	Connect Group plc	1,099,173	2,860
*,^ Hochschild Mining plc		1,003,505	2,756
	Speedy Hire plc	3,029,895	2,694
	Schroder REIT Ltd.	3,009,997	2,643
	Development Securities plc	715,523	2,524
*	SDL plc	465,924	2,501
*	Just Retirement Group plc	1,048,373	2,450
	Daejan Holdings plc	28,414	2,287
	Mucklow A & J Group plc	276,338	2,057
*	Gem Diamonds Ltd.	617,970	2,025
	Ferrexpo plc	862,905	1,950
*	Mothercare plc	461,302	1,871
	Anglo Pacific Group plc	555,960	1,765
	Partnership Assurance Group plc	808,221	1,710
	888 Holdings plc	819,803	1,638
	WPP plc ADR	12,807	1,274
	Asia Resource Minerals plc	491,987	586
	CRH plc	4,653	108
*,^ New World Resources plc		573,090	76
			19,662,909
Total Common Stocks (Cost $111,878,280)			129,097,773

	Coupon
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.5%)
[5,6] Vanguard Market Liquidity Fund	0.118%		3,236,453,199	3,236,453

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[7,8] Federal Home Loan Bank Discount Notes	0.080%	9/5/14	12,000	12,000
7,8,
9 Federal Home Loan Bank Discount Notes	0.080%	9/24/14	10,000	9,999
[7,8] Federal Home Loan Bank Discount Notes	0.078%	10/1/14	13,500	13,499
[7,8] Federal Home Loan Bank Discount Notes	0.080%	10/8/14	2,700	2,700
				38,198
Total Temporary Cash Investments (Cost $3,274,649)				3,274,651
Total Investments (101.9%) (Cost $115,152,929)				132,372,424
Other Assets and Liabilities-Net (-1.9%)[6]				(2,441,493)
Net Assets (100%)				129,930,931

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,349,372,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2014, the aggregate value of these securities was $67,798,000, representing 0.1% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $2,523,761,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $34,868,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $1,211,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3

Investments	($000)	($000)	($000)
Common Stocks—North America and South America	14,712,030	11,021	21,715
Common Stocks—Other	784,008	113,518,178	50,821
Temporary Cash Investments	3,236,453	38,198	—
Futures Contracts—Liabilities[1]	(5,259)	—	—
Forward Currency Contracts—Liabilities	—	(6,106)	—
Total	18,727,232	113,561,291	72,536
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 due to differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $2,157,465,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S.

dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	September 2014	2,162	243,919	(2,221)
Dow Jones EURO STOXX 50 Index	September 2014	5,082	212,084	(10,653)
Topix Index	September 2014	1,443	181,366	8,345
S&P ASX 200 Index	September 2014	820	106,159	4,180
				(349)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At July 31, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America NA	9/24/14	GBP	145,772	USD	246,917	(923)
Bank of America NA	9/24/14	EUR	166,410	USD	226,025	(3,150)
UBS AG	9/17/14	JPY	14,413,000	USD	141,621	(1,462)
Bank of America NA	9/23/14	AUD	109,675	USD	101,741	(217)
BNP Paribas	9/17/14	JPY	3,790,000	USD	37,210	(354)
						(6,106)
AUD—Australian dollar. EUR—Euro. GBP—British pound. JPY—Japanese yen. USD—U.S. dollar.

E. At July 31, 2014, the cost of investment securities for tax purposes was $115,498,504,000. Net unrealized appreciation of investment securities for tax purposes was $16,873,920,000, consisting of unrealized gains of $24,427,056,000 on securities that had risen in value since their purchase and $7,553,136,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (55.7%)
Vanguard Total Stock Market Index Fund Investor Shares	118,373,527	5,744,667

International Stock Fund (23.9%)
Vanguard Total International Stock Index Fund Investor Shares	144,324,746	2,472,283

U.S. Bond Fund (16.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	156,278,793	1,678,434

International Bond Fund (4.1%)
Vanguard Total International Bond Index Fund Investor Shares	40,740,395	419,626

Total Investment Companies (Cost $6,843,832)		10,315,010
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.118% (Cost $1,369)	1,368,939	1,369
Total Investments (100.0%) (Cost $6,845,201)		10,316,379
Other Assets and Liabilities-Net (0.0%)		(1,184)
Net Assets (100%)		10,315,195
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

LifeStrategy Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	111	NA1	NA1	—	—	1,369
Vanguard Total Bond Market II	1,547,233	302,511	187,275	27,418	753	1,678,434
Index Fund
Vanguard Total International Bond	386,411	55,292	34,269	4,321	—	419,626
Index Fund
Vanguard Total International Stock	2,365,464	177,759	134,526	64,127	—	2,472,283
Index Fund
Vanguard Total Stock Market Index	5,483,806	220,995	451,173	73,027	—	5,744,667
Fund
Total	9,783,025	756,557	807,243	168,893	753	10,316,379
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $6,845,201,000. Net unrealized appreciation of investment securities for tax purposes was $3,471,178,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (13.7%)
Vanguard Total Stock Market Index Fund Investor Shares	8,408,888	408,083

International Stock Fund (5.9%)
Vanguard Total International Stock Index Fund Investor Shares	10,306,343	176,548

U.S. Bond Fund (64.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	178,052,496	1,912,284

International Bond Fund (16.1%)
Vanguard Total International Bond Index Fund Investor Shares	46,326,222	477,160

Total Investment Companies (Cost $2,727,562)		2,974,075
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.118% (Cost $71)	71,390	71

Total Investments (100.0%) (Cost $2,727,633)		2,974,146
Other Assets and Liabilities-Net (0.0%)		(1,413)
Net Assets (100%)		2,972,733
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Income Fund

			Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	341	NA1	NA1	—	—	71
Vanguard Total Bond Market II
Index Fund	1,851,352	197,892	154,507	31,417	878	1,912,284
Vanguard Total International Bond	462,649	30,111	29,668	5,004	—	477,160
Index Fund
Vanguard Total International Stock	177,884	12,450	18,518	4,640	—	176,548
Index Fund
Vanguard Total Stock Market Index	412,499	46,934	88,022	5,249	—	408,083
Fund
Total	2,904,725	287,387	290,715	46,310	878	2,974,146
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $2,727,633,000. Net unrealized appreciation of investment securities for tax purposes was $246,513,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (27.7%)
Vanguard Total Stock Market Index Fund Investor Shares	39,959,043	1,939,213

International Stock Fund (11.8%)
Vanguard Total International Stock Index Fund Investor Shares	48,355,753	828,334

U.S. Bond Fund (48.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	315,808,209	3,391,780

International Bond Fund (12.1%)
Vanguard Total International Bond Index Fund Investor Shares	82,140,000	846,042

Total Investment Companies (Cost $5,651,349)		7,005,369
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.118% (Cost $1,105)	1,105,189	1,105

Total Investments (100.0%) (Cost $5,652,454)		7,006,474
Other Assets and Liabilities-Net (0.0%)		(774)
Net Assets (100%)		7,005,700
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

LifeStrategy Conservative Growth Fund

			Current Period Transactions
	Oct. 31,		Proceeds			July 31,
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	1,105
Vanguard Total Bond Market II
Index Fund	4,124,870	482,558	1,247,425	60,755	1,984	3,391,780
Vanguard Total International Bond	1,031,397	66,400	277,751	9,615	—	846,042
Index Fund
Vanguard Total International Stock	1,046,739	63,151	293,302	23,854	—	828,334
Index Fund
Vanguard Total Stock Market Index	2,440,691	155,353	835,494	27,564	—	1,939,213
Fund
Total	8,643,697	767,462	2,653,972	121,788	1,984	7,006,474
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $5,652,454,000. Net unrealized appreciation of investment securities for tax purposes was $1,354,020,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of July 31, 2014

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (41.6%)
Vanguard Total Stock Market Index Fund Investor Shares	98,836,139	4,796,518

International Stock Fund (17.9%)
Vanguard Total International Stock Index Fund Investor Shares	120,553,301	2,065,078

U.S. Bond Fund (32.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	347,987,167	3,737,382

International Bond Fund (8.1%)
Vanguard Total International Bond Index Fund Investor Shares	90,617,345	933,359

Total Investment Companies (Cost $8,406,139)		11,532,337
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.118% (Cost $484)	484,456	484
Total Investments (100.0%) (Cost $8,406,623)		11,532,821
Other Assets and Liabilities-Net (0.0%)		(4,748)
Net Assets (100%)		11,528,073
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2014, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

LifeStrategy Moderate Growth Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

			Current Period Transactions
	Oct. 31,		Proceeds			July, 31
	2013		from		Capital Gain	2014
	Market	Purchases	Securities	Dividend	Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund	0	NA1	NA1	—	—	484
Vanguard Total Bond Market II	3,422,306	648,515	368,797	60,414	1,658	3,737,382
Index Fund
Vanguard Total International Bond	854,971	79,763	28,539	9,599	—	933,359
Index Fund
Vanguard Total International Stock	1,932,680	164,177	85,778	53,115	—	2,065,078
Index Fund
Vanguard Total Stock Market Index	4,520,845	279,252	414,249	60,422	—	4,796,518
Fund
Total	10,730,802	1,171,707	897,363	183,550	1,658	11,532,821
1 Not applicable — Purchases and Sales are for temporary cash investment purposes.

D. At July 31, 2014, the cost of investment securities for tax purposes was $8,406,623,000. Net unrealized appreciation of investment securities for tax purposes was $3,126,198,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 18, 2014
VANGUARD STAR FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 18, 2014

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.